UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard Star Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2015

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.1%)
Vanguard Windsor II Fund Investor Shares	71,560,947	2,564,029
Vanguard Windsor Fund Investor Shares	67,872,573	1,396,818
Vanguard U.S. Growth Fund Investor Shares	38,280,320	1,129,269
Vanguard PRIMECAP Fund Investor Shares	11,131,645	1,127,079
Vanguard Morgan Growth Fund Investor Shares	45,095,669	1,126,490
Vanguard Explorer Fund Investor Shares	7,722,964	696,611
		8,040,296
International Stock Funds (18.6%)
Vanguard International Growth Fund Investor Shares	81,492,134	1,759,415
Vanguard International Value Fund	50,649,258	1,703,335
		3,462,750
U.S. Bond Funds (38.3%)
Vanguard Long-Term Investment Grade Fund Investor Shares	219,233,519	2,486,108
Vanguard GNMA Fund Investor Shares	214,688,776	2,335,814
Vanguard Short-Term Investment-Grade Fund Investor Shares	216,879,861	2,327,121
		7,149,043
Total Investment Companies (100.0%) (Cost $12,875,105)		18,652,089
Other Assets and Liabilities-Net (0.0%)		(794)
Net Assets (100%)		18,651,295

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

STAR Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	721,792	95,294	18,249	1,026	94,267	696,611
Vanguard GNMA Fund	2,310,756	45,397	39,803	13,451	1,945	2,335,814
Vanguard International
Growth Fund	1,759,479	91,152	—	38,867	—	1,759,415
Vanguard International Value
Fund	1,726,503	130,338	—	45,338	—	1,703,335
Vanguard Long-Term
Investment Grade Fund	2,302,728	97,174	70,545	25,499	31,174	2,486,108
Vanguard Morgan Growth
Fund	1,153,837	122,782	34,842	7,776	115,006	1,126,490
Vanguard PRIMECAP Fund	1,153,269	71,929	41,947	12,149	59,781	1,127,079
Vanguard Short-Term
Investment-Grade Fund	2,308,598	50,346	31,820	10,250	4,997	2,327,121
Vanguard U.S. Growth Fund	1,152,831	88,492	35,906	6,931	81,561	1,129,269
Vanguard Windsor Fund	1,467,215	72,491	51,500	9,430	63,061	1,396,818
Vanguard Windsor II Fund	2,690,417	216,187	90,692	27,689	174,342	2,564,029
Total	18,747,425	1,081,582	415,304	198,406	626,134	18,652,089

D. At January 31, 2015, the cost of investment securities for tax purposes was $12,875,105,000. Net unrealized appreciation of investment securities for tax purposes was $5,776,984,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.1%)
Commonwealth Bank of Australia	10,985,340	759,583
Westpac Banking Corp.	21,026,155	561,947
BHP Billiton Ltd.	21,911,868	505,392
Australia & New Zealand Banking Group Ltd.	18,822,706	480,497
National Australia Bank Ltd.	16,157,209	445,591
Wesfarmers Ltd.	7,634,327	257,872
CSL Ltd.	3,496,652	237,960
Woolworths Ltd.	8,378,449	206,183
Telstra Corp. Ltd.	29,417,921	148,384
Rio Tinto Ltd.	2,975,964	132,705
Woodside Petroleum Ltd.	4,893,938	129,978
* Scentre Group	35,312,130	103,757
* Westfield Corp.	13,191,304	100,626
Suncorp Group Ltd.	8,781,883	100,059
Macquarie Group Ltd.	1,988,165	95,296
AMP Ltd.	20,005,590	89,217
Transurban Group	12,268,058	87,736
Brambles Ltd.	10,605,627	86,888
Amcor Ltd.	8,240,077	81,439
Insurance Australia Group Ltd.	15,699,226	77,770
QBE Insurance Group Ltd.	9,164,164	75,127
Origin Energy Ltd.	7,429,333	61,306
Goodman Group	11,710,098	55,513
* Newcrest Mining Ltd.	5,102,991	55,099
Aurizon Holdings Ltd.	14,044,028	53,703
Stockland	15,715,593	53,301
* AGL Energy Ltd.	4,520,813	49,976
Lend Lease Group	3,682,912	47,471
Oil Search Ltd.	7,860,675	47,304
APA Group	7,337,931	46,257
GPT Group	12,045,482	42,234
Ramsay Health Care Ltd.	880,812	40,534
Santos Ltd.	6,515,957	39,669
Sonic Healthcare Ltd.	2,698,816	39,400
ASX Ltd.	1,307,061	38,631
Dexus Property Group	6,323,687	37,766
Mirvac Group	25,105,113	37,550
* Medibank Pvt Ltd.	19,044,587	35,286
Orica Ltd.	2,493,584	35,002
Seek Ltd.	2,302,802	31,692
Asciano Ltd.	6,676,574	31,084
Incitec Pivot Ltd.	11,099,864	30,959
Bendigo & Adelaide Bank Ltd.	2,963,269	30,688
Computershare Ltd.	3,366,562	30,249
James Hardie Industries plc	2,985,498	29,935
Tatts Group Ltd.	9,430,611	28,223

Coca-Cola Amatil Ltd.	3,662,259	27,488
Sydney Airport	7,084,474	27,376
Novion Property Group	15,240,925	27,348
Crown Resorts Ltd.	2,602,134	27,341
Cochlear Ltd.	391,163	25,141
* Alumina Ltd.	16,602,431	24,851
Caltex Australia Ltd.	916,970	23,731
Aristocrat Leisure Ltd.	4,284,718	23,212
Federation Centres	9,798,327	22,982
Boral Ltd.	5,241,160	22,684
Bank of Queensland Ltd.	2,341,678	22,683
Toll Holdings Ltd.	4,646,311	22,219
Fortescue Metals Group Ltd.	10,954,554	19,864
Challenger Ltd.	3,995,768	19,440
DUET Group	9,511,530	18,507
Ansell Ltd.	1,043,993	18,325
Tabcorp Holdings Ltd.	4,966,307	17,554
Echo Entertainment Group Ltd.	5,591,182	17,470
Treasury Wine Estates Ltd.	4,379,921	16,652
Iluka Resources Ltd.	2,872,425	15,599
* Healthscope Ltd.	7,303,216	15,276
* Qantas Airways Ltd.	7,518,044	15,149
* BlueScope Steel Ltd.	3,850,597	14,917
IOOF Holdings Ltd.	2,033,215	14,836
REA Group Ltd.	358,009	13,695
Orora Ltd.	8,252,452	13,581
AusNet Services	11,316,099	12,283
Investa Office Fund	4,088,118	12,226
Recall Holdings Ltd.	2,103,643	11,652
DuluxGroup Ltd.	2,488,294	11,526
Primary Health Care Ltd.	3,184,337	11,405
carsales.com Ltd.	1,416,068	11,276
Perpetual Ltd.	296,132	11,236
Harvey Norman Holdings Ltd.	3,673,740	11,221
Flight Centre Travel Group Ltd.	383,998	11,209
Leighton Holdings Ltd.	690,703	10,991
WorleyParsons Ltd.	1,473,148	10,960
CSR Ltd.	3,439,014	10,623
Platinum Asset Management Ltd.	1,532,231	10,298
Magellan Financial Group Ltd.	686,902	10,119
TPG Telecom Ltd.	1,953,542	10,104
ALS Ltd.	2,533,886	9,568
Downer EDI Ltd.	2,919,994	9,481
Sims Metal Management Ltd.	1,092,577	9,192
^ JB Hi-Fi Ltd.	668,326	8,663
Navitas Ltd.	2,083,836	8,610
Qube Holdings Ltd.	4,697,246	8,513
Domino's Pizza Enterprises Ltd.	415,794	8,406
Adelaide Brighton Ltd.	3,023,393	8,379
Cromwell Property Group	9,920,345	8,169
M2 Group Ltd.	1,157,897	8,065
GrainCorp Ltd. Class A	1,166,870	8,054
Fairfax Media Ltd.	11,561,755	8,043
G8 Education Ltd.	2,388,192	7,750
nib holdings Ltd.	2,960,325	7,601
Charter Hall Group	2,022,250	7,579
Invocare Ltd.	747,598	7,545

	BWP Trust	3,303,081	7,301
	Charter Hall Retail REIT	2,084,347	7,090
	Veda Group Ltd.	3,857,426	6,865
	Iress Ltd.	854,710	6,838
	Metcash Ltd.	6,027,309	6,804
	Slater & Gordon Ltd.	1,324,735	6,799
*,^ Liquefied Natural Gas Ltd.		2,870,136	6,576
	Shopping Centres Australasia Property Group	4,357,677	6,521
	Sirtex Medical Ltd.	311,941	6,504
^	Super Retail Group Ltd.	950,884	6,418
	Macquarie Atlas Roads Group	2,812,938	6,415
	Beach Energy Ltd.	8,563,615	6,376
	Ardent Leisure Group	2,893,411	6,236
	OZ Minerals Ltd.	2,057,035	6,145
*	Spotless Group Holdings Ltd.	4,219,832	6,091
	Goodman Fielder Ltd.	11,856,626	5,885
	Independence Group NL	1,514,384	5,831
	Northern Star Resources Ltd.	3,837,219	5,552
	Nine Entertainment Co. Holdings Ltd.	4,049,412	5,550
	iiNET Ltd.	904,100	5,247
	Nufarm Ltd.	1,191,192	5,234
	Sigma Pharmaceuticals Ltd.	7,948,031	4,932
^	Myer Holdings Ltd.	4,061,000	4,892
	Breville Group Ltd.	870,555	4,883
	Mineral Resources Ltd.	938,702	4,862
	Retail Food Group Ltd.	966,041	4,616
	Abacus Property Group	1,945,668	4,604
	Transpacific Industries Group Ltd.	7,155,543	4,578
	Aveo Group	2,591,698	4,570
	Automotive Holdings Group Ltd.	1,524,556	4,459
	Seven West Media Ltd.	4,338,732	4,398
	Premier Investments Ltd.	546,271	4,341
	Western Areas Ltd.	1,399,537	4,336
	Pact Group Holdings Ltd.	1,181,076	4,328
	SAI Global Ltd.	1,401,132	4,258
	GWA Group Ltd.	2,046,868	4,192
*	Genworth Mortgage Insurance Australia Ltd.	1,513,483	4,134
	PanAust Ltd.	4,081,655	3,810
*,^ Regis Resources Ltd.		2,512,193	3,782
*	Transfield Services Ltd.	3,442,131	3,769
	Greencross Ltd.	545,151	3,757
*,^ Mesoblast Ltd.		1,198,750	3,724
	Monadelphous Group Ltd.	588,784	3,709
*,^ Whitehaven Coal Ltd.		3,881,286	3,706
	ARB Corp. Ltd.	409,918	3,674
*,^ Sirius Resources NL		1,825,690	3,538
*	Asaleo Care Ltd.	2,750,306	3,514
	BT Investment Management Ltd.	621,358	3,474
	Amcom Telecommunications Ltd.	1,554,645	3,444
*	AWE Ltd.	3,303,437	3,430
*	Bega Cheese Ltd.	863,689	3,418
	FlexiGroup Ltd.	1,467,207	3,337
	Sandfire Resources NL	999,860	3,299
	Arrium Ltd.	20,321,827	3,207
*	Australian Agricultural Co. Ltd.	2,481,472	3,081
	Cover-More Group Ltd.	2,059,757	3,012
	New Hope Corp. Ltd.	1,641,078	2,990

	Tassal Group Ltd.	1,021,505	2,983
	McMillan Shakespeare Ltd.	333,878	2,967
	OzForex Group Ltd.	1,504,826	2,962
	Southern Cross Media Group Ltd.	3,609,252	2,937
*,^ Paladin Energy Ltd.		10,010,901	2,927
*	APN News & Media Ltd.	4,547,198	2,861
*,^ Vocus Communications Ltd.		592,030	2,849
	GUD Holdings Ltd.	467,846	2,845
*	Blackmores Ltd.	90,130	2,829
	Village Roadshow Ltd.	575,674	2,716
	Cabcharge Australia Ltd.	806,838	2,714
*,^ Virgin Australia Holdings Ltd.		7,330,704	2,674
	Seven Group Holdings Ltd.	658,184	2,609
	Virtus Health Ltd.	407,896	2,536
*	Japara Healthcare Ltd.	1,655,005	2,486
	Technology One Ltd.	950,602	2,442
	Bradken Ltd.	1,156,704	2,440
	Growthpoint Properties Australia Ltd.	1,068,336	2,384
	Evolution Mining Ltd.	3,288,619	2,366
^	Cardno Ltd.	1,034,132	2,362
	Steadfast Group Ltd.	2,068,361	2,342
*,^ Karoon Gas Australia Ltd.		1,423,448	2,315
	Pacific Brands Ltd.	6,012,059	2,281
*,^ Syrah Resources Ltd.		815,525	2,269
	Thorn Group Ltd.	1,015,362	2,255
	Credit Corp. Group Ltd.	246,371	2,238
	Platinum Capital Ltd.	1,529,685	2,196
	Ainsworth Game Technology Ltd.	950,626	2,166
	GDI Property Group	3,170,529	2,083
*	iSentia Group Ltd.	928,767	2,047
^	TFS Corp. Ltd.	1,763,152	2,009
*	Billabong International Ltd.	3,913,165	1,951
*	Mantra Group Ltd.	881,115	1,880
*	Ten Network Holdings Ltd.	12,153,938	1,877
	Tox Free Solutions Ltd.	816,435	1,844
	Dick Smith Holdings Ltd.	1,158,865	1,832
	Cash Converters International Ltd.	2,120,509	1,822
*	Energy World Corp. Ltd.	7,709,017	1,757
	Australian Pharmaceutical Industries Ltd.	2,443,120	1,727
*	Senex Energy Ltd.	7,956,813	1,699
*,^ NEXTDC Ltd.		1,100,270	1,663
*	Mayne Pharma Group Ltd.	3,343,394	1,621
	Cedar Woods Properties Ltd.	354,991	1,602
	STW Communications Group Ltd.	2,217,388	1,577
*,^ iProperty Group Ltd.		737,425	1,574
	MMA Offshore Ltd.	2,491,968	1,540
^	UGL Ltd.	1,099,088	1,526
*	Saracen Mineral Holdings Ltd.	5,077,929	1,475
	Astro Japan Property Group	378,598	1,474
*,^ Drillsearch Energy Ltd.		2,382,351	1,436
	ERM Power Ltd.	812,738	1,372
	Programmed Maintenance Services Ltd.	812,588	1,369
	RCR Tomlinson Ltd.	777,301	1,240
	SKILLED Group Ltd.	1,226,978	1,240
	SMS Management & Technology Ltd.	436,390	1,220
*,^ Beadell Resources Ltd.		5,284,593	1,218
	Sunland Group Ltd.	897,766	1,188

^	Acrux Ltd.	1,000,202	1,183
	Webjet Ltd.	522,107	1,182
*,^ Newcrest Mining Ltd. ADR		107,626	1,154
*	Sundance Energy Australia Ltd.	3,191,849	1,149
*,^ Energy Resources of Australia Ltd.		1,124,622	1,142
	Hills Ltd.	1,356,559	1,138
*,^ CuDeco Ltd.		1,035,336	1,136
	UXC Ltd.	1,940,518	1,122
*	Resolute Mining Ltd.	3,500,881	1,051
*,^ Perseus Mining Ltd.		3,591,108	1,025
*,^ Medusa Mining Ltd.		1,486,349	981
*,^ Horizon Oil Ltd.		9,346,701	907
*,^ Linc Energy Ltd.		2,008,097	862
^	Atlas Iron Ltd.	6,556,768	857
^	Reject Shop Ltd.	185,127	836
*,^ Kingsgate Consolidated Ltd.		1,347,985	813
	Decmil Group Ltd.	793,538	770
*,^ Lynas Corp. Ltd.		21,403,608	742
	MACA Ltd.	1,139,805	728
*,^ Starpharma Holdings Ltd.		1,953,210	707
	Mount Gibson Iron Ltd.	4,262,608	702
*	Infigen Energy	3,435,073	665
*,^ Boart Longyear Ltd.		5,100,415	647
*	Troy Resources Ltd.	1,371,362	612
	Mincor Resources NL	1,066,764	598
^	Watpac Ltd.	888,096	558
	Sims Metal Management Ltd. ADR	66,577	557
	Panoramic Resources Ltd.	1,471,028	515
*,^ Silver Lake Resources Ltd.		2,781,424	508
	Ausdrill Ltd.	1,642,190	477
*,^ Buru Energy Ltd.		1,609,262	466
*	Tap Oil Ltd.	1,524,457	445
	Fleetwood Corp. Ltd.	341,941	388
*	Mineral Deposits Ltd.	573,281	384
	NRW Holdings Ltd.	1,685,958	371
*,^ Silex Systems Ltd.		884,942	362
*,^ Intrepid Mines Ltd.		3,314,276	336
*,^ Sundance Resources Ltd.		16,268,629	328
*	Emeco Holdings Ltd.	3,496,582	326
*	Imdex Ltd.	1,186,419	272
*,^ Kingsrose Mining Ltd.		1,302,691	256
*	Macmahon Holdings Ltd.	5,743,072	253
*,^ Tiger Resources Ltd.		6,435,008	243
^	BC Iron Ltd.	623,537	222
*	Kagara Ltd.	2,282,838	213
^	Vocation Ltd.	1,014,047	197
*	Gunns Ltd.	3,440	114
*	Nexus Energy Ltd.	5,925,255	—
			7,045,157
Austria (0.2%)
	Erste Group Bank AG	1,999,733	43,293
	Voestalpine AG	762,501	27,155
	ANDRITZ AG	494,508	26,769
	OMV AG	979,097	24,341
*	IMMOFINANZ AG	6,540,771	14,946
	Oesterreichische Post AG	230,933	11,447
	CA Immobilien Anlagen AG	559,679	11,336

	Wienerberger AG	789,339	11,154
	Vienna Insurance Group AG Wiener Versicherung Gruppe	261,038	11,079
^	Raiffeisen Bank International AG	815,764	9,532
^	Verbund AG	451,171	7,897
	BUWOG AG	352,480	6,884
	Mayr Melnhof Karton AG	53,507	5,523
	Atrium European Real Estate Ltd.	1,124,916	5,242
	Conwert Immobilien Invest SE	416,129	4,842
^	Flughafen Wien AG	55,345	4,810
	RHI AG	178,543	4,683
^	Schoeller-Bleckmann Oilfield Equipment AG	76,068	4,500
	Zumtobel Group AG	193,604	4,442
	Lenzing AG	57,147	3,706
	Telekom Austria AG	533,445	3,495
	S IMMO AG	373,474	2,891
	Semperit AG Holding	64,298	2,839
	Strabag SE	117,037	2,594
	EVN AG	206,739	2,286
	Palfinger AG	73,515	1,927
*,^ Kapsch TrafficCom AG		31,990	735
			260,348
Belgium (1.0%)
	Anheuser-Busch InBev NV	5,445,275	664,144
*	KBC Groep NV	1,877,349	100,974
	UCB SA	830,639	64,573
	Delhaize Group SA	690,766	57,463
^	Solvay SA Class A	384,706	52,596
	Ageas	1,449,027	49,621
	Groupe Bruxelles Lambert SA	529,708	43,915
	Belgacom SA	958,224	35,689
	Umicore SA	723,065	30,283
	RTL Group SA	263,073	24,902
	Colruyt SA	450,122	20,761
	Ackermans & van Haaren NV	168,370	20,011
*	Telenet Group Holding NV	331,380	18,429
	bpost SA	680,104	17,896
	Cofinimmo SA	118,154	14,446
	Sofina SA	114,579	11,796
	Befimmo SA	114,107	8,710
*	Ontex Group NV	333,178	8,665
	Fagron	211,672	8,642
*,^ Nyrstar (Voting Shares)		2,210,396	8,310
	Elia System Operator SA/NV	179,712	7,893
	NV Bekaert SA	245,652	7,414
	Melexis NV	143,219	7,169
	Warehouses De Pauw SCA	91,214	7,011
*,^ Euronav NV		505,626	5,928
	D'ieteren SA/NV	183,113	5,913
	Gimv NV	129,704	5,868
	Cie d'Entreprises CFE	47,976	4,568
*	Mobistar SA	194,569	4,324
*	Tessenderlo Chemie NV (Voting Shares)	155,230	4,018
	Barco NV	54,121	3,483
^	Econocom Group SA/NV	382,417	3,131
*	KBC Ancora	104,062	3,122
*	AGFA-Gevaert NV	1,166,763	2,725
*	RHJ International SA	472,260	2,480

*	Ion Beam Applications	125,032	2,453
	Van de Velde NV	42,807	2,329
	EVS Broadcast Equipment SA	65,670	2,215
	Cie Maritime Belge SA	116,882	1,830
*,^ ThromboGenics NV		203,397	1,594
^	Wereldhave Belgium NV	13,590	1,561
	Intervest Offices & Warehouses NV	42,464	1,109
*	Wereldhave Belgium Rights Exp. 02/10/2015	12,624	31
			1,349,995
Brazil (1.7%)
	Ambev SA	24,520,825	161,338
	Itau Unibanco Holding SA Preference Shares	11,524,825	141,434
	Banco Bradesco SA Preference Shares	10,347,826	130,438
	BRF SA	4,827,403	115,286
	Itau Unibanco Holding SA ADR	6,183,269	74,941
	Itausa - Investimentos Itau SA Preference Shares	21,542,308	73,603
	Cielo SA	4,938,202	73,564
	Petroleo Brasileiro SA Preference Shares	21,154,291	64,389
	Petroleo Brasileiro SA	19,986,377	59,899
	Vale SA Preference Shares	9,196,718	57,015
	Ultrapar Participacoes SA	2,615,576	51,577
	Banco Bradesco SA ADR	4,038,590	50,402
	Ambev SA ADR	7,414,516	48,788
	Kroton Educacional SA	10,384,616	47,811
	Banco do Brasil SA	5,834,622	44,971
	Vale SA	6,419,583	44,819
	BB Seguridade Participacoes SA	4,085,082	44,624
	Banco Bradesco SA	3,439,271	43,049
	BM&FBovespa SA	12,350,929	41,808
	CCR SA	5,929,077	33,814
	Embraer SA	3,317,205	29,457
	Telefonica Brasil SA Preference Shares	1,460,200	26,995
	BRF SA ADR	1,132,128	26,854
	Petroleo Brasileiro SA ADR	4,161,204	25,591
	Vale SA Class B ADR	4,079,387	25,537
	Lojas Renner SA	856,100	22,544
	WEG SA	1,869,615	22,309
	Souza Cruz SA	2,596,826	21,765
	Lojas Americanas SA Preference Shares	3,594,420	20,827
	JBS SA	4,830,524	20,617
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	618,002	20,609
	Tim Participacoes SA	4,581,938	20,146
	Klabin SA	3,768,839	19,294
	CETIP SA - Mercados Organizados	1,497,598	19,250
^	Vale SA Class B ADR	2,578,843	18,129
*	Hypermarcas SA	2,549,271	17,337
	Grupo BTG Pactual	1,724,044	16,908
	BR Malls Participacoes SA	2,948,819	16,788
	Tractebel Energia SA	1,420,832	16,521
	Petroleo Brasileiro SA ADR	2,725,922	16,383
	Raia Drogasil SA	1,708,344	16,361
	Cia Energetica de Minas Gerais Preference Shares	3,489,381	15,493
*	Qualicorp SA	1,509,071	14,959
	Gerdau SA Preference Shares	4,199,971	14,290
	Natura Cosmeticos SA	1,159,481	13,542
	Embraer SA ADR	373,963	13,186
	Itau Unibanco Holding SA	1,130,066	12,655

Localiza Rent a Car SA	965,957	12,582
Cia Brasileira de Distribuicao ADR	373,524	12,255
TOTVS SA	950,214	11,900
Estacio Participacoes SA	1,765,087	10,991
* Fibria Celulose SA	900,655	10,915
Cia Energetica de Sao Paulo Preference Shares	1,237,541	10,836
Telefonica Brasil SA ADR	574,371	10,591
CPFL Energia SA	1,662,640	10,484
M Dias Branco SA	307,690	9,473
Multiplan Empreendimentos Imobiliarios SA	523,787	9,370
Suzano Papel e Celulose SA Preference Shares Class A	1,984,406	8,072
* Fibria Celulose SA ADR	621,466	7,538
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,837,319	7,402
Equatorial Energia SA	793,102	7,363
Sul America SA	1,688,100	7,199
Cia Energetica de Minas Gerais ADR	1,580,998	7,130
Metalurgica Gerdau SA Preference Shares Class A	1,928,541	7,098
Cia de Saneamento Basico do Estado de Sao Paulo	1,423,354	7,094
Cosan SA Industria e Comercio	765,794	7,029
Odontoprev SA	1,790,196	6,888
Bradespar SA Preference Shares	1,530,389	6,632
Porto Seguro SA	655,201	6,606
Cia Hering	952,755	6,459
* B2W Cia Digital	700,421	5,983
Gerdau SA ADR	1,666,206	5,748
* Via Varejo SA	872,200	5,738
Duratex SA	1,974,745	5,460
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,178,596	5,381
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	371,173	5,311
EcoRodovias Infraestrutura e Logistica SA	1,370,162	5,285
* Usinas Siderurgicas de Minas Gerais SA	823,700	5,222
EDP - Energias do Brasil SA	1,615,382	5,193
MRV Engenharia e Participacoes SA	1,938,012	5,014
Smiles SA	296,500	4,668
Transmissora Alianca de Energia Eletrica SA	623,877	4,576
Tim Participacoes SA ADR	207,108	4,571
Cia de Saneamento Basico do Estado de Sao Paulo ADR	937,890	4,558
Lojas Americanas SA	1,039,725	4,532
Cia Siderurgica Nacional SA	2,834,467	4,394
BR Properties SA	1,318,349	4,387
Multiplus SA	330,904	4,279
ALL - America Latina Logistica SA	2,965,674	4,276
Cia Paranaense de Energia ADR	358,056	4,153
AES Tiete SA Preference Shares	659,860	4,076
* Oi SA Preference Shares	2,193,105	4,045
Linx SA	223,822	3,927
Sao Martinho SA	305,739	3,889
Cia Paranaense de Energia Preference Shares	328,950	3,811
Iguatemi Empresa de Shopping Centers SA	408,251	3,695
Diagnosticos da America SA	848,800	3,613
Braskem SA Preference Shares	764,246	3,547
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	236,819	3,462
Marcopolo SA Preference Shares	3,416,704	3,420
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	2,720,502	3,397
Alupar Investimento SA	469,900	3,335
* Marfrig Global Foods SA	1,736,452	3,256

Aliansce Shopping Centers SA	530,970	3,186
Alpargatas SA Preference Shares	934,711	2,966
Grendene SA	548,523	2,837
^ Cia Siderurgica Nacional SA ADR	1,860,605	2,791
Fleury SA	535,906	2,766
* Abril Educacao SA	733,080	2,649
Cia Energetica de Minas Gerais	557,630	2,619
Arezzo Industria e Comercio SA	297,506	2,601
Light SA	479,859	2,536
* Gol Linhas Aereas Inteligentes SA Preference Shares	558,900	2,528
Cia de Saneamento de Minas Gerais-COPASA	398,443	2,519
Centrais Eletricas Brasileiras SA Preference Shares	1,095,168	2,513
Gerdau SA	871,203	2,414
Tupy SA	420,169	2,287
* GAEC Educacao SA	292,314	2,274
Centrais Eletricas Brasileiras SA	1,114,000	2,138
Even Construtora e Incorporadora SA	1,314,433	2,121
Ez Tec Empreendimentos e Participacoes SA	345,804	2,117
* Minerva SA	646,600	2,085
JSL SA	509,868	2,054
Iochpe-Maxion SA	483,757	2,012
AES Tiete SA	391,602	1,993
CPFL Energia SA ADR	157,047	1,965
Marisa Lojas SA	349,700	1,911
Mahle-Metal Leve SA Industria e Comercio	249,339	1,857
* PDG Realty SA Empreendimentos e Participacoes	9,245,032	1,799
* Oi SA	871,022	1,751
SLC Agricola SA	322,154	1,717
Arteris SA	364,287	1,673
Randon Participacoes SA Preference Shares	1,095,056	1,633
Santos Brasil Participacoes SA	303,549	1,557
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	92,833	1,550
Guararapes Confeccoes SA	52,225	1,527
Centrais Eletricas Brasileiras SA ADR	805,734	1,515
QGEP Participacoes SA	708,975	1,506
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	583,341	1,465
Direcional Engenharia SA	585,241	1,418
Cia Energetica do Ceara Preference Shares	96,453	1,287
Brasil Brokers Participacoes SA	1,280,010	1,285
Cia Paranaense de Energia	154,700	1,257
Braskem SA ADR	122,400	1,153
Helbor Empreendimentos SA	790,247	1,147
Mills Estruturas e Servicos de Engenharia SA	529,579	1,126
Gafisa SA	1,600,223	1,125
Ser Educacional SA	215,800	1,089
Sonae Sierra Brasil SA	173,060	1,010
Magazine Luiza SA	394,285	990
Tegma Gestao Logistica	185,100	958
International Meal Co. Holdings SA	332,694	953
Centrais Eletricas Brasileiras SA ADR	410,458	944
Gafisa SA ADR	658,400	942
LPS Brasil Consultoria de Imoveis SA	410,800	874
Magnesita Refratarios SA	1,237,245	867
* Paranapanema SA	1,061,153	774
* Prumo Logistica SA	6,482,060	749
Tecnisa SA	603,177	705
Gol Linhas Aereas Inteligentes SA ADR	128,200	577

* Cosan Logistica SA	687,194	563
* Brasil Pharma SA	1,340,505	557
JHSF Participacoes SA	659,555	528
Oi SA ADR	173,282	341
Brasil Insurance Participacoes e Administracao SA	387,034	290
* Rossi Residencial SA	345,237	272
Banco Santander Brasil SA ADR	41,800	193
Banco Santander Brasil SA	31,700	148
Contax Participacoes SA Preference Shares	45,455	30
Oi SA ADR	8,713	18
Klabin SA Preference Shares	3	—
		2,377,628
Canada (6.7%)
Royal Bank of Canada	9,818,759	554,338
Toronto-Dominion Bank	12,595,198	501,548
Bank of Nova Scotia	8,256,795	396,758
* Valeant Pharmaceuticals International Inc.	2,111,309	337,574
Canadian National Railway Co.	4,979,349	328,064
Suncor Energy Inc.	9,957,159	296,983
Enbridge Inc.	5,700,604	276,125
^ Bank of Montreal	4,341,748	249,188
Canadian Natural Resources Ltd.	7,487,004	217,062
TransCanada Corp.	4,802,092	213,670
Potash Corp. of Saskatchewan Inc.	5,665,080	206,238
Manulife Financial Corp.	12,656,159	202,985
Brookfield Asset Management Inc. Class A	3,881,655	197,794
^ Canadian Imperial Bank of Commerce	2,730,004	189,448
Canadian Pacific Railway Ltd.	1,063,187	185,303
* Goldcorp Inc.	5,516,954	133,246
* Magna International Inc.	1,366,666	131,311
Sun Life Financial Inc.	4,170,468	127,539
Agrium Inc.	989,287	105,546
Alimentation Couche-Tard Inc. Class B	2,654,835	104,025
Cenovus Energy Inc.	5,122,687	97,036
* Barrick Gold Corp.	7,405,127	94,698
* Thomson Reuters Corp.	2,464,918	94,585
Rogers Communications Inc. Class B	2,474,009	87,964
BCE Inc.	1,895,969	87,077
Loblaw Cos. Ltd.	1,577,853	78,390
National Bank of Canada	2,231,194	77,627
* Fairfax Financial Holdings Ltd.	144,872	76,956
^ Crescent Point Energy Corp.	3,036,086	72,157
* CGI Group Inc. Class A	1,814,772	71,908
* Catamaran Corp.	1,415,532	70,682
^ Pembina Pipeline Corp.	2,271,032	70,560
Imperial Oil Ltd.	1,799,518	66,900
Shaw Communications Inc. Class B	2,729,400	63,021
Encana Corp.	5,078,075	62,102
Fortis Inc.	1,875,076	61,843
Franco-Nevada Corp.	1,066,351	61,537
Intact Financial Corp.	896,724	59,927
^ Inter Pipeline Ltd.	2,209,263	57,444
* Silver Wheaton Corp.	2,492,300	57,252
Power Corp. of Canada	2,369,118	57,126
* Restaurant Brands International Inc.	1,434,737	55,596
Talisman Energy Inc.	7,037,253	53,055
Great-West Lifeco Inc.	2,047,164	51,892

	Saputo Inc.	1,738,256	49,985
^	RioCan REIT	2,139,259	49,563
	Gildan Activewear Inc.	832,263	48,585
*	Agnico Eagle Mines Ltd.	1,430,535	48,229
	TELUS Corp.	1,402,326	48,105
	Canadian Tire Corp. Ltd. Class A	511,585	47,181
	Open Text Corp.	830,799	47,114
	Metro Inc.	578,412	45,774
	Husky Energy Inc.	2,009,208	43,245
	Power Financial Corp.	1,590,817	42,928
	Canadian Utilities Ltd. Class A	1,271,838	42,168
	Teck Resources Ltd. Class B	3,210,720	41,565
	CI Financial Corp.	1,605,972	40,949
^	ARC Resources Ltd.	2,168,803	39,256
	Cameco Corp.	2,679,017	37,696
	First Quantum Minerals Ltd.	4,099,873	37,395
	Dollarama Inc.	782,491	37,163
	H&R REIT	1,872,576	35,987
*,^ BlackBerry Ltd.		3,418,319	34,729
	SNC-Lavalin Group Inc.	1,043,985	34,548
^	Keyera Corp.	570,743	33,687
*	Tourmaline Oil Corp.	1,199,155	32,973
	Onex Corp.	600,313	32,952
^	AltaGas Ltd.	910,532	30,769
	Constellation Software Inc.	108,389	30,033
^	Vermilion Energy Inc.	644,941	28,407
*	Methanex Corp.	639,899	28,281
	George Weston Ltd.	346,779	27,487
*	Kinross Gold Corp.	7,794,540	26,438
	Empire Co. Ltd.	350,675	25,527
	Yamana Gold Inc.	6,021,241	24,925
^	Veresen Inc.	1,908,465	24,286
	West Fraser Timber Co. Ltd.	417,757	23,993
	Eldorado Gold Corp.	4,852,829	23,296
	IGM Financial Inc.	671,934	23,061
^	Peyto Exploration & Development Corp.	901,166	22,765
	Progressive Waste Solutions Ltd.	792,001	22,600
	CCL Industries Inc. Class B	218,378	22,573
	Bombardier Inc. Class B	9,724,681	22,194
	CAE Inc.	1,796,883	22,130
	Industrial Alliance Insurance & Financial Services Inc.	684,925	21,809
^	Canadian Oil Sands Ltd.	3,322,140	20,523
	Atco Ltd.	516,390	19,990
	Linamar Corp.	347,413	19,901
	Finning International Inc.	1,177,022	19,406
^	Canadian REIT	489,833	18,588
*	Element Financial Corp.	1,721,639	18,291
*,^ Amaya Inc.		695,467	18,017
	MacDonald Dettwiler & Associates Ltd.	244,728	17,977
^	Calloway REIT	703,454	17,566
^	Baytex Energy Corp.	1,129,152	17,523
	Canadian Apartment Properties REIT	753,381	16,879
^	Cominar REIT	1,076,096	16,437
	DH Corp.	588,152	16,427
	TransAlta Corp.	1,872,872	16,390
^	Whitecap Resources Inc.	1,675,886	16,367
	WSP Global Inc.	603,217	16,316

^	Allied Properties REIT	507,769	15,984
*	Turquoise Hill Resources Ltd.	5,405,836	15,698
	Home Capital Group Inc. Class B	474,785	15,693
*	MEG Energy Corp.	1,021,586	15,581
^	Cineplex Inc.	433,053	15,401
*,^ Ritchie Bros Auctioneers Inc.		606,216	15,195
	TransForce Inc.	668,329	15,169
^	Dream Office REIT	707,227	15,116
*	Lundin Mining Corp.	4,239,060	15,079
	Gibson Energy Inc.	845,146	15,038
*	New Gold Inc.	3,429,973	15,035
	Hudson's Bay Co.	790,708	14,573
	Quebecor Inc. Class B	573,490	14,374
	Stantec Inc.	584,347	14,371
*	Canfor Corp.	542,483	13,555
^	Enerplus Corp.	1,381,320	13,403
^	Boardwalk REIT	271,441	13,101
	Aimia Inc.	1,189,527	12,759
*,^ B2Gold Corp.		6,268,273	12,332
*	Celestica Inc.	1,080,148	12,105
*	FirstService Corp.	223,715	11,769
	Chartwell Retirement Residences	1,172,537	11,664
	HudBay Minerals Inc.	1,592,992	11,596
	ShawCor Ltd.	419,220	11,514
	Granite REIT	323,229	11,345
*,^ Pan American Silver Corp.		966,216	11,314
^	Artis REIT	922,133	11,284
	Capital Power Corp.	564,741	11,240
	Canadian Western Bank	543,153	11,015
*	Detour Gold Corp.	1,058,896	10,833
	Westshore Terminals Investment Corp.	416,761	10,495
	Jean Coutu Group PJC Inc. Class A	507,158	10,173
	Precision Drilling Corp.	1,983,303	10,130
	Toromont Industries Ltd.	461,842	10,039
	Algonquin Power & Utilities Corp.	1,250,072	9,956
	Corus Entertainment Inc. Class B	571,692	9,704
^	Pengrowth Energy Corp.	3,577,129	9,571
*	Dominion Diamond Corp.	572,845	9,517
	TMX Group Ltd.	256,456	9,500
^	Secure Energy Services Inc.	797,221	9,254
	First Capital Realty Inc.	600,044	9,218
^	Northland Power Inc.	641,510	8,633
^	Mullen Group Ltd.	537,662	8,627
	Maple Leaf Foods Inc.	533,097	8,550
^	Parkland Fuel Corp.	487,043	8,390
^	Superior Plus Corp.	862,425	8,280
	Stella-Jones Inc.	287,218	8,200
	Tahoe Resources Inc.	593,943	8,105
*	Paramount Resources Ltd. Class A	358,790	8,050
	RONA Inc.	795,497	8,007
^	Emera Inc.	243,134	7,956
	Russel Metals Inc.	414,325	7,636
	Laurentian Bank of Canada	195,746	7,211
	Genworth MI Canada Inc.	279,398	6,953
	Barrick Gold Corp.	542,335	6,931
*	IAMGOLD Corp.	2,553,369	6,832
*	Raging River Exploration Inc.	1,155,420	6,710

	AuRico Gold Inc.	1,699,052	6,699
*	SEMAFO Inc.	1,907,132	6,679
	Enerflex Ltd.	527,972	6,648
	Centerra Gold Inc.	1,097,176	6,579
	North West Co. Inc.	314,252	6,568
^	Bonavista Energy Corp.	1,365,905	6,450
	Pason Systems Inc.	452,809	6,382
	Innergex Renewable Energy Inc.	674,674	6,329
*	ATS Automation Tooling Systems Inc.	539,136	6,152
*,^ NovaGold Resources Inc.		1,612,959	6,131
*	Torex Gold Resources Inc.	5,343,143	6,097
^	Bonterra Energy Corp.	192,294	6,015
	Ensign Energy Services Inc.	866,626	6,008
	Bank of Montreal	97,876	5,626
^	Manitoba Telecom Services Inc.	275,495	5,561
	Transcontinental Inc. Class A	435,307	5,183
*	Great Canadian Gaming Corp.	332,274	5,164
^	Canadian Energy Services & Technology Corp.	1,217,839	5,147
*	NuVista Energy Ltd.	901,290	5,064
^	Penn West Petroleum Ltd.	3,322,684	5,021
*,^ Pacific Rubiales Energy Corp.		2,150,145	4,992
*	Dorel Industries Inc. Class B	171,268	4,907
*	Cott Corp.	644,421	4,899
*,^ First Majestic Silver Corp.		781,869	4,830
*	Alamos Gold Inc.	886,785	4,732
*	Advantage Oil & Gas Ltd.	1,127,469	4,729
*	Nevsun Resources Ltd.	1,357,120	4,689
^	Just Energy Group Inc.	911,987	4,629
*,^ Pretium Resources Inc.		677,473	4,548
*	OceanaGold Corp.	2,001,366	4,410
*	Primero Mining Corp.	1,098,731	4,410
*	Parex Resources Inc.	807,008	4,369
^	Osisko Gold Royalties Ltd.	316,360	4,255
	Cogeco Cable Inc.	73,867	4,244
	Northern Property REIT	212,296	4,118
*	Bankers Petroleum Ltd.	1,759,541	4,043
^	TORC Oil & Gas Ltd.	620,139	4,026
	Norbord Inc.	178,200	3,966
*	Birchcliff Energy Ltd.	731,359	3,914
*,^ Avigilon Corp.		252,858	3,850
	Trican Well Service Ltd.	991,248	3,822
	Alacer Gold Corp.	1,593,706	3,738
*	Kelt Exploration Ltd.	734,402	3,641
	Martinrea International Inc.	483,291	3,587
*,^ Athabasca Oil Corp.		2,401,521	3,515
*	Crew Energy Inc.	829,828	3,415
^	AGF Management Ltd. Class B	592,478	3,357
	Sherritt International Corp.	1,993,229	3,357
	Morguard REIT	230,304	3,346
	Canaccord Genuity Group Inc.	666,073	3,344
*,^ Silver Standard Resources Inc.		536,023	3,303
^	Extendicare Inc.	597,114	3,205
	Trinidad Drilling Ltd.	952,064	3,199
	Calfrac Well Services Ltd.	488,452	3,137
^	Surge Energy Inc.	1,513,968	3,062
	AutoCanada Inc.	120,118	3,061
	InnVest REIT	612,006	3,010

	Major Drilling Group International Inc.	551,576	2,952
	Aecon Group Inc.	382,170	2,947
*	Gran Tierra Energy Inc.	1,352,643	2,895
	Dundee Corp. Class A	297,341	2,813
*,^ China Gold International Resources Corp. Ltd.		1,597,628	2,728
^	First National Financial Corp.	150,614	2,631
	Cascades Inc.	420,287	2,596
	Torstar Corp. Class B	475,066	2,565
*,^ Denison Mines Corp.		2,917,758	2,503
*	Dream Unlimited Corp. Class A	346,981	2,417
*,^ Bellatrix Exploration Ltd.		1,190,896	2,409
*	Capstone Mining Corp.	2,529,917	2,310
^	Wi-LAN Inc.	845,207	2,268
^	Trilogy Energy Corp.	440,857	2,255
^	Sprott Inc.	1,020,846	2,249
^	Canexus Corp.	1,201,063	2,240
^	Atlantic Power Corp.	798,109	2,117
*	Dundee Precious Metals Inc.	750,027	2,113
*	Argonaut Gold Inc.	1,062,293	2,073
*,^ Imperial Metals Corp.		289,175	2,037
	Black Diamond Group Ltd.	254,383	2,024
*,^ Endeavour Silver Corp.		651,108	1,788
*	Thompson Creek Metals Co. Inc.	1,344,441	1,672
*	Legacy Oil & Gas Inc.	1,367,556	1,657
*,^ BlackPearl Resources Inc.		2,108,071	1,526
*,^ Westport Innovations Inc.		373,355	1,240
	GMP Capital Inc.	299,161	1,236
*	Gran Tierra Energy Inc.	539,523	1,168
*	Continental Gold Ltd.	695,338	1,160
*,^ Taseko Mines Ltd.		1,439,751	1,031
	Savanna Energy Services Corp.	582,108	1,031
^	Bombardier Inc. Class A	321,743	762
^	Lightstream Resources Ltd.	1,264,071	756
*	Restaurant Brands International LP	6,645	244
*,^ Westport Innovations Inc.		38,000	127
*	Poseidon Concepts Corp.	320,721	—
			9,298,495
Chile (0.3%)
	Enersis SA	108,651,581	33,641
	Empresas COPEC SA	2,563,538	29,036
	Empresa Nacional de Electricidad SA	17,642,680	25,253
	SACI Falabella	3,267,362	21,435
*	Latam Airlines Group SA	1,979,873	20,864
	Empresas CMPC SA	7,577,309	18,822
	Cencosud SA	7,624,534	18,702
	Banco de Chile	161,958,964	17,877
	Banco Santander Chile	330,298,947	15,663
	Colbun SA	48,155,356	13,103
	Banco de Credito e Inversiones	298,391	12,495
	Corpbanca SA	1,104,853,565	12,228
	Aguas Andinas SA Class A	19,871,249	11,381
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	453,954	10,827
	Cia Cervecerias Unidas SA	1,011,135	9,244
	AES Gener SA	17,253,381	8,896
	SONDA SA	3,234,772	7,852
	Enersis SA ADR	514,203	7,842
	Empresa Nacional de Electricidad SA ADR	180,587	7,711

	ENTEL Chile SA	748,077	7,004
	Vina Concha y Toro SA	3,756,987	6,768
	Parque Arauco SA	3,520,119	6,244
	E.CL SA	3,572,088	5,578
	Embotelladora Andina SA Preference Shares	1,634,523	4,600
	Inversiones Aguas Metropolitanas SA	2,960,395	4,569
	Banco Santander Chile ADR	229,722	4,374
	Sociedad Quimica y Minera de Chile SA ADR	177,327	4,231
	Administradora de Fondos de Pensiones Habitat SA	2,205,209	3,028
*	Cia Sud Americana de Vapores SA	85,747,056	2,883
	Inversiones La Construccion SA	238,968	2,783
	Sociedad Matriz SAAM SA	34,823,451	2,482
	Ripley Corp. SA	5,924,328	2,440
	Sigdo Koppers SA	1,745,753	2,364
*	Latam Airlines Group SA	217,064	2,242
	Forus SA	583,396	2,071
	Salfacorp SA	2,632,661	1,760
	Coca-Cola Embonor SA Preference Shares Class B	1,045,588	1,392
	Besalco SA	2,798,150	1,377
	CAP SA	532,702	1,312
*	Latam Airlines Group SA ADR	73,423	761
			373,135
China (4.4%)
*	Tencent Holdings Ltd.	31,346,975	528,716
	China Mobile Ltd.	35,534,224	465,800
	China Construction Bank Corp.	492,349,340	394,116
	Industrial & Commercial Bank of China Ltd.	491,789,760	350,709
	Bank of China Ltd.	513,989,306	286,939
	China Life Insurance Co. Ltd.	50,827,000	196,959
	Ping An Insurance Group Co. of China Ltd.	17,058,700	180,804
	PetroChina Co. Ltd.	143,998,000	156,368
	CNOOC Ltd.	109,789,000	145,675
	China Petroleum & Chemical Corp.	174,236,400	137,862
	Agricultural Bank of China Ltd.	176,309,312	86,094
	China Pacific Insurance Group Co. Ltd.	17,633,838	84,744
	China Overseas Land & Investment Ltd.	27,897,680	80,443
	China Merchants Bank Co. Ltd.	31,390,122	70,063
	China Telecom Corp. Ltd.	110,745,000	65,493
	CITIC Ltd.	37,493,000	64,534
	China Shenhua Energy Co. Ltd.	23,260,500	63,851
	Hengan International Group Co. Ltd.	5,013,500	59,511
	China Unicom Hong Kong Ltd.	38,875,694	58,189
	Lenovo Group Ltd.	43,922,000	56,554
	China Minsheng Banking Corp. Ltd.	41,664,418	50,575
	Bank of Communications Co. Ltd.	55,173,150	46,319
	PICC Property & Casualty Co. Ltd.	22,278,484	43,450
	Belle International Holdings Ltd.	35,746,000	40,462
	Great Wall Motor Co. Ltd.	7,075,000	40,383
	China Resources Land Ltd.	15,516,444	39,695
	China CITIC Bank Corp. Ltd.	51,709,446	38,238
	China Resources Power Holdings Co. Ltd.	13,031,600	36,488
*,^ Hanergy Thin Film Power Group Ltd.		77,018,000	35,779
	Brilliance China Automotive Holdings Ltd.	18,788,000	34,461
	China Communications Construction Co. Ltd.	30,164,008	32,770
	Huaneng Power International Inc.	22,934,000	32,101
	ENN Energy Holdings Ltd.	5,014,000	29,639
	Dongfeng Motor Group Co. Ltd.	20,034,000	28,974

	China Merchants Holdings International Co. Ltd.	7,800,000	28,664
	New China Life Insurance Co. Ltd.	4,847,867	27,922
	Beijing Enterprises Holdings Ltd.	3,572,500	27,274
^	Anhui Conch Cement Co. Ltd.	8,128,500	27,211
	China Everbright International Ltd.	18,022,000	26,590
	Sinopharm Group Co. Ltd.	7,183,200	26,154
	CITIC Securities Co. Ltd.	8,027,500	25,790
	China Longyuan Power Group Corp. Ltd.	23,019,000	24,706
^	Haitong Securities Co. Ltd.	10,162,400	22,020
*	China Taiping Insurance Holdings Co. Ltd.	6,775,426	20,840
	Guangdong Investment Ltd.	15,358,000	20,616
	China Oilfield Services Ltd.	12,412,000	20,416
	Kunlun Energy Co. Ltd.	19,238,300	20,031
*,^ China Vanke Co. Ltd.		8,964,074	19,424
	Zhuzhou CSR Times Electric Co. Ltd.	3,442,000	19,201
	Sino Biopharmaceutical Ltd.	19,200,000	19,181
	China National Building Material Co. Ltd.	19,892,000	19,123
	China Railway Group Ltd.	26,197,000	19,122
	China Resources Enterprise Ltd.	8,214,000	17,983
*,2 CGN Power Co. Ltd.		42,196,000	17,908
	Shimao Property Holdings Ltd.	8,517,000	17,877
	Tsingtao Brewery Co. Ltd.	2,618,000	17,521
	Beijing Enterprises Water Group Ltd.	26,394,000	17,328
^	Byd Co. Ltd.	4,674,758	16,978
^	Evergrande Real Estate Group Ltd.	40,891,883	16,973
	China Gas Holdings Ltd.	10,966,000	16,948
	China State Construction International Holdings Ltd.	10,717,442	16,428
	COSCO Pacific Ltd.	11,132,000	16,109
	CSPC Pharmaceutical Group Ltd.	18,860,579	15,911
	Sihuan Pharmaceutical Holdings Group Ltd.	24,624,000	15,852
*	GCL-Poly Energy Holdings Ltd.	72,498,000	15,742
	Sino-Ocean Land Holdings Ltd.	24,403,500	15,605
^	CSR Corp. Ltd.	12,819,000	15,507
^	China Coal Energy Co. Ltd.	28,059,000	15,458
	Country Garden Holdings Co. Ltd.	38,767,962	15,447
	China Railway Construction Corp. Ltd.	12,925,300	14,815
	Jiangxi Copper Co. Ltd.	9,089,000	14,794
	Chongqing Changan Automobile Co. Ltd. Class B	5,775,513	14,446
	Haier Electronics Group Co. Ltd.	5,184,000	13,922
	Fosun International Ltd.	9,943,500	13,887
	Shenzhou International Group Holdings Ltd.	3,801,000	13,811
	Guangzhou Automobile Group Co. Ltd.	15,021,883	13,621
	Weichai Power Co. Ltd.	3,355,560	13,275
2	People's Insurance Co. Group of China Ltd.	26,420,000	12,864
	Zhejiang Expressway Co. Ltd.	9,984,000	12,705
	China Everbright Ltd.	5,874,000	12,703
	Geely Automobile Holdings Ltd.	30,875,000	12,649
	Zijin Mining Group Co. Ltd.	40,887,000	12,451
	Longfor Properties Co. Ltd.	9,275,000	12,185
*,^ Aluminum Corp. of China Ltd.		26,965,714	12,174
*	China Everbright Bank Co. Ltd.	22,789,231	12,146
	Air China Ltd.	12,416,000	11,912
^	Kingsoft Corp. Ltd.	4,984,000	11,877
	Shanghai Electric Group Co. Ltd.	19,174,000	11,757
	Chongqing Rural Commercial Bank Co. Ltd.	18,977,000	11,616
*,2 Dalian Wanda Commercial Properties Co. Ltd.		1,842,500	11,384
	China Resources Gas Group Ltd.	4,545,000	11,062

	GOME Electrical Appliances Holding Ltd.	78,276,612	10,775
	Sunac China Holdings Ltd.	11,963,000	10,709
	ANTA Sports Products Ltd.	6,085,000	10,695
^	Yanzhou Coal Mining Co. Ltd.	13,431,442	10,681
	Datang International Power Generation Co. Ltd.	19,422,000	10,619
	Shenzhen International Holdings Ltd.	7,346,250	10,587
	Jiangsu Expressway Co. Ltd.	8,314,000	10,319
*	China Cinda Asset Management Co. Ltd.	21,726,000	10,276
*,^ Shunfeng International Clean Energy Ltd.		13,112,000	10,129
	AviChina Industry & Technology Co. Ltd.	15,384,000	9,940
	China Medical System Holdings Ltd.	5,746,500	9,939
	Huadian Power International Corp. Ltd.	10,988,000	9,938
	Inner Mongolia Yitai Coal Co. Ltd. Class B	7,029,494	9,913
	Beijing Capital International Airport Co. Ltd.	10,390,000	9,872
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	2,733,000	9,865
	Shandong Weigao Group Medical Polymer Co. Ltd.	12,300,000	9,651
	ZTE Corp.	4,296,782	9,423
^	China Power International Development Ltd.	16,250,000	9,226
	Shanghai Industrial Holdings Ltd.	3,106,000	9,176
	Sinotrans Ltd.	12,641,000	8,939
	Far East Horizon Ltd.	10,432,598	8,889
*,^ China COSCO Holdings Co. Ltd.		17,707,000	8,752
	Shanghai Pharmaceuticals Holding Co. Ltd.	3,904,000	8,454
	Huadian Fuxin Energy Corp. Ltd.	17,874,014	8,424
	Yuexiu Property Co. Ltd.	43,031,536	8,363
	Huaneng Renewables Corp. Ltd.	23,404,000	8,361
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,477,502	8,359
^,2 China Galaxy Securities Co. Ltd.		7,844,500	8,352
	China Resources Cement Holdings Ltd.	13,653,845	8,103
	Nine Dragons Paper Holdings Ltd.	10,925,669	8,026
*	China Shipping Container Lines Co. Ltd.	25,397,000	7,970
	China Communications Services Corp. Ltd.	17,531,600	7,895
^	China Huishan Dairy Holdings Co. Ltd.	48,132,368	7,694
	China International Marine Containers Group Co. Ltd.	3,946,853	7,579
	Kingboard Chemical Holdings Ltd.	4,652,900	7,525
	Haitian International Holdings Ltd.	3,866,000	7,495
	Guangzhou R&F Properties Co. Ltd.	6,519,600	7,392
	TravelSky Technology Ltd.	6,975,000	7,359
	SOHO China Ltd.	10,517,500	7,304
*	SFS Group AG	110,772	7,239
	Franshion Properties China Ltd.	24,626,000	7,230
	Skyworth Digital Holdings Ltd.	12,523,000	7,062
	BBMG Corp.	7,883,500	6,899
	Sinopec Shanghai Petrochemical Co. Ltd.	23,639,000	6,842
^	Sunny Optical Technology Group Co. Ltd.	4,493,000	6,815
*	China Shipping Development Co. Ltd.	8,792,000	6,256
	China Southern Airlines Co. Ltd.	11,738,000	6,250
	Metallurgical Corp. of China Ltd.	20,182,063	6,228
*,^ Tech Pro Technology Development Ltd.		7,782,400	5,867
	BYD Electronic International Co. Ltd.	5,554,000	5,809
^	Agile Property Holdings Ltd.	9,425,500	5,742
	China Agri-Industries Holdings Ltd.	14,203,400	5,737
	Poly Property Group Co. Ltd.	12,391,000	5,692
	China Molybdenum Co. Ltd.	8,970,000	5,675
	Beijing Jingneng Clean Energy Co. Ltd.	14,054,000	5,620
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	9,108,222	5,585
	Angang Steel Co. Ltd.	7,462,000	5,549

*	China Eastern Airlines Corp. Ltd.	10,898,000	5,527
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	1,542,000	5,461
2	Sinopec Engineering Group Co. Ltd.	7,640,500	5,455
	Tong Ren Tang Technologies Co. Ltd.	4,334,000	5,418
^	Sinopec Kantons Holdings Ltd.	6,820,000	5,391
*	Luye Pharma Group Ltd.	4,500,000	5,371
*,^ Hunan Nonferrous Metal Corp. Ltd.		10,363,272	5,364
	Digital China Holdings Ltd.	5,552,000	5,230
	Guangshen Railway Co. Ltd.	9,856,000	5,097
	KWG Property Holding Ltd.	7,973,000	5,092
	Lee & Man Paper Manufacturing Ltd.	9,561,000	5,020
*,^ China High Speed Transmission Equipment Group Co. Ltd.		7,090,000	4,997
	China South City Holdings Ltd.	15,252,000	4,989
^	Dongfang Electric Corp. Ltd.	2,270,600	4,980
*,^ Goldin Properties Holdings Ltd.		8,690,000	4,972
*,^ Renhe Commercial Holdings Co. Ltd.		108,137,452	4,881
^	China Shanshui Cement Group Ltd.	11,058,000	4,856
	Hua Han Bio-Pharmaceutical Holdings Ltd.	20,040,000	4,798
^	Greentown China Holdings Ltd.	5,256,500	4,585
	Intime Retail Group Co. Ltd.	7,454,500	4,585
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,397,481	4,583
*,^ China Modern Dairy Holdings Ltd.		14,136,000	4,564
^	Xinjiang Goldwind Science & Technology Co. Ltd.	2,860,400	4,560
^	Golden Eagle Retail Group Ltd.	3,787,000	4,514
*,2 BAIC Motor Corp. Ltd.		3,977,600	4,454
*,^ Li Ning Co. Ltd.		10,153,727	4,430
	China BlueChemical Ltd.	12,692,000	4,412
^	Huishang Bank	10,063,665	4,382
	Shenzhen Investment Ltd.	15,178,000	4,381
^	Lijun International Pharmaceutical Holding Co. Ltd.	9,310,000	4,348
^	China Hongqiao Group Ltd.	6,782,075	4,281
	Lao Feng Xiang Co. Ltd. Class B	1,380,105	4,248
^	China Zhongwang Holdings Ltd.	9,605,495	4,213
*,2 Shengjing Bank Co. Ltd.		4,133,492	4,036
*,^ PAX Global Technology Ltd.		4,262,000	3,991
	CSG Holding Co. Ltd. Class B	5,297,948	3,855
	Shenzhen Expressway Co. Ltd.	4,928,000	3,832
*,^ Kingdee International Software Group Co. Ltd.		11,843,600	3,829
*,^ China Traditional Chinese Medicine Co. Ltd.		5,770,000	3,781
^	China Singyes Solar Technologies Holdings Ltd.	2,710,400	3,774
*	Hopson Development Holdings Ltd.	4,230,000	3,750
	Zhongsheng Group Holdings Ltd.	4,297,500	3,739
	Coolpad Group Ltd.	18,036,000	3,656
	Weifu High-Technology Group Co. Ltd. Class B	997,748	3,646
^	Zhaojin Mining Industry Co. Ltd.	5,976,000	3,642
	China Merchants Property Development Co. Ltd. Class B	1,425,024	3,582
*,^ CT Environmental Group Ltd.		3,570,000	3,567
*,^ China Yurun Food Group Ltd.		9,140,413	3,514
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,483,061	3,437
	Guangdong Electric Power Development Co. Ltd. Class B	4,512,475	3,429
	Harbin Electric Co. Ltd.	4,764,000	3,413
*,^ Hi Sun Technology China Ltd.		12,462,000	3,406
^	Tibet 5100 Water Resources Holdings Ltd.	10,147,000	3,405
^	Greatview Aseptic Packaging Co. Ltd.	7,208,000	3,286
*	Maanshan Iron & Steel Co. Ltd.	11,996,000	3,259
	China Dongxiang Group Co. Ltd.	19,134,000	3,253
^	Dah Chong Hong Holdings Ltd.	5,498,000	3,220

*	China Conch Venture Holdings Ltd.	1,512,000	3,200
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,865,025	3,191
	China Oil & Gas Group Ltd.	24,660,000	3,177
	Beijing Capital Land Ltd.	6,880,000	3,154
^	Phoenix Satellite Television Holdings Ltd.	10,054,000	3,143
*	China Metal Recycling Holdings Ltd.	2,568,000	3,124
^	Yuexiu Transport Infrastructure Ltd.	4,468,000	3,021
^	China Lesso Group Holdings Ltd.	6,174,000	3,017
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	5,679,267	3,009
^	Fufeng Group Ltd.	5,947,600	3,005
	Kingboard Laminates Holdings Ltd.	7,088,500	3,003
	Dazhong Transportation Group Co. Ltd. Class B	3,582,600	2,998
	China Shineway Pharmaceutical Group Ltd.	1,909,000	2,991
*,^,
	2 Tianhe Chemicals Group Ltd.	20,635,827	2,984
	CIMC Enric Holdings Ltd.	3,868,000	2,979
*,^ North Mining Shares Co. Ltd.		68,780,000	2,954
^	Baoxin Auto Group Ltd.	5,143,500	2,944
	China ZhengTong Auto Services Holdings Ltd.	5,828,500	2,918
^	MMG Ltd.	10,176,000	2,912
	Wasion Group Holdings Ltd.	3,116,000	2,896
	Jiangling Motors Corp. Ltd. Class B	594,297	2,894
*,^ Phoenix Healthcare Group Co. Ltd.		1,697,069	2,883
*	BOE Technology Group Co. Ltd. Class B	8,959,268	2,878
	China Machinery Engineering Corp.	3,359,000	2,850
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	8,584,000	2,846
^	China Overseas Grand Oceans Group Ltd.	5,341,500	2,809
^	China Suntien Green Energy Corp. Ltd.	12,540,000	2,806
^	Bank of Chongqing Co. Ltd.	3,391,000	2,767
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	1,351,813	2,757
^	Biostime International Holdings Ltd.	996,500	2,709
^	NetDragon Websoft Inc.	1,528,008	2,664
	Anhui Expressway Co. Ltd.	3,622,000	2,624
^	Kaisa Group Holdings Ltd.	12,737,000	2,612
^	China Water Affairs Group Ltd.	5,538,000	2,607
	Wumart Stores Inc.	3,608,000	2,551
	Dongyue Group Ltd.	7,253,000	2,534
	Sinotruk Hong Kong Ltd.	4,596,000	2,522
	Sichuan Expressway Co. Ltd.	5,962,000	2,508
	Luthai Textile Co. Ltd. Class B	1,875,000	2,489
	Lonking Holdings Ltd.	13,069,000	2,472
	Anhui Gujing Distillery Co. Ltd. Class B	821,627	2,436
^	China Datang Corp. Renewable Power Co. Ltd.	17,008,000	2,427
^	CIFI Holdings Group Co. Ltd.	11,850,000	2,385
	Bosideng International Holdings Ltd.	18,544,000	2,382
*,^ China Precious Metal Resources Holdings Co. Ltd.		26,370,000	2,315
*,^ Chinasoft International Ltd.		7,250,000	2,300
	Shanghai Baosight Software Co. Ltd. Class B	791,370	2,285
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,104,052	2,246
^	Hengdeli Holdings Ltd.	12,019,600	2,239
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,748,000	2,229
^	Livzon Pharmaceutical Group Inc.	396,611	2,221
*,^ China Power New Energy Development Co. Ltd.		35,820,000	2,185
*	Sinofert Holdings Ltd.	11,952,000	2,184
*,^ China Lumena New Materials Corp.		13,488,000	2,175
	Hangzhou Steam Turbine Co. Class B	2,028,836	2,128
*,^ Mingfa Group International Co. Ltd.		6,462,000	2,114

	Tianjin Port Development Holdings Ltd.	10,418,000	2,105
	China National Materials Co. Ltd.	7,956,000	2,095
	Shanghai Bailian Group Co. Ltd. Class B	1,228,754	2,068
	Ajisen China Holdings Ltd.	3,499,000	2,027
	XTEP International Holdings Ltd.	5,750,500	2,021
*	CITIC Resources Holdings Ltd.	15,320,600	2,010
	Hubei Sanonda Co. Ltd. Class B	1,695,900	1,999
^	Wisdom Holdings Group	3,307,000	1,996
*,^ China Resources and Transportation Group Ltd.		92,500,000	1,994
*,^ Boer Power Holdings Ltd.		1,820,000	1,983
^	First Tractor Co. Ltd.	2,696,000	1,981
^	Dalian Port PDA Co. Ltd.	5,712,000	1,954
*,^ Sinotrans Shipping Ltd.		8,577,500	1,940
^	Shenguan Holdings Group Ltd.	6,924,000	1,931
*,^ China Tian Lun Gas Holdings Ltd.		1,810,500	1,898
*	Glorious Property Holdings Ltd.	16,545,000	1,897
^	Vinda International Holdings Ltd.	1,143,000	1,890
	Huaxin Cement Co. Ltd. Class B	1,545,029	1,873
	Jiangsu Future Land Co. Ltd. Class B	3,691,800	1,872
	NVC Lighting Holding Ltd.	8,187,000	1,859
^	Xingda International Holdings Ltd.	5,899,000	1,851
	West China Cement Ltd.	16,518,000	1,846
	China National Accord Medicines Corp. Ltd. Class B	372,000	1,801
^	Tiangong International Co. Ltd.	10,210,000	1,785
	Huangshan Tourism Development Co. Ltd. Class B	1,057,500	1,784
	Shanghai Diesel Engine Co. Ltd. Class B	2,352,660	1,774
	Tianjin Development Hldgs Ltd.	2,510,000	1,773
*	Shanghai Haixin Group Co. Class B	2,873,894	1,733
	Shandong Chenming Paper Holdings Ltd. Class B	3,070,995	1,730
^	Yashili International Holdings Ltd.	5,580,000	1,724
*,^ China Foods Ltd.		5,170,000	1,705
*,^ Lianhua Supermarket Holdings Co. Ltd.		3,514,000	1,699
	Weiqiao Textile Co.	3,081,000	1,686
*,2 Kangda International Environmental Co. Ltd.		3,785,891	1,671
^	Bloomage BioTechnology Corp. Ltd.	1,000,000	1,655
*,^ China WindPower Group Ltd.		26,560,000	1,635
	Qingling Motors Co. Ltd.	4,804,000	1,611
	China Lilang Ltd.	2,553,000	1,604
*,^ V1 Group Ltd.		20,784,000	1,598
^	Chaowei Power Holdings Ltd.	3,770,000	1,594
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	812,711	1,581
*	Shenzhen Chiwan Petroleum Class B	756,136	1,572
^	Hydoo International Holding Ltd.	7,544,000	1,548
^	361 Degrees International Ltd.	5,377,000	1,538
^	Daphne International Holdings Ltd.	4,816,000	1,538
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	2,898,100	1,532
*	China SCE Property Holdings Ltd.	7,711,000	1,484
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,162,320	1,472
	Tianjin Capital Environmental Protection Group Co. Ltd.	2,202,000	1,469
	C C Land Holdings Ltd.	8,462,000	1,457
^	Texhong Textile Group Ltd.	1,933,000	1,456
	CPMC Holdings Ltd.	2,714,000	1,448
	Xiamen International Port Co. Ltd.	5,616,000	1,432
	COSCO International Holdings Ltd.	3,460,000	1,418
	Beijing North Star Co. Ltd.	4,490,000	1,415
^	Comba Telecom Systems Holdings Ltd.	5,784,018	1,394
	Foshan Electrical and Lighting Co. Ltd. Class B	1,588,359	1,383

^	Changshouhua Food Co. Ltd.	1,999,000	1,374
^	Hilong Holding Ltd.	4,443,000	1,372
*,^ Shanghai Industrial Urban Development Group Ltd.		8,366,000	1,334
*	China Huiyuan Juice Group Ltd.	4,017,000	1,309
	Peak Sport Products Co. Ltd.	4,780,000	1,306
*,^ China Rare Earth Holdings Ltd.		7,826,000	1,295
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		5,998,000	1,289
*,^ TCL Multimedia Technology Holdings Ltd.		2,944,000	1,286
*,^ Shougang Concord International Enterprises Co. Ltd.		28,912,000	1,264
*	Huadian Energy Co. Ltd. Class B	2,831,934	1,255
^	Tianneng Power International Ltd.	5,008,000	1,224
*	Powerlong Real Estate Holdings Ltd.	8,874,000	1,212
	China Fangda Group Co. Ltd. Class B	2,004,290	1,206
*	Shang Gong Group Co. Ltd. Class B	1,698,496	1,198
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,187
	Eastern Communications Co. Ltd. Class B	2,011,500	1,186
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	1,354,376	1,168
^	Fantasia Holdings Group Co. Ltd.	11,352,000	1,155
	Double Coin Holdings Ltd. Class B	1,484,500	1,143
	Anxin-China Holdings Ltd.	16,568,000	1,131
	Real Nutriceutical Group Ltd.	3,993,000	1,129
	Shanghai Highly Group Co. Ltd. Class B	1,862,900	1,126
	Maoye International Holdings Ltd.	7,372,000	1,111
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,552,300	1,110
*	INESA Electron Co. Ltd. Class B	1,951,173	1,086
	Chongqing Machinery & Electric Co. Ltd.	7,004,000	1,079
	Shandong Chenming Paper Holdings Ltd.	2,188,000	1,078
^	Welling Holding Ltd.	5,767,200	1,072
*,^ Sinolink Worldwide Holdings Ltd.		13,728,000	1,059
*	EverChina International Holdings Co. Ltd.	26,380,000	1,014
	Minmetals Land Ltd.	8,850,000	1,014
^	Yuanda China Holdings Ltd.	17,136,000	994
*,^ Xinjiang Xinxin Mining Industry Co. Ltd.		5,406,000	992
	Bengang Steel Plates Co. Class B	2,621,372	981
^	MIE Holdings Corp.	7,836,000	889
*	Kama Co. Ltd. Class B	1,581,600	824
	Jinzhou Port Co. Ltd. Class B	1,649,054	801
	Hainan Meilan International Airport Co. Ltd.	961,000	779
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,927,901	773
*	Jinshan Development & Construction Co. Ltd. Class B	1,110,200	755
	Changchai Co. Ltd. Class B	1,128,300	728
	Hefei Meiling Co. Ltd. Class B	1,070,300	709
*	O-Net Communications Group Ltd.	3,206,000	677
*	Chongqing Iron & Steel Co. Ltd.	3,344,000	674
*	Shanghai Potevio Co. Ltd. Class B	739,700	619
*	Boshiwa International Holding Ltd.	2,777,000	602
	China Vanadium Titano - Magnetite Mining Co. Ltd.	6,194,000	566
*	Shenzhen International Enterprise Co. Ltd. Class B	529,380	565
*	China Automation Group Ltd.	4,615,000	535
*,^ Hidili Industry International Development Ltd.		5,777,000	499
*	Foshan Huaxin Packaging Co. Ltd. Class B	911,402	479
	Dalian Refrigeration Co. Ltd. Class B	514,500	478
	SRE Group Ltd.	17,190,000	463
^	China ITS Holdings Co. Ltd.	3,856,000	462
	Fiyta Holdings Ltd. Class B	472,720	456
*	Chigo Holding Ltd.	19,276,000	414
*	Jinchuan Group International Resources Co. Ltd.	6,136,000	362

*	Global Bio-Chem Technology Group Co. Ltd.	12,162,000	352
*	Daqing Dairy Holdings Ltd.	1,578,000	342
*,^ Winsway Enterprises Holdings Ltd.		10,916,000	335
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	249
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	HKC Holdings Ltd. Warrants Exp. 10/17/2015	1,793,400	18
			6,056,661
Colombia (0.1%)
	Bancolombia SA ADR	770,436	35,648
	Grupo de Inversiones Suramericana SA	1,595,384	23,146
	Almacenes Exito SA	1,520,901	15,583
	Ecopetrol SA	19,058,184	15,270
	Ecopetrol SA ADR	743,583	12,120
	Corp Financiera Colombiana SA	713,425	10,836
	Grupo Aval Acciones y Valores Preference Shares	20,327,767	10,705
	Cementos Argos SA	2,826,853	10,659
	Grupo de Inversiones Suramericana SA Preference Shares	639,494	9,121
	Banco Davivienda SA Preference Shares	680,135	7,142
*	Cemex Latam Holdings SA	1,135,353	7,082
	Interconexion Electrica SA ESP	2,266,931	6,968
	Isagen SA ESP	5,608,265	6,631
*	Avianca Holdings SA Preference Shares	2,297,891	3,480
	Grupo Aval Acciones y Valores ADR	249,000	2,572
			176,963
Czech Republic (0.0%)
	CEZ AS	1,099,661	25,739
	Komercni banka as	103,936	21,152
	O2 Czech Republic AS	434,610	3,844
	Philip Morris CR AS	3,268	1,456
			52,191
Denmark (1.1%)
	Novo Nordisk A/S Class B	13,298,789	592,736
	Danske Bank A/S	5,374,650	139,109
	AP Moeller - Maersk A/S Class B	45,911	92,775
	Novozymes A/S	1,571,179	71,653
	AP Moeller - Maersk A/S Class A	30,799	60,270
*	Vestas Wind Systems A/S	1,517,723	58,969
	Pandora A/S	810,717	57,956
	Coloplast A/S Class B	683,917	53,910
	Carlsberg A/S Class B	720,986	52,942
	TDC A/S	5,441,419	40,271
	DSV A/S	1,179,380	37,148
*	ISS A/S	851,775	25,166
	GN Store Nord A/S	1,112,742	24,945
	Chr Hansen Holding A/S	597,831	24,843
*	Jyske Bank A/S	484,090	21,912
*	Genmab A/S	314,265	21,058
	Tryg A/S	161,308	18,888
*	Topdanmark A/S	530,728	17,760
*	Sydbank A/S	504,791	14,220
^	FLSmidth & Co. A/S	333,479	14,090
*	William Demant Holding A/S	165,439	12,556
*	Royal Unibrew A/S	55,971	9,541
	NKT Holding A/S	160,086	8,223

	H Lundbeck A/S	396,121	8,045
	SimCorp A/S	232,582	6,759
	Matas A/S	248,651	5,392
	Spar Nord Bank A/S	551,805	4,975
	Rockwool International A/S Class B	44,770	4,781
	ALK-Abello A/S	39,317	4,471
	Dfds A/S	45,312	4,369
*	Bavarian Nordic A/S	129,153	3,977
	Schouw & Co.	78,556	3,646
*	Auriga Industries A/S Class B	72,790	3,444
*	Alm Brand A/S	457,415	2,368
	Solar A/S Class B	39,702	1,754
*,^ Bang & Olufsen A/S		218,693	1,512
^	D/S Norden A/S	54,047	1,118
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			1,527,552
Egypt (0.1%)
	Commercial International Bank Egypt SAE	3,064,184	22,199
*	Global Telecom Holding SAE GDR	2,596,259	7,489
*	Egyptian Financial Group-Hermes Holding Co.	2,966,962	6,908
	Talaat Moustafa Group	3,290,662	4,967
*	ElSwedy Electric Co.	471,269	3,160
*	Six of October Development & Investment	1,502,907	3,029
*	Pioneers Holding for Financial Investments SAE	1,584,418	2,701
	Telecom Egypt Co.	1,520,042	2,447
*	Palm Hills Developments SAE	3,937,499	2,291
*	Medinet Nasr Housing	468,434	2,158
	Heliopolis Co. for Housing and Construction SAE	207,386	1,870
	Juhayna Food Industries	1,324,540	1,839
*	Global Telecom Holding SAE	2,989,569	1,831
	Sidi Kerir Petrochemicals Co.	750,269	1,501
*	Ezz Steel	710,698	1,432
*	Egypt Kuwait Holding Co. SAE	1,992,878	1,431
	Oriental Weavers	756,078	1,394
*	Orascom Telecom Media And Technology Holding SAE	7,689,313	1,316
*	South Valley Cement	1,360,755	1,276
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,274
	Amer Group Holding	5,990,464	995
*	Citadel Capital SAE	2,236,826	949
	Arab Cotton Ginning	1,626,986	866
*	Egyptian Resorts Co.	4,371,130	734
	Egyptian Financial & Industrial Co.	501,419	630
*	Maridive & Oil Services SAE	941,654	497
*	Abu Dhabi Islamic Bank	447,365	477
			77,661
Finland (0.7%)
	Nokia Oyj	25,579,846	196,724
	Sampo Oyj Class A	3,211,187	155,525
^	Kone Oyj Class B	2,589,437	116,790
	Fortum Oyj	3,048,109	65,019
	UPM-Kymmene Oyj	3,627,689	63,766
	Wartsila OYJ Abp	1,067,011	49,464
	Stora Enso Oyj	3,927,861	38,110
	Elisa Oyj	1,083,750	28,828
	Metso Oyj	911,937	27,746

	Neste Oil Oyj	875,139	24,336
^	Nokian Renkaat Oyj	909,195	22,407
	Orion Oyj Class B	675,241	22,263
	Huhtamaki Oyj	702,469	19,258
	Kesko Oyj Class B	460,646	16,833
	Amer Sports Oyj	807,416	15,399
	Tieto Oyj	495,297	12,172
	Valmet Oyj	925,841	11,922
	Konecranes Oyj	390,846	11,907
^	Cargotec Oyj Class B	283,451	9,080
	Metsa Board Oyj	1,425,059	8,515
	Caverion Corp.	857,250	8,013
*,^ Outokumpu Oyj		1,398,513	7,567
	Sponda Oyj	1,627,940	7,498
^	Outotec Oyj	1,252,659	7,254
	Citycon Oyj	1,795,891	6,089
^	Kemira Oyj	517,490	5,921
	Uponor Oyj	381,064	5,807
^	YIT Oyj	841,125	4,899
	Raisio Oyj	830,264	3,989
	Ramirent Oyj	448,121	3,700
^	Sanoma Oyj	577,162	3,634
*,^ Oriola-KD Oyj		691,354	2,818
	Cramo Oyj	161,705	2,494
*	Finnair Oyj	416,748	1,551
^	Stockmann OYJ Abp Class B	176,243	1,223
	F-Secure Oyj	462,577	1,197
			989,718
France (6.0%)
	Sanofi	7,813,504	719,940
	Total SA	13,867,507	711,832
	BNP Paribas SA	6,667,160	350,064
	AXA SA	12,958,308	303,122
	Schneider Electric SE	3,774,187	283,714
	LVMH Moet Hennessy Louis Vuitton SA	1,709,045	274,858
	Danone SA	3,803,558	255,262
	Orange SA	12,299,949	216,395
	GDF Suez	9,713,133	215,423
	Vivendi SA	8,678,305	205,221
	Airbus Group NV	3,783,875	201,607
	Societe Generale SA	4,933,685	198,120
	Air Liquide SA	1,555,521	196,104
	L'Oreal SA	1,088,504	194,630
	Vinci SA	3,110,980	163,434
	Pernod Ricard SA	1,340,086	160,688
	Essilor International SA	1,342,817	149,553
	Cie de Saint-Gobain	3,120,507	132,937
	Carrefour SA	4,031,159	126,321
	Cie Generale des Etablissements Michelin	1,276,886	124,347
	Safran SA	1,790,230	119,230
^	Kering	503,226	101,533
	Publicis Groupe SA	1,321,658	98,752
	Air Liquide SA	782,813	98,689
	Renault SA	1,274,216	97,384
	Legrand SA	1,812,438	97,157
*	L'Oreal SA Loyalty Line	532,666	95,244
	Valeo SA	531,285	74,913

	SES SA	2,030,592	73,971
	Cap Gemini SA	1,003,936	72,866
*	Alcatel-Lucent	18,926,099	65,506
	Credit Agricole SA	5,232,925	62,061
^	Sodexo SA	616,376	61,154
	Christian Dior SA	353,554	60,808
	Accor SA	1,180,611	58,697
	Klepierre	1,203,374	56,629
	Hermes International	162,799	55,249
	Lafarge SA	802,443	54,980
	Veolia Environnement SA	2,951,385	54,067
	Dassault Systemes	865,365	53,476
*	Alstom SA	1,476,911	48,123
	Bouygues SA	1,282,574	45,705
	Zodiac Aerospace	1,307,362	43,359
	Technip SA	732,916	42,800
	Groupe Eurotunnel SE	3,133,631	42,075
	Natixis SA	6,392,615	40,657
	Suez Environnement Co.	2,207,822	40,585
	Edenred	1,375,485	39,533
	AtoS	528,722	38,877
	Eutelsat Communications SA	1,120,561	38,495
	Rexel SA	1,998,150	37,333
	Electricite de France SA	1,368,043	37,086
	Iliad SA	159,062	37,000
*	Peugeot SA	2,563,907	36,957
*	Numericable-SFR	700,607	36,581
	Thales SA	691,471	36,415
	STMicroelectronics NV	4,333,735	35,985
	Casino Guichard Perrachon SA	391,159	35,487
	Arkema SA	463,760	33,082
	Ingenico	312,089	32,627
	Bureau Veritas SA	1,491,364	31,581
	Gecina SA	234,886	30,778
*	Lafarge SA	443,943	30,417
	SCOR SE	957,118	29,795
	Teleperformance	388,393	27,827
	Societe BIC SA	183,790	26,132
	Aeroports de Paris	195,955	23,512
	Fonciere Des Regions	229,183	23,477
	Wendel SA	206,411	23,132
	Bollore SA	5,260,562	22,641
*	Credit Agricole SA Loyalty Line	1,787,302	21,197
	Lagardere SCA	773,662	21,161
	ICADE	239,695	20,922
	CNP Assurances	1,133,574	19,901
	Eurazeo SA	267,429	18,744
	Vallourec SA	800,633	17,371
^	Orpea	264,049	17,165
	Faurecia	412,808	16,581
	JCDecaux SA	458,314	16,491
	Imerys SA	225,982	16,317
*,2 Euronext NV		477,029	15,425
	Eurofins Scientific SE	58,140	14,937
	Eiffage SA	276,744	13,474
*	UBISOFT Entertainment	628,799	12,622
	Rubis SCA	215,396	12,492

	Neopost SA	233,896	12,136
*	Technicolor SA	2,008,057	11,996
	Remy Cointreau SA	161,845	11,979
	Ipsen SA	233,509	11,884
*	Electricite de France SA Loyalty Line	416,343	11,287
	Societe Television Francaise 1	713,247	11,228
	Plastic Omnium SA	387,536	11,126
	BioMerieux	96,945	10,591
	Korian-Medica	260,017	9,833
	SEB SA	142,497	9,751
*,^ Air France-KLM		1,005,356	8,853
	Euler Hermes Group	88,990	8,715
	Metropole Television SA	447,389	8,180
	Vicat	105,870	7,435
	Altran Technologies SA	793,707	7,025
*,^ Nexans SA		220,736	6,952
	Mercialys SA	282,491	6,837
	Havas SA	868,688	6,705
	Virbac SA	29,834	6,622
	Nexity SA	167,827	6,608
	Sopra Steria Group	84,765	6,601
*	Coface SA	538,254	6,566
	Alten SA	155,234	6,502
*,2 Elior Participations SCA		410,852	6,446
*,^ CGG SA		1,152,629	6,385
	IPSOS	233,708	6,090
	Saft Groupe SA	177,196	5,652
	Rallye SA	147,860	5,544
	Gaztransport Et Technigaz SA	96,892	5,483
	Sartorius Stedim Biotech	27,319	5,318
*	Norbert Dentressangle SA	34,636	5,110
*,^ Eramet		60,964	4,882
*	Etablissements Maurel et Prom	570,921	4,612
	Boiron SA	38,147	3,902
*	Beneteau SA	258,625	3,768
^	Bourbon SA	180,222	3,749
^	Vilmorin & Cie SA	41,525	3,654
	LISI	132,966	3,302
*	Groupe Fnac	64,720	3,246
	Societe d'Edition de Canal &	472,974	3,186
*	Solocal Group	3,528,877	2,962
	Faiveley Transport SA	44,853	2,721
*	SEB SA Loyalty Line	39,123	2,677
	Tarkett SA	124,869	2,565
*	FFP	35,092	2,322
	Derichebourg SA	570,829	2,219
	Mersen	86,555	2,045
	Bonduelle S.C.A.	90,003	2,028
	Trigano SA	62,139	1,855
	MPI	512,315	1,746
*	GameLoft SE	480,757	1,601
	Burelle SA	2,125	1,581
	Jacquet Metal Service	88,016	1,535
^	Assystem	76,486	1,495
	Stallergenes SA	23,571	1,403
	Albioma SA	73,300	1,362
	GL Events	67,155	1,251

	Haulotte Group SA	83,542	1,240
	Guerbet	33,187	1,233
*	Parrot SA	55,019	1,180
*,^ SOITEC		1,156,746	1,148
*	Manitou BF SA	58,244	854
*	Albioma SA Loyalty Line	42,824	796
^	Maisons France Confort SA	22,347	774
*	Esso SA Francaise	15,682	649
	Union Financiere de France BQE SA	22,354	595
*,^ Societe de la Tour Eiffel		10,949	576
	Seche Environnement SA	18,209	429
			8,327,375
Germany (6.1%)
	Bayer AG	5,645,262	813,101
	Daimler AG	6,521,280	590,603
^	Siemens AG	5,411,658	571,674
	BASF SE	6,302,211	563,659
	Allianz SE	3,108,629	512,590
	SAP SE	6,101,715	398,248
	Deutsche Telekom AG	21,277,669	366,789
	Deutsche Bank AG	9,411,159	273,186
	Bayerische Motoren Werke AG	2,218,935	258,043
	Linde AG	1,262,873	241,931
	Volkswagen AG Preference Shares	1,048,021	233,802
	Deutsche Post AG	6,491,201	210,077
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,034,823	207,464
	E.ON SE	12,667,313	196,091
	Continental AG	737,038	166,311
	Fresenius SE & Co. KGaA	2,677,431	153,249
	Henkel AG & Co. KGaA Preference Shares	1,186,028	135,792
	Fresenius Medical Care AG & Co. KGaA	1,440,161	106,736
	adidas AG	1,427,732	98,239
	Deutsche Boerse AG	1,256,591	96,357
	RWE AG	3,300,643	91,559
	Merck KGaA	882,233	88,150
	Porsche Automobil Holding SE Preference Shares	1,045,543	87,620
	Infineon Technologies AG	7,660,661	85,852
	Henkel AG & Co. KGaA	798,847	81,740
*	Commerzbank AG	6,449,451	77,325
*	ThyssenKrupp AG	2,900,834	75,360
	HeidelbergCement AG	961,904	70,738
	ProSiebenSat.1 Media AG	1,451,318	64,247
	Beiersdorf AG	682,311	59,888
	Brenntag AG	1,056,715	57,523
	GEA Group AG	1,206,939	54,554
	Symrise AG	828,659	54,238
	Deutsche Wohnen AG	1,948,407	50,613
	Volkswagen AG	200,838	44,592
	K&S AG	1,309,418	41,343
	HUGO BOSS AG	319,778	41,287
	Hannover Rueck SE	412,061	36,932
*	QIAGEN NV	1,601,642	36,645
	Wirecard AG	786,469	35,155
	United Internet AG	808,864	35,040
*	GAGFAH SA	1,467,800	32,708
	MTU Aero Engines AG	346,868	31,734
	LEG Immobilien AG	391,059	29,944

	LANXESS AG	624,544	29,937
*	METRO AG	911,292	28,042
	Deutsche Lufthansa AG	1,574,719	26,635
*	OSRAM Licht AG	579,039	26,618
	MAN SE	239,310	25,514
*	TUI AG	1,366,063	23,621
	TUI AG	1,278,422	22,481
	Freenet AG	730,434	21,749
	Telefonica Deutschland Holding AG	3,629,904	20,138
*	Kabel Deutschland Holding AG	145,109	19,712
	Fuchs Petrolub SE Preference Shares	463,393	19,057
	Axel Springer SE	283,322	17,422
*	Dialog Semiconductor plc	444,310	16,993
	Aurubis AG	305,581	16,567
	Fraport AG Frankfurt Airport Services Worldwide	251,583	15,372
	Evonik Industries AG	475,531	15,082
*	MorphoSys AG	175,245	15,025
	Deutsche Euroshop AG	312,206	14,465
	Leoni AG	220,932	13,783
^	DMG MORI SEIKI AG	405,521	13,283
	Aareal Bank AG	343,522	13,008
	Bilfinger SE	245,598	12,831
	STADA Arzneimittel AG	409,631	12,701
	KION Group AG	323,339	12,525
^	KUKA AG	179,295	12,121
	HOCHTIEF AG	174,266	12,119
	Fielmann AG	171,912	11,685
	Gerresheimer AG	212,566	11,589
	Drillisch AG	289,022	11,197
	Wacker Chemie AG	101,986	10,920
	Norma Group SE	215,690	10,696
^	TAG Immobilien AG	819,698	10,647
	Software AG	378,810	10,026
	Celesio AG	317,906	9,417
	Krones AG	99,139	9,386
	Rational AG	27,655	9,102
	FUCHS PETROLUB SE	230,497	8,705
	Duerr AG	94,350	8,587
^	Wincor Nixdorf AG	186,792	8,560
*	Grand City Properties SA	519,509	8,503
	Sartorius AG Preference Shares	63,722	8,169
*	Nordex SE	413,719	7,985
	Talanx AG	252,686	7,696
	Rhoen Klinikum AG	278,141	7,369
	Salzgitter AG	257,198	7,011
	ElringKlinger AG	199,034	6,935
	Bechtle AG	79,601	6,727
	Gerry Weber International AG	172,840	6,659
	Jungheinrich AG Preference Shares	109,603	6,642
^	Suedzucker AG	523,500	6,583
*	Kloeckner & Co. SE	621,782	6,407
*,^ SGL Carbon SE		398,119	6,321
	CTS Eventim AG & Co. KGaA	218,992	6,264
	Pfeiffer Vacuum Technology AG	67,710	6,081
	alstria office REIT-AG	457,244	5,851
	Indus Holding AG	124,314	5,422
	Biotest AG Preference Shares	43,859	5,371

	Grenkeleasing AG	49,491	5,298
	Aurelius AG	126,577	5,058
*,^ AIXTRON SE		594,938	4,705
^	KWS Saat AG	15,084	4,609
	Stroeer Media SE	151,174	4,400
^	Draegerwerk AG & Co. KGaA Preference Shares	43,556	4,386
	Bertrandt AG	32,571	4,281
*	Patrizia Immobilien AG	238,184	4,177
^	Vossloh AG	64,953	4,159
	CompuGroup Medical AG	153,526	3,971
	Puma SE	20,050	3,816
*,^ Heidelberger Druckmaschinen AG		1,593,399	3,741
	Takkt AG	218,163	3,715
	Jenoptik AG	276,483	3,699
	Sixt SE Preference Shares	116,493	3,603
	Sixt SE	92,839	3,597
	BayWa AG	89,778	3,531
	Wacker Neuson SE	168,956	3,422
	Rheinmetall AG	77,232	3,342
^	Carl Zeiss Meditec AG	112,302	2,962
	KSB AG Preference Shares	5,742	2,873
	Deutz AG	618,518	2,851
	Hamburger Hafen und Logistik AG	135,044	2,774
	DIC Asset AG	235,891	2,464
	Deutsche Beteiligungs AG	71,366	2,215
*	Kontron AG	353,001	2,087
	comdirect bank AG	197,301	1,961
	Draegerwerk AG & Co. KGaA	20,805	1,666
^	CAT Oil AG	134,163	1,654
*	Bauer AG	66,744	1,221
^	QSC AG	444,555	883
*,^ SMA Solar Technology AG		68,053	827
*,^ H&R AG		96,104	730
^	Delticom AG	32,841	632
*,^ TUI AG		28,798	507
	CropEnergies AG	125,912	385
			8,394,245
Greece (0.1%)
	OPAP SA	1,415,926	11,966
*	National Bank of Greece SA	10,324,454	10,558
*	Alpha Bank AE	25,756,596	9,411
	FF Group	287,466	8,590
*	Piraeus Bank SA	13,787,231	8,022
*	Hellenic Telecommunications Organization SA	966,522	7,970
	Titan Cement Co. SA	311,634	6,958
	JUMBO SA	647,588	6,153
*	Hellenic Telecommunications Organization SA ADR	1,341,580	5,407
*	Public Power Corp. SA	704,753	3,832
*	Mytilineos Holdings SA	519,074	2,946
	Motor Oil Hellas Corinth Refineries SA	366,993	2,488
	Hellenic Exchanges SA	422,141	2,264
	Grivalia Properties REIC	252,253	2,247
	Hellenic Petroleum SA	460,274	1,957
	Athens Water Supply & Sewage Co. SA	280,292	1,834
	Metka SA	163,300	1,657
*	Ellaktor SA	862,623	1,652
*	Intralot SA-Integrated Lottery Systems & Services	740,543	1,095

*	Cyprus Popular Bank PCL	12,597,118	569
*	Marfin Investment Group Holdings SA	2,952,029	525
			98,101
Hong Kong (2.7%)
	AIA Group Ltd.	82,248,163	477,446
	Hutchison Whampoa Ltd.	13,685,075	181,111
	Hong Kong Exchanges and Clearing Ltd.	7,846,670	180,592
	Cheung Kong Holdings Ltd.	9,015,960	172,050
	Sun Hung Kai Properties Ltd.	10,532,039	171,381
	Link REIT	15,596,714	105,507
	Jardine Matheson Holdings Ltd.	1,627,700	104,014
	Hong Kong & China Gas Co. Ltd.	42,348,543	96,977
	Power Assets Holdings Ltd.	9,035,820	94,507
	CLP Holdings Ltd.	10,521,343	93,930
	Hang Seng Bank Ltd.	5,223,350	91,417
	BOC Hong Kong Holdings Ltd.	24,562,539	86,096
	Wharf Holdings Ltd.	10,325,270	83,647
	Sands China Ltd.	16,498,758	80,322
	Galaxy Entertainment Group Ltd.	14,248,811	74,424
	Hongkong Land Holdings Ltd.	8,032,300	59,480
	Swire Pacific Ltd. Class A	4,333,608	58,034
	Henderson Land Development Co. Ltd.	7,737,397	55,159
	Want Want China Holdings Ltd.	45,054,500	53,953
	Jardine Strategic Holdings Ltd.	1,531,300	53,427
	Hang Lung Properties Ltd.	15,235,915	44,798
	China Mengniu Dairy Co. Ltd.	9,236,000	42,084
	MTR Corp. Ltd.	9,468,924	41,948
	New World Development Co. Ltd.	34,342,716	40,945
	Li & Fung Ltd.	39,516,479	39,107
	Bank of East Asia Ltd.	9,098,744	37,806
	Sino Land Co. Ltd.	20,270,066	33,898
	Tingyi Cayman Islands Holding Corp.	13,026,000	32,085
	Wheelock & Co. Ltd.	5,539,464	31,341
^	AAC Technologies Holdings Inc.	4,758,500	30,410
	Cheung Kong Infrastructure Holdings Ltd.	3,638,311	29,861
	Techtronic Industries Co. Ltd.	8,620,500	28,153
	Samsonite International SA	8,708,800	26,430
	Hang Lung Group Ltd.	5,551,000	26,400
	Swire Properties Ltd.	7,951,194	25,527
	Yue Yuen Industrial Holdings Ltd.	5,723,442	21,297
	Hysan Development Co. Ltd.	4,275,802	20,666
^	Prada SPA	3,485,800	20,466
*,^ Goldin Financial Holdings Ltd.		14,550,000	19,689
	Wynn Macau Ltd.	7,052,723	19,530
	SJM Holdings Ltd.	12,487,219	18,333
	PCCW Ltd.	27,000,452	17,911
	NWS Holdings Ltd.	9,292,292	17,246
	Cathay Pacific Airways Ltd.	7,044,514	16,436
	First Pacific Co. Ltd.	15,924,395	16,221
	Kerry Properties Ltd.	4,380,092	15,477
	VTech Holdings Ltd.	1,081,300	15,221
	ASM Pacific Technology Ltd.	1,635,184	14,782
	Esprit Holdings Ltd.	12,637,103	14,222
	Hopewell Holdings Ltd.	3,753,637	14,091
*	Semiconductor Manufacturing International Corp.	158,506,000	13,739
^	Sun Art Retail Group Ltd.	14,984,500	13,527
	MGM China Holdings Ltd.	5,194,000	12,581

	Television Broadcasts Ltd.	1,967,100	12,223
*,2 WH Group Ltd.		21,365,244	12,088
	New World China Land Ltd.	17,730,000	11,039
^	Melco International Development Ltd.	5,421,000	10,794
	Huabao International Holdings Ltd.	13,169,000	10,377
^	Chow Tai Fook Jewellery Group Ltd.	7,509,200	9,956
*	Alibaba Health Information Technology Ltd.	14,980,000	9,846
	Shangri-La Asia Ltd.	7,297,676	9,473
	Johnson Electric Holdings Ltd.	2,452,250	8,937
	Orient Overseas International Ltd.	1,364,603	8,902
	Luk Fook Holdings International Ltd.	2,326,000	8,632
^	Cafe de Coral Holdings Ltd.	2,204,000	8,113
	L'Occitane International SA	3,097,500	7,817
	Uni-President China Holdings Ltd.	8,898,200	7,690
	Champion REIT	15,643,000	7,661
*,^ United Co. RUSAL plc		11,259,000	7,597
*	Global Brands Group Holding Ltd.	39,042,479	7,356
^	NagaCorp Ltd.	9,248,000	7,253
	Minth Group Ltd.	3,456,000	7,194
^	Stella International Holdings Ltd.	2,608,000	6,884
^	Xinyi Glass Holdings Ltd.	12,912,000	6,792
*	FIH Mobile Ltd.	15,140,714	6,735
	Lifestyle International Holdings Ltd.	3,184,500	6,234
*,^ Superb Summit International Group Ltd.		32,112,957	6,048
^	China Travel International Investment Hong Kong Ltd.	17,906,000	5,876
	Dah Sing Financial Holdings Ltd.	1,016,840	5,874
	Great Eagle Holdings Ltd.	1,723,000	5,738
	Shun Tak Holdings Ltd.	12,274,500	5,609
	Kerry Logistics Network Ltd.	3,660,796	5,584
	Shui On Land Ltd.	23,553,263	5,302
*,^ Town Health International Medical Group Ltd.		25,256,000	5,294
^	Shougang Fushan Resources Group Ltd.	25,491,018	5,255
	Value Partners Group Ltd.	5,929,000	5,038
*,^ Brightoil Petroleum Holdings Ltd.		20,415,000	5,011
	SmarTone Telecommunications Holdings Ltd.	2,824,500	4,952
	Yingde Gases Group Co. Ltd.	7,106,000	4,788
*	Nexteer Automotive Group Ltd.	4,602,000	4,536
	Pacific Textiles Holdings Ltd.	3,272,000	4,514
	Man Wah Holdings Ltd.	5,121,600	4,373
^	SA Sa International Holdings Ltd.	6,708,000	4,333
*	G-Resources Group Ltd.	150,989,559	4,323
^	REXLot Holdings Ltd.	55,325,000	4,320
	Pacific Basin Shipping Ltd.	11,671,000	4,304
	SITC International Holdings Co. Ltd.	7,630,000	4,210
^	Xinyi Solar Holdings Ltd.	15,030,000	4,129
	Dah Sing Banking Group Ltd.	2,462,156	4,108
^	Chow Sang Sang Holdings International Ltd.	1,541,000	4,084
	Towngas China Co. Ltd.	4,542,000	3,967
*,^ Macau Legend Development Ltd.		10,764,000	3,941
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,354,000	3,811
	K Wah International Holdings Ltd.	7,004,000	3,779
	Yuexiu REIT	6,988,000	3,686
^	Guotai Junan International Holdings Ltd.	5,237,000	3,679
*	FDG Electric Vehicles Ltd.	64,620,000	3,653
	Giordano International Ltd.	7,638,000	3,614
^	Sunlight REIT	7,056,000	3,565
	Dynam Japan Holdings Co. Ltd.	1,798,200	3,548

*,^ Sun Hung Kai & Co. Ltd.		3,829,000	3,443
	Texwinca Holdings Ltd.	4,116,000	3,369
^	Truly International Holdings Ltd.	8,974,000	3,229
*,^ United Photovoltaics Group Ltd.		23,168,000	3,174
*,^ China LotSynergy Holdings Ltd.		44,120,000	3,164
^	Haitong International Securities Group Ltd.	4,982,000	3,132
*,^ Carnival Group International Holdings Ltd.		18,581,556	2,988
^	TCL Communication Technology Holdings Ltd.	3,364,000	2,963
^	Hopewell Highway Infrastructure Ltd.	6,123,356	2,960
^	Ju Teng International Holdings Ltd.	5,464,000	2,881
^	Summit Ascent Holdings Ltd.	5,056,052	2,813
	CITIC Telecom International Holdings Ltd.	9,061,875	2,812
	Prosperity REIT	7,330,000	2,717
^	Kowloon Development Co. Ltd.	2,290,000	2,672
^	HKR International Ltd.	4,700,800	2,415
^	Far East Consortium International Ltd.	5,992,000	2,357
*	Landing International Development Ltd.	63,645,000	2,308
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		25,012,804	2,270
^	Springland International Holdings Ltd.	7,324,343	2,254
	APT Satellite Holdings Ltd.	1,643,500	2,235
^	Newocean Energy Holdings Ltd.	6,118,000	2,235
	Parkson Retail Group Ltd.	9,328,000	2,232
*,^ Louis XIII Holdings Ltd.		5,017,000	2,199
*,^ Lung Cheong International Holdings Ltd.		19,298,885	2,162
*	Suncorp Technologies Ltd.	69,500,000	2,105
	TCC International Holdings Ltd.	5,634,000	2,046
*,^ Xinchen China Power Holdings Ltd.		5,208,000	1,995
*	China Oceanwide Holdings Ltd.	17,822,000	1,917
*,^ Sino Oil And Gas Holdings Ltd.		88,080,000	1,847
^	Goodbaby International Holdings Ltd.	5,794,536	1,832
*,^ Midland Holdings Ltd.		3,630,000	1,826
^	Regal Hotels International Holdings Ltd.	2,834,000	1,761
^	China Aerospace International Holdings Ltd.	13,802,000	1,755
*,^ Wanda Hotel Development Co. Ltd.		8,944,000	1,706
*,^ United Laboratories International Holdings Ltd.		3,298,500	1,625
	EVA Precision Industrial Holdings Ltd.	6,744,000	1,603
*	SOCAM Development Ltd.	1,750,353	1,588
^	Singamas Container Holdings Ltd.	9,502,000	1,542
	Lai Sun Development Co. Ltd.	68,843,833	1,540
^	Honghua Group Ltd.	12,152,000	1,488
	Road King Infrastructure Ltd.	1,649,000	1,407
*,^ China Dynamics Holdings Ltd.		17,900,000	1,334
^	Anton Oilfield Services Group	6,798,000	1,317
^	Liu Chong Hing Investment Ltd.	1,056,018	1,302
*,^ China Public Procurement Ltd.		54,072,000	1,290
	Trinity Ltd.	6,556,000	1,285
*,^ Yanchang Petroleum International Ltd.		31,620,000	1,242
	AMVIG Holdings Ltd.	2,512,000	1,240
*,^ Microport Scientific Corp.		2,728,000	1,182
^	Polytec Asset Holdings Ltd.	8,600,000	1,162
^	TPV Technology Ltd.	5,568,000	1,137
*,^ Hong Kong Television Network Ltd.		2,602,000	1,132
^	China Merchants Land Ltd.	7,868,000	1,126
	Varitronix International Ltd.	1,599,000	1,090
	New World Department Store China Ltd.	3,724,000	1,028
*	L'sea Resources International Holdings Ltd.	24,550,000	949
*	China Household Holdings Ltd.	13,780,000	942

^	Yip's Chemical Holdings Ltd.	1,620,000	939
*	Ports Design Ltd.	2,400,500	925
	Emperor Watch & Jewellery Ltd.	21,490,000	925
*	PetroAsian Energy Holdings Ltd.	26,624,000	925
*,^ Sunshine Oilsands Ltd.		11,706,500	891
*	CST Mining Group Ltd.	149,192,000	847
	IT Ltd.	3,058,000	784
^	SPT Energy Group Inc.	4,822,000	771
	Inspur International Ltd.	3,413,000	726
	Dickson Concepts International Ltd.	1,402,500	659
	Henderson Investment Ltd.	6,572,000	583
*	China Forestry Holdings Co. Ltd.	3,050,000	570
*,^ Neo-Neon Holdings Ltd.		3,381,500	526
*	Silver base Group Holdings Ltd.	4,167,225	526
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
*,^ Heng Tai Consumables Group Ltd.		33,308,204	375
	Oriental Press Group	2,850,000	316
*,^ Mongolia Energy Corp. Ltd.		5,843,000	304
*	Sijia Group Co.	1,027,000	182
			3,665,649
Hungary (0.0%)
	OTP Bank plc	1,296,892	17,197
	MOL Hungarian Oil & Gas plc	329,559	13,190
	Richter Gedeon Nyrt	950,453	12,897
*	Magyar Telekom Telecommunications plc	2,829,401	3,671
			46,955
India (2.3%)
	Infosys Ltd.	6,334,366	217,724
	Housing Development Finance Corp. Ltd.	10,640,343	216,220
	Reliance Industries Ltd.	10,841,572	159,935
	Tata Consultancy Services Ltd.	3,206,886	128,436
	HDFC Bank Ltd.	5,804,112	100,387
*	ICICI Bank Ltd.	15,896,931	92,354
	Oil & Natural Gas Corp. Ltd.	14,018,095	79,250
	Sun Pharmaceutical Industries Ltd.	5,235,951	77,457
	ITC Ltd.	12,995,006	77,071
*	Axis Bank Ltd.	7,852,950	74,390
	Hindustan Unilever Ltd.	4,870,926	73,322
	Tata Motors Ltd.	6,232,682	58,778
	Bharti Airtel Ltd.	8,754,042	52,729
	HCL Technologies Ltd.	1,809,597	52,222
*	State Bank of India	9,320,204	46,352
	Kotak Mahindra Bank Ltd.	2,089,475	44,476
	Mahindra & Mahindra Ltd.	2,053,258	41,833
	Larsen & Toubro Ltd.	1,503,885	41,161
	Tech Mahindra Ltd.	761,765	35,244
	NTPC Ltd.	13,486,460	31,214
	Hero MotoCorp Ltd.	671,360	30,988
	Sesa Sterlite Ltd.	9,003,489	29,224
	Asian Paints Ltd.	1,975,981	27,326
	HDFC Bank Ltd. ADR	464,508	26,468
	Maruti Suzuki India Ltd.	445,346	26,191
	Power Grid Corp. of India Ltd.	10,692,498	25,499
*	Coal India Ltd.	4,337,823	25,165
	Cipla Ltd.	2,207,119	24,747
	Idea Cellular Ltd.	9,779,394	24,401

IndusInd Bank Ltd.	1,737,391	24,371
Lupin Ltd.	900,228	23,037
* United Spirits Ltd.	409,329	22,844
Ultratech Cement Ltd.	446,775	22,638
Zee Entertainment Enterprises Ltd.	3,647,889	22,137
Wipro Ltd.	2,261,243	22,076
ICICI Bank Ltd. ADR	1,687,995	20,273
Bharat Heavy Electricals Ltd.	3,993,196	18,733
Adani Ports & Special Economic Zone Ltd.	3,395,971	18,660
Bajaj Auto Ltd.	478,023	18,429
Aurobindo Pharma Ltd.	910,175	18,313
Nestle India Ltd.	159,268	18,292
Adani Enterprises Ltd.	1,794,679	18,096
Bharti Infratel Ltd.	3,083,748	17,969
Yes Bank Ltd.	1,246,349	17,301
Ambuja Cements Ltd.	4,161,297	16,682
Dr Reddy's Laboratories Ltd.	320,036	16,569
Shriram Transport Finance Co. Ltd.	843,422	15,508
Dabur India Ltd.	3,548,221	14,638
IDFC Ltd.	5,191,182	14,365
Wipro Ltd. ADR	1,114,563	14,333
Bharat Petroleum Corp. Ltd.	1,183,944	14,270
GAIL India Ltd.	2,075,856	14,146
Godrej Consumer Products Ltd.	810,242	13,860
LIC Housing Finance Ltd.	1,689,812	13,026
Hindalco Industries Ltd.	5,703,364	12,816
JSW Steel Ltd.	809,259	12,745
Indiabulls Housing Finance Ltd.	1,339,498	12,684
Rural Electrification Corp. Ltd.	2,349,478	12,601
Dr Reddy's Laboratories Ltd. ADR	249,601	12,597
NMDC Ltd.	5,366,373	12,251
Indian Oil Corp. Ltd.	2,138,909	11,946
Cairn India Ltd.	3,090,827	11,615
Eicher Motors Ltd.	43,998	11,538
Apollo Hospitals Enterprise Ltd.	533,596	11,294
UPL Ltd.	1,878,135	11,146
Bharat Forge Ltd.	645,759	10,766
Motherson Sumi Systems Ltd.	1,432,813	10,409
Power Finance Corp. Ltd.	2,151,625	10,330
Tata Steel Ltd.	1,615,461	10,169
Shree Cement Ltd.	56,699	10,026
Titan Co. Ltd.	1,436,367	9,913
Mindtree Ltd.	458,786	9,780
* Ranbaxy Laboratories Ltd.	864,416	9,771
Siemens Ltd.	576,715	9,681
Tata Power Co. Ltd.	6,464,462	9,428
* Bank of Baroda	2,912,090	9,059
* Reliance Communications Ltd.	6,929,773	8,889
Marico Ltd.	1,521,092	8,837
Cadila Healthcare Ltd.	332,171	8,788
Glenmark Pharmaceuticals Ltd.	726,564	8,429
Grasim Industries Ltd.	134,424	8,420
Steel Authority of India Ltd.	6,681,717	8,309
Just Dial Ltd.	320,254	8,034
DLF Ltd.	2,932,214	7,997
Piramal Enterprises Ltd.	580,680	7,807
Oracle Financial Services Software Ltd.	141,065	7,726

Pidilite Industries Ltd.	838,330	7,715
* Punjab National Bank	2,520,683	7,684
GlaxoSmithKline Pharmaceuticals Ltd.	139,362	7,628
Divi's Laboratories Ltd.	271,112	7,618
ACC Ltd.	301,214	7,578
Mahindra & Mahindra Financial Services Ltd.	1,837,234	7,568
United Breweries Ltd.	470,109	7,372
Reliance Infrastructure Ltd.	884,144	7,232
ABB India Ltd.	345,573	7,152
Oil India Ltd.	822,487	7,076
Bharat Electronics Ltd.	129,845	6,984
Bajaj Finance Ltd.	105,284	6,875
* Havells India Ltd.	1,653,571	6,867
Colgate-Palmolive India Ltd.	224,275	6,780
Federal Bank Ltd.	2,963,955	6,769
Max India Ltd.	874,188	6,689
Cummins India Ltd.	458,373	6,592
Jindal Steel & Power Ltd.	2,531,040	6,480
Reliance Capital Ltd.	818,062	6,400
Page Industries Ltd.	32,967	6,265
GlaxoSmithKline Consumer Healthcare Ltd.	68,070	6,177
Castrol India Ltd.	802,492	6,140
Bajaj Finserv Ltd.	261,000	6,088
Britannia Industries Ltd.	194,992	5,937
Hindustan Petroleum Corp. Ltd.	560,255	5,924
Aditya Birla Nuvo Ltd.	196,182	5,694
Apollo Tyres Ltd.	1,399,678	5,462
Emami Ltd.	367,834	5,457
CESC Ltd.	446,774	5,260
JSW Energy Ltd.	2,692,378	5,251
ING Vysya Bank Ltd.	340,318	5,047
* Ashok Leyland Ltd.	4,678,400	4,946
Torrent Pharmaceuticals Ltd.	277,800	4,918
* Gujarat Pipavav Port Ltd.	1,470,486	4,880
* Jubilant Foodworks Ltd.	215,232	4,818
Hindustan Zinc Ltd.	1,703,298	4,802
Infosys Ltd. ADR	136,700	4,659
Wockhardt Ltd.	232,429	4,520
MRF Ltd.	6,910	4,463
Info Edge India Ltd.	324,363	4,449
* SKS Microfinance Ltd.	634,858	4,449
State Bank of India GDR	88,502	4,387
Sundaram Finance Ltd.	179,033	4,366
* Indian Hotels Co. Ltd.	2,207,315	4,308
Canara Bank	600,993	4,287
Bajaj Holdings & Investment Ltd.	185,332	4,204
Exide Industries Ltd.	1,384,860	4,152
* Berger Paints India Ltd.	1,107,420	4,094
Arvind Ltd.	870,164	4,069
Dewan Housing Finance Corp. Ltd.	530,018	4,014
* Reliance Power Ltd.	3,805,827	3,992
* Amara Raja Batteries Ltd.	283,684	3,935
Credit Analysis & Research Ltd.	144,510	3,890
IRB Infrastructure Developers Ltd.	878,476	3,811
IIFL Holdings Ltd.	1,299,635	3,771
TVS Motor Co. Ltd.	759,914	3,769
Sun TV Network Ltd.	564,810	3,708

Petronet LNG Ltd.	1,241,814	3,603
Thermax Ltd.	190,997	3,529
* Jaiprakash Associates Ltd.	7,564,353	3,478
* Bank of India	811,733	3,478
* Jammu & Kashmir Bank Ltd.	1,396,303	3,430
Vakrangee Ltd.	1,629,293	3,376
NCC Ltd.	2,761,982	3,375
Tata Global Beverages Ltd.	1,320,183	3,374
* Adani Power Ltd.	3,987,980	3,339
* Housing Development & Infrastructure Ltd.	1,857,576	3,283
Mphasis Ltd.	560,019	3,279
GMR Infrastructure Ltd.	10,466,264	3,246
Hexaware Technologies Ltd.	891,822	3,240
NHPC Ltd.	10,252,303	3,183
Tata Motors Ltd. ADR	63,900	3,152
* Karur Vysya Bank Ltd.	322,975	3,104
Crompton Greaves Ltd.	998,935	3,043
PI Industries Ltd.	369,730	2,991
Tata Communications Ltd.	451,888	2,989
Voltas Ltd.	691,023	2,988
IFCI Ltd.	4,935,334	2,988
* Sun Pharma Advanced Research Co. Ltd.	556,849	2,942
* Unitech Ltd.	9,557,016	2,858
Tata Chemicals Ltd.	383,577	2,823
Gateway Distriparks Ltd.	449,532	2,784
Union Bank of India	817,509	2,752
Strides Arcolab Ltd.	183,807	2,750
Prestige Estates Projects Ltd.	595,327	2,638
Amtek Auto Ltd.	932,197	2,604
IDBI Bank Ltd.	2,253,529	2,571
* Hathway Cable & Datacom Ltd.	2,436,950	2,510
Oberoi Realty Ltd.	541,914	2,468
* National Aluminium Co. Ltd.	3,355,540	2,451
Godrej Industries Ltd.	485,177	2,425
Sintex Industries Ltd.	1,317,592	2,352
* Suzlon Energy Ltd.	8,974,789	2,343
* Gujarat Gas Co. Ltd.	208,123	2,204
Biocon Ltd.	328,619	2,196
* Dish TV India Ltd.	1,705,248	2,184
Muthoot Finance Ltd.	641,275	2,183
Ramco Cements Ltd.	369,252	2,169
Indiabulls Real Estate Ltd.	1,604,920	2,148
Torrent Power Ltd.	765,091	2,120
Jain Irrigation Systems Ltd.	1,859,025	2,086
Coromandel International Ltd.	437,437	2,043
Great Eastern Shipping Co. Ltd.	339,776	1,972
Sobha Ltd.	256,631	1,954
PTC India Ltd.	1,175,231	1,890
Ipca Laboratories Ltd.	176,011	1,814
Gujarat State Petronet Ltd.	931,931	1,784
South Indian Bank Ltd.	3,916,407	1,744
Indraprastha Gas Ltd.	231,366	1,732
Indian Bank	578,996	1,731
L&T Finance Holdings Ltd.	1,559,653	1,729
* Essar Oil Ltd.	964,547	1,724
Oriental Bank of Commerce	400,686	1,714
* India Cements Ltd.	951,110	1,645

Engineers India Ltd.	444,366	1,549
Syndicate Bank	790,785	1,491
Karnataka Bank Ltd.	627,432	1,443
Indian Overseas Bank	1,501,039	1,377
Century Textiles & Industries Ltd.	146,811	1,358
UCO Bank	1,102,592	1,336
* Mangalore Refinery & Petrochemicals Ltd.	1,356,433	1,293
CMC Ltd.	42,035	1,271
Alstom India Ltd.	112,746	1,270
* Jet Airways India Ltd.	151,167	1,250
* Videocon Industries Ltd.	488,332	1,247
Jindal Saw Ltd.	924,226	1,200
* Allahabad Bank	638,784	1,193
* Andhra Bank	812,840	1,191
Rolta India Ltd.	656,049	1,160
* Hindustan Construction Co. Ltd.	2,007,730	1,123
Srei Infrastructure Finance Ltd.	1,494,498	1,107
* Corp Bank	981,445	1,097
Gujarat Mineral Development Corp. Ltd.	542,660	1,078
* DEN Networks Ltd.	616,873	1,077
Multi Commodity Exchange of India Ltd.	74,947	1,064
* Central Bank of India	614,750	1,039
Raymond Ltd.	124,727	1,025
McLeod Russel India Ltd.	308,162	1,022
* Balrampur Chini Mills Ltd.	1,018,808	1,013
Vijaya Bank	1,262,461	1,012
Gujarat State Fertilisers & Chemicals Ltd.	604,857	977
* Pipavav Defence & Offshore Engineering Co. Ltd.	1,151,968	911
Welspun Corp. Ltd.	804,234	880
Future Retail Ltd.	456,922	868
* Punj Lloyd Ltd.	1,250,160	742
Polaris Consulting & Services Ltd.	296,791	710
Chambal Fertilizers & Chemicals Ltd.	670,306	653
* Shree Renuka Sugars Ltd.	2,476,247	648
* Shipping Corp. of India Ltd.	676,911	611
* Bajaj Hindusthan Ltd.	1,860,521	571
* Lanco Infratech Ltd.	4,848,308	496
* IVRCL Ltd.	1,597,447	466
Radico Khaitan Ltd.	301,618	464
Bombay Dyeing & Manufacturing Co. Ltd.	342,887	448
Bhushan Steel Ltd.	316,659	426
Financial Technologies India Ltd.	128,097	416
* Tata Teleservices Maharashtra Ltd.	2,782,308	410
* Parsvnath Developers Ltd.	855,285	248
Sesa Sterlite Ltd. ADR	16,320	212
* Gujarat NRE Coke Ltd.	1,461,217	125
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	57
Jain Irrigation Systems Ltd.	32,150	26
		3,223,509
Indonesia (0.6%)
Bank Central Asia Tbk PT	83,657,400	87,837
Astra International Tbk PT	137,272,100	84,526
Telekomunikasi Indonesia Persero Tbk PT	344,220,000	76,416
Bank Rakyat Indonesia Persero Tbk PT	73,511,000	67,261
Bank Mandiri Persero Tbk PT	63,610,124	54,794
Perusahaan Gas Negara Persero Tbk PT	73,067,700	29,027
Bank Negara Indonesia Persero Tbk PT	50,774,495	24,878

Semen Indonesia Persero Tbk PT	20,206,700	23,108
Unilever Indonesia Tbk PT	7,810,100	21,985
Kalbe Farma Tbk PT	141,287,810	20,730
Indofood Sukses Makmur Tbk PT	29,785,400	17,705
Indocement Tunggal Prakarsa Tbk PT	8,992,100	16,208
Charoen Pokphand Indonesia Tbk PT	50,856,458	15,796
United Tractors Tbk PT	10,278,829	14,464
Gudang Garam Tbk PT	3,146,400	14,305
Lippo Karawaci Tbk PT	130,643,700	11,675
Surya Citra Media Tbk PT	37,910,760	10,177
Tower Bersama Infrastructure Tbk PT	13,245,700	9,918
Summarecon Agung Tbk PT	73,502,900	9,502
Indofood CBP Sukses Makmur Tbk PT	7,831,800	8,931
Ciputra Development Tbk PT	72,225,700	8,144
Jasa Marga Persero Tbk PT	14,178,700	8,023
Bumi Serpong Damai Tbk PT	50,137,000	7,949
XL Axiata Tbk PT	19,704,223	7,441
Bank Danamon Indonesia Tbk PT	21,428,909	7,424
Media Nusantara Citra Tbk PT	32,636,112	7,343
Adaro Energy Tbk PT	86,419,356	6,790
* Wijaya Karya Beton Tbk PT	58,979,605	6,330
Pakuwon Jati Tbk PT	155,842,134	6,111
Matahari Putra Prima Tbk PT	17,995,400	5,391
Tambang Batubara Bukit Asam Persero Tbk PT	5,467,100	4,886
Global Mediacom Tbk PT	30,513,618	4,451
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	66,127,400	4,289
Wijaya Karya Persero Tbk PT	14,260,300	4,184
Astra Agro Lestari Tbk PT	2,258,600	4,128
AKR Corporindo Tbk PT	10,449,100	3,862
Alam Sutera Realty Tbk PT	79,388,600	3,697
MNC Investama Tbk PT	164,762,900	3,655
* Vale Indonesia Tbk PT	13,379,998	3,626
Indo Tambangraya Megah Tbk PT	2,726,200	3,592
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,404,200	2,809
Ace Hardware Indonesia Tbk PT	47,579,800	2,776
* Indosat Tbk PT	7,560,000	2,445
Arwana Citramulia Tbk PT	30,486,878	2,399
Mitra Adiperkasa Tbk PT	4,951,500	2,289
Surya Semesta Internusa Tbk PT	24,588,100	2,119
* Medco Energi Internasional Tbk PT	8,594,700	2,116
* Energi Mega Persada Tbk PT	243,682,132	1,993
Aneka Tambang Persero Tbk PT	23,327,000	1,951
Bank Tabungan Negara Persero Tbk PT	24,064,197	1,880
Holcim Indonesia Tbk PT	11,729,800	1,816
* Siloam International Hospitals Tbk PT	1,713,000	1,809
Agung Podomoro Land Tbk PT	50,856,100	1,782
* Garuda Indonesia Persero Tbk PT	37,275,209	1,748
Intiland Development Tbk PT	34,864,100	1,700
Timah Persero Tbk PT	17,782,787	1,637
Ramayana Lestari Sentosa Tbk PT	22,496,600	1,454
* Sigmagold Inti Perkasa Tbk PT	36,846,200	1,361
Salim Ivomas Pratama Tbk PT	20,004,200	1,090
* Bakrie and Brothers Tbk PT	274,678,500	1,084
Gajah Tunggal Tbk PT	9,091,300	1,044
* Bumi Resources Tbk PT	126,413,500	1,001
BISI International Tbk PT	8,904,400	737
* Krakatau Steel Persero Tbk PT	18,949,700	695

Harum Energy Tbk PT	5,296,000	633
Sampoerna Agro PT	3,554,100	527
* Bakrieland Development Tbk PT	128,084,900	506
* Berlian Laju Tanker Tbk PT	25,926,000	401
* Indika Energy Tbk PT	9,803,100	379
* Bakrie Telecom Tbk PT	94,762,000	374
* Darma Henwa Tbk PT	41,394,000	163
		775,277
Ireland (0.2%)
Kerry Group plc Class A	995,830	72,172
* Bank of Ireland	187,235,656	56,353
* Ryanair Holdings plc ADR	781,296	51,550
Smurfit Kappa Group plc	1,572,055	38,650
Kingspan Group plc	1,161,390	20,985
Paddy Power plc	251,641	19,612
Glanbia plc	1,197,523	19,280
C&C Group plc	2,383,766	9,291
* Ryanair Holdings plc	701,590	8,152
Aer Lingus Group plc	1,162,488	2,807
FBD Holdings plc	128,674	1,598
* Irish Bank Resolution Corp. Ltd.	698,992	—
		300,450
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	6,470,292	367,470
Bank Hapoalim BM	6,773,485	30,088
* Bank Leumi Le-Israel BM	8,576,314	28,593
Israel Chemicals Ltd.	3,024,606	21,734
Bezeq The Israeli Telecommunication Corp. Ltd.	12,746,831	20,328
* NICE-Systems Ltd.	363,474	17,756
* Israel Discount Bank Ltd. Class A	7,190,919	11,235
Elbit Systems Ltd.	162,006	9,961
* Mizrahi Tefahot Bank Ltd.	787,367	8,592
Azrieli Group	248,682	8,579
Delek Group Ltd.	31,961	7,818
Frutarom Industries Ltd.	246,364	7,720
Gazit-Globe Ltd.	595,737	7,540
Israel Corp. Ltd.	15,947	5,175
Osem Investments Ltd.	263,468	4,668
Paz Oil Co. Ltd.	32,287	4,131
* EZchip Semiconductor Ltd.	196,594	3,686
Alony Hetz Properties & Investments Ltd.	490,417	3,462
Harel Insurance Investments & Financial Services Ltd.	758,440	3,378
* Tower Semiconductor Ltd.	209,221	3,163
* Strauss Group Ltd.	213,733	3,144
Shikun & Binui Ltd.	1,372,762	2,599
Melisron Ltd.	87,740	2,555
* Compugen Ltd.	329,149	2,534
Reit 1 Ltd.	1,014,975	2,509
Ormat Industries	351,392	2,462
* Nitsba Holdings 1995 Ltd.	172,142	2,347
* Oil Refineries Ltd.	7,450,861	2,167
* Delek Energy Systems Ltd.	4,922	2,162
* Nova Measuring Instruments Ltd.	194,429	2,141
Ituran Location and Control Ltd.	99,187	2,077
* Partner Communications Co. Ltd.	574,834	1,953
Amot Investments Ltd.	652,225	1,936

* Clal Insurance Enterprises Holdings Ltd.	134,221	1,933
Delek Automotive Systems Ltd.	198,502	1,901
* Kenon Holdings Ltd.	110,649	1,876
* Allot Communications Ltd.	198,675	1,812
Migdal Insurance & Financial Holding Ltd.	1,459,681	1,739
First International Bank Of Israel Ltd.	137,833	1,727
* Jerusalem Oil Exploration	56,920	1,687
* Airport City Ltd.	196,313	1,616
Phoenix Holdings Ltd.	540,924	1,543
Norstar Holdings Inc.	62,822	1,523
* Silicom Ltd.	35,230	1,493
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,513	1,482
* Mazor Robotics Ltd.	285,880	1,468
* Evogene Ltd.	164,221	1,352
Menorah Mivtachim Holdings Ltd.	146,195	1,285
* Cellcom Israel Ltd. (Registered)	240,869	1,273
* Gilat Satellite Networks Ltd.	238,673	1,102
Electra Ltd.	9,954	1,065
* AudioCodes Ltd.	204,540	1,049
Africa Israel Properties Ltd.	83,694	1,042
* Naphtha Israel Petroleum Corp. Ltd.	185,846	941
Shufersal Ltd.	410,376	845
* Kamada Ltd.	191,257	775
* Africa Israel Investments Ltd.	693,410	614
Jerusalem Economy Ltd.	146,266	507
* Cellcom Israel Ltd.	96,644	506
* Ceragon Networks Ltd.	364,505	349
* Property & Building Corp. Ltd.	6,567	338
* Elco Ltd.	40,342	244
Discount Investment Corp. Ltd.	129,965	208
* Hadera Paper Ltd.	11,192	195
Babylon Ltd.	146,605	68
* Clal Biotechnology Industries Ltd.	15,894	14
* Africa Israel Investments Ltd Warrants Exp. 03/31/2015	52,298	1
		641,236
Italy (1.7%)
Eni SPA	16,826,647	283,170
Intesa Sanpaolo SPA (Registered)	80,431,942	235,206
Enel SPA	44,329,077	200,296
UniCredit SPA	32,844,098	193,626
Assicurazioni Generali SPA	8,603,527	181,584
* Telecom Italia SPA (Registered)	71,356,598	82,915
* Fiat Chrysler Automobiles NV	5,675,677	74,856
Luxottica Group SPA	1,199,011	71,296
Snam SPA	14,320,387	70,068
Atlantia SPA	2,713,853	69,851
CNH Industrial NV	6,247,401	47,560
Terna Rete Elettrica Nazionale SPA	9,723,961	42,633
* Tenaris SA	2,951,663	41,652
Unione di Banche Italiane SCpA	5,912,513	40,668
Telecom Italia SPA (Bearer)	41,098,630	38,813
Mediobanca SPA	3,734,399	32,348
Pirelli & C. SPA	2,262,989	32,087
Banco Popolare SC	2,453,751	30,966
* Finmeccanica SPA	2,599,518	28,391
EXOR SPA	669,143	27,316
Prysmian SPA	1,403,196	25,957

*	Banca Popolare di Milano Scarl	29,939,014	23,966
*	Banca Popolare dell'Emilia Romagna SC	3,278,750	22,113
	Enel Green Power SPA	10,525,797	20,807
*	Mediaset SPA	4,564,499	20,728
	Azimut Holding SPA	687,693	16,031
	UnipolSai SPA	5,594,612	15,508
*	Saipem SPA	1,706,465	15,353
^	Banca Monte dei Paschi di Siena SPA	29,826,883	13,485
	Davide Campari-Milano SPA	1,920,430	13,018
	Mediolanum SPA	1,759,484	12,512
	Banca Popolare di Sondrio SCARL	3,057,585	11,873
	Recordati SPA	697,614	11,529
	Moncler SPA	770,200	11,441
	Banca Generali SPA	379,168	10,592
	Hera SPA	4,118,360	10,093
	Unipol Gruppo Finanziario SPA Preference Shares	1,864,847	9,526
^	Tod's SPA	92,528	9,508
*,^ World Duty Free SPA		853,541	9,402
	Salvatore Ferragamo SPA	322,890	9,347
	Italcementi SPA	1,327,838	9,142
	A2A SPA	9,555,991	9,108
^	GTECH SPA	440,936	8,667
*	Credito Valtellinese SC	7,573,335	8,522
	Ansaldo STS SPA	821,891	8,259
*	Yoox SPA	376,462	8,146
*	FinecoBank Banca Fineco SPA	1,479,161	7,962
	Societa Cattolica di Assicurazioni SCRL	992,024	7,651
	Interpump Group SPA	527,943	7,525
	Unipol Gruppo Finanziario SPA	1,482,415	7,476
*	Autogrill SPA	853,204	7,289
	Brembo SPA	204,449	7,205
*,2 Anima Holding SPA		1,430,876	7,148
	UnipolSai SPA	2,557,147	7,102
	DiaSorin SPA	163,589	6,531
*	Sorin SPA	2,641,276	6,130
	De' Longhi	337,482	6,084
^	Buzzi Unicem SPA	486,401	5,971
	Parmalat SPA	2,077,116	5,882
*	Ei Towers SPA	114,483	5,680
^	Beni Stabili SpA SIIQ	7,316,757	5,467
*	Salini Impregilo SPA	1,330,188	4,851
	Societa Iniziative Autostradali e Servizi SPA	479,909	4,798
	Danieli & C Officine Meccaniche SPA	273,368	4,483
	Credito Emiliano SPA	509,994	3,968
	Tenaris SA ADR	139,938	3,952
	MARR SPA	225,331	3,938
	ERG SPA	320,720	3,819
*,^ Banca Carige SPA		56,989,696	3,816
	ACEA SPA	328,350	3,691
	Industria Macchine Automatiche SPA	81,896	3,611
	Amplifon SPA	594,054	3,554
*,^ Piaggio & C SPA		1,146,014	3,488
	Iren SPA	2,923,863	3,392
*	Cerved Information Solutions SPA	601,964	3,251
^	Brunello Cucinelli SPA	157,598	3,242
*	Safilo Group SPA	214,857	3,064
	ASTM SPA	233,044	2,925

* CIR-Compagnie Industriali Riunite SPA	2,484,752	2,742
*,^ RCS MediaGroup SPA	2,203,107	2,695
^ Cementir Holding SPA	384,824	2,575
*,^ Fincantieri SPA	2,959,684	2,425
^ Astaldi SPA	329,429	2,094
*,^ Saras SPA	1,855,382	2,078
Danieli & C Officine Meccaniche SPA	82,959	2,034
Italmobiliare SPA	106,277	1,937
*,^ Geox SPA	547,942	1,856
Immobiliare Grande Distribuzione SIIQ SPA	2,168,535	1,782
Trevi Finanziaria Industriale SPA	575,533	1,741
*,^ Gruppo Editoriale L'Espresso SPA	1,167,010	1,476
*,^ DeA Capital SPA	692,378	1,372
Zignago Vetro SPA	208,572	1,277
Esprinet SPA	183,196	1,253
* Cofide SPA	2,244,339	1,170
Italmobiliare SPA	41,257	1,064
Falck Renewables SPA	790,642	872
*,^ Arnoldo Mondadori Editore SPA	799,782	834
*,^ Sogefi SPA	250,655	724
*,^ Juventus Football Club SPA	2,450,327	642
*,^ Fiera Milano SPA	64,801	496
* Gemina SPA CVR	2,837,088	42
		2,370,062
Japan (16.2%)
Toyota Motor Corp.	18,083,306	1,165,848
Mitsubishi UFJ Financial Group Inc.	96,599,733	513,357
SoftBank Corp.	6,424,563	378,096
Honda Motor Co. Ltd.	12,242,878	369,426
Sumitomo Mitsui Financial Group Inc.	9,174,374	307,863
KDDI Corp.	4,224,030	298,170
Mizuho Financial Group Inc.	163,437,150	267,239
Takeda Pharmaceutical Co. Ltd.	5,285,009	264,036
Hitachi Ltd.	31,677,106	239,229
Astellas Pharma Inc.	15,076,745	232,866
FANUC Corp.	1,342,199	225,408
Canon Inc.	7,089,856	224,291
Central Japan Railway Co.	1,293,060	221,739
East Japan Railway Co.	2,592,776	200,261
^ Japan Tobacco Inc.	7,201,254	196,138
Seven & i Holdings Co. Ltd.	5,328,808	195,003
Shin-Etsu Chemical Co. Ltd.	2,815,384	186,418
Sony Corp.	7,840,650	184,421
^ Bridgestone Corp.	4,549,935	181,849
Mitsubishi Estate Co. Ltd.	8,638,755	173,818
Tokio Marine Holdings Inc.	4,868,591	169,973
Mitsubishi Corp.	9,641,316	168,195
Panasonic Corp.	14,518,909	164,933
Mitsui Fudosan Co. Ltd.	6,476,915	163,747
Kao Corp.	3,593,722	157,578
Mitsubishi Electric Corp.	13,495,282	156,083
Fuji Heavy Industries Ltd.	4,272,506	154,098
Mitsui & Co. Ltd.	11,815,266	150,346
Nippon Telegraph & Telephone Corp.	2,526,139	149,514
Murata Manufacturing Co. Ltd.	1,369,774	147,873
Nissan Motor Co. Ltd.	17,328,733	147,766
Keyence Corp.	311,064	145,403

Denso Corp.	3,260,837	144,254
Nippon Steel & Sumitomo Metal Corp.	57,737,029	134,948
Fast Retailing Co. Ltd.	361,731	134,193
Komatsu Ltd.	6,504,829	127,556
Nomura Holdings Inc.	23,974,785	127,466
Kubota Corp.	8,533,394	126,682
Daikin Industries Ltd.	1,819,920	126,641
Mitsubishi Heavy Industries Ltd.	21,892,400	120,837
NTT DOCOMO Inc.	6,766,100	114,221
SMC Corp.	423,839	113,660
Toshiba Corp.	28,036,104	112,105
Hoya Corp.	2,889,805	111,987
ITOCHU Corp.	10,785,655	109,210
Nidec Corp.	1,571,208	106,917
FUJIFILM Holdings Corp.	3,127,619	105,706
Dai-ichi Life Insurance Co. Ltd.	7,714,100	103,351
ORIX Corp.	8,848,320	101,674
Kyocera Corp.	2,211,056	97,319
Asahi Group Holdings Ltd.	2,940,111	96,456
Tokyo Gas Co. Ltd.	16,169,382	96,452
Sumitomo Realty & Development Co. Ltd.	2,953,033	94,193
Eisai Co. Ltd.	1,883,511	93,909
Sumitomo Mitsui Trust Holdings Inc.	26,100,511	91,783
Suzuki Motor Corp.	2,856,065	90,309
MS&AD Insurance Group Holdings Inc.	3,712,567	90,268
Asahi Kasei Corp.	9,118,144	90,051
Toray Industries Inc.	10,569,450	90,031
Oriental Land Co. Ltd.	359,464	87,095
Daiwa Securities Group Inc.	11,956,910	86,876
Secom Co. Ltd.	1,416,603	82,228
Tokyo Electron Ltd.	1,173,166	82,114
Kirin Holdings Co. Ltd.	6,070,572	81,736
Otsuka Holdings Co. Ltd.	2,625,082	81,218
Daiwa House Industry Co. Ltd.	4,408,710	81,189
Ajinomoto Co. Inc.	3,837,758	79,087
JFE Holdings Inc.	3,517,591	77,483
Sumitomo Corp.	7,695,348	75,940
Mazda Motor Corp.	3,638,792	74,742
Rakuten Inc.	5,332,400	73,823
Sompo Japan Nipponkoa Holdings Inc.	2,644,666	73,382
Shimano Inc.	538,079	71,131
* Olympus Corp.	2,038,798	70,510
Nintendo Co. Ltd.	724,995	69,933
Inpex Corp.	6,304,300	69,766
Daiichi Sankyo Co. Ltd.	4,757,097	69,013
Sumitomo Electric Industries Ltd.	5,244,467	67,579
Nitto Denko Corp.	1,126,272	67,237
Ono Pharmaceutical Co. Ltd.	637,038	67,045
West Japan Railway Co.	1,299,090	66,817
^ Unicharm Corp.	2,418,453	66,637
Shionogi & Co. Ltd.	2,181,922	65,473
Fujitsu Ltd.	12,144,378	64,177
* Chubu Electric Power Co. Inc.	4,855,008	64,106
Resona Holdings Inc.	12,910,028	64,049
Dentsu Inc.	1,537,619	63,151
Marubeni Corp.	11,394,493	62,895
Toyota Industries Corp.	1,156,580	62,252

Terumo Corp.	2,489,262	61,731
JX Holdings Inc.	16,577,560	61,175
Omron Corp.	1,506,505	60,228
Yamato Holdings Co. Ltd.	2,615,101	59,144
Daito Trust Construction Co. Ltd.	523,916	58,320
Tokyu Corp.	8,632,504	57,133
Isuzu Motors Ltd.	4,013,376	53,428
MEIJI Holdings Co. Ltd.	486,039	53,404
Osaka Gas Co. Ltd.	13,527,834	53,322
TDK Corp.	844,169	52,610
^ Aeon Co. Ltd.	4,907,284	51,831
* Kansai Electric Power Co. Inc.	5,294,585	51,193
T&D Holdings Inc.	4,527,350	50,985
Kawasaki Heavy Industries Ltd.	10,581,304	50,696
IHI Corp.	9,729,749	50,693
Sekisui House Ltd.	3,886,710	50,261
NEC Corp.	17,756,932	50,157
Sumitomo Metal Mining Co. Ltd.	3,403,716	48,646
Mitsubishi Chemical Holdings Corp.	9,248,758	47,935
Hankyu Hanshin Holdings Inc.	8,604,455	47,827
Aisin Seiki Co. Ltd.	1,353,083	47,271
Ricoh Co. Ltd.	4,788,483	46,713
Sysmex Corp.	1,042,134	46,570
Bank of Yokohama Ltd.	8,560,448	46,191
Chugai Pharmaceutical Co. Ltd.	1,516,445	45,335
* Tokyo Electric Power Co. Inc.	10,614,909	45,046
Yakult Honsha Co. Ltd.	743,081	45,005
NGK Spark Plug Co. Ltd.	1,491,719	44,222
Japan Exchange Group Inc.	1,869,647	43,508
^ Shiseido Co. Ltd.	2,688,695	43,123
^ Kintetsu Corp.	12,135,546	42,783
Taisei Corp.	7,254,399	42,079
Yamaha Motor Co. Ltd.	1,912,835	41,953
Rohm Co. Ltd.	648,866	41,717
Odakyu Electric Railway Co. Ltd.	4,279,371	41,631
Sumitomo Chemical Co. Ltd.	10,519,919	41,389
Tohoku Electric Power Co. Inc.	3,265,187	41,130
Nippon Paint Holdings Co. Ltd.	1,245,300	39,009
Seiko Epson Corp.	956,911	38,863
Kikkoman Corp.	1,310,878	38,664
NGK Insulators Ltd.	1,908,733	38,463
Makita Corp.	861,975	38,234
Dai Nippon Printing Co. Ltd.	4,249,353	38,216
NSK Ltd.	3,248,952	38,073
LIXIL Group Corp.	1,947,744	37,950
Asahi Glass Co. Ltd.	7,013,678	37,313
Minebea Co. Ltd.	2,387,000	36,827
Electric Power Development Co. Ltd.	999,583	36,414
Toyota Tsusho Corp.	1,537,216	36,405
^ Shizuoka Bank Ltd.	3,959,824	36,184
Nippon Express Co. Ltd.	6,188,425	36,102
Mitsubishi Motors Corp.	4,234,630	35,800
Kobe Steel Ltd.	20,029,912	35,129
Isetan Mitsukoshi Holdings Ltd.	2,476,963	35,122
Konica Minolta Inc.	3,179,989	34,994
* Recruit Holdings Co. Ltd.	1,186,428	34,551
Santen Pharmaceutical Co. Ltd.	544,447	33,976

Tobu Railway Co. Ltd.	7,057,285	33,939
Keio Corp.	4,124,175	33,583
NH Foods Ltd.	1,338,313	33,086
NTT Data Corp.	864,200	32,872
Nippon Yusen KK	11,007,567	32,727
^ Chiba Bank Ltd.	4,846,445	32,661
Sekisui Chemical Co. Ltd.	2,927,527	32,018
Asics Corp.	1,267,511	31,104
Shimizu Corp.	4,490,794	30,985
JGC Corp.	1,521,391	30,942
* Kyushu Electric Power Co. Inc.	3,171,395	30,604
Yahoo Japan Corp.	9,096,600	30,593
^ Nikon Corp.	2,400,137	30,454
^ Suntory Beverage & Food Ltd.	861,482	30,211
Kuraray Co. Ltd.	2,384,304	29,939
Brother Industries Ltd.	1,733,327	29,685
Nitori Holdings Co. Ltd.	524,480	29,654
Obayashi Corp.	4,655,404	29,470
Fukuoka Financial Group Inc.	5,891,984	29,406
^ Lawson Inc.	449,693	29,402
Chugoku Electric Power Co. Inc.	2,121,245	29,327
Nissin Foods Holdings Co. Ltd.	536,669	28,964
Aozora Bank Ltd.	7,939,969	28,895
Don Quijote Holdings Co. Ltd.	387,100	28,184
Japan Airlines Co. Ltd.	829,608	28,087
Toppan Printing Co. Ltd.	4,173,365	27,878
Koito Manufacturing Co. Ltd.	852,800	27,729
Kansai Paint Co. Ltd.	1,581,033	27,634
Daicel Corp.	2,167,782	26,952
Bandai Namco Holdings Inc.	1,330,164	26,932
^ Mitsubishi Materials Corp.	8,529,570	26,897
Keikyu Corp.	3,410,187	26,598
Hino Motors Ltd.	1,839,683	26,047
Mitsui OSK Lines Ltd.	7,643,923	25,806
JTEKT Corp.	1,551,854	25,593
Hirose Electric Co. Ltd.	213,220	25,548
Keisei Electric Railway Co. Ltd.	1,945,500	25,062
Suruga Bank Ltd.	1,321,493	24,812
Alps Electric Co. Ltd.	1,183,700	24,642
Iyo Bank Ltd.	2,134,153	24,626
^ Casio Computer Co. Ltd.	1,563,983	24,484
Oji Holdings Corp.	6,484,705	24,444
M3 Inc.	1,206,000	24,260
Taiheiyo Cement Corp.	8,265,398	24,254
Mitsubishi Tanabe Pharma Corp.	1,529,653	24,182
JSR Corp.	1,349,006	23,777
TOTO Ltd.	2,146,224	23,693
Toyo Suisan Kaisha Ltd.	672,079	23,644
Joyo Bank Ltd.	4,686,506	23,555
Stanley Electric Co. Ltd.	1,049,537	23,360
Nagoya Railroad Co. Ltd.	5,939,000	23,331
^ Seibu Holdings Inc.	976,809	23,168
^ Kajima Corp.	5,853,284	23,159
Nomura Research Institute Ltd.	675,851	22,948
USS Co. Ltd.	1,448,680	22,728
Amada Co. Ltd.	2,487,392	22,670
^ Keihan Electric Railway Co. Ltd.	3,720,000	22,585

	MISUMI Group Inc.	602,500	22,505
	NOK Corp.	777,730	22,372
	Hamamatsu Photonics KK	473,910	22,329
	Tosoh Corp.	4,132,279	22,277
^	Yamada Denki Co. Ltd.	5,984,630	22,234
	Nisshin Seifun Group Inc.	1,807,490	22,230
	Shinsei Bank Ltd.	12,165,037	22,049
	ANA Holdings Inc.	7,982,946	22,047
	Yaskawa Electric Corp.	1,719,312	21,980
	J Front Retailing Co. Ltd.	1,721,136	21,933
	Hitachi Metals Ltd.	1,314,441	21,419
*,^ Sharp Corp.		10,941,150	21,417
	Tokyu Fudosan Holdings Corp.	3,450,518	21,387
^	Shimadzu Corp.	2,036,080	21,155
	Hachijuni Bank Ltd.	3,200,425	21,091
	Kyowa Hakko Kirin Co. Ltd.	1,840,736	20,961
	Nabtesco Corp.	811,756	20,957
	Gunma Bank Ltd.	3,187,289	20,956
	Sumitomo Heavy Industries Ltd.	3,841,460	20,788
	Bank of Kyoto Ltd.	2,478,925	20,783
	Trend Micro Inc.	716,963	20,248
	Taisho Pharmaceutical Holdings Co. Ltd.	319,033	20,242
	Air Water Inc.	1,173,553	20,192
	Hiroshima Bank Ltd.	4,021,166	20,002
	Seven Bank Ltd.	4,463,819	19,979
	THK Co. Ltd.	822,658	19,979
^	Daihatsu Motor Co. Ltd.	1,428,997	19,927
	Teijin Ltd.	6,585,422	19,617
	Calbee Inc.	501,500	19,584
	Sumitomo Rubber Industries Ltd.	1,231,130	19,145
	Toho Gas Co. Ltd.	3,494,573	18,989
	Hokuhoku Financial Group Inc.	9,183,000	18,923
	Tokyo Tatemono Co. Ltd.	2,800,000	18,903
	Hisamitsu Pharmaceutical Co. Inc.	555,004	18,884
	Marui Group Co. Ltd.	1,799,475	18,705
^	FamilyMart Co. Ltd.	428,393	18,555
	Mitsui Chemicals Inc.	6,322,556	18,500
	Nissan Chemical Industries Ltd.	1,001,200	18,433
	Toho Co. Ltd.	808,697	18,298
	Credit Saison Co. Ltd.	1,084,251	18,266
	Hulic Co. Ltd.	2,008,100	18,241
	Kewpie Corp.	784,500	18,215
	Ryohin Keikaku Co. Ltd.	164,000	18,168
	Yokogawa Electric Corp.	1,718,343	17,990
	Rinnai Corp.	268,700	17,986
	Kawasaki Kisen Kaisha Ltd.	6,274,710	17,961
	Hokuriku Electric Power Co.	1,268,818	17,931
	Miraca Holdings Inc.	399,949	17,912
	Japan Airport Terminal Co. Ltd.	396,300	17,857
	Citizen Holdings Co. Ltd.	2,214,491	17,676
	Fuji Electric Co. Ltd.	4,101,774	17,540
	Chugoku Bank Ltd.	1,230,609	17,505
	Yamaha Corp.	1,196,956	17,431
	Yamaguchi Financial Group Inc.	1,675,340	17,430
^	Sega Sammy Holdings Inc.	1,323,241	17,231
	TonenGeneral Sekiyu KK	1,946,795	17,211
	Hoshizaki Electric Co. Ltd.	338,600	17,166

Hakuhodo DY Holdings Inc.	1,715,080	17,047
Kurita Water Industries Ltd.	795,506	16,947
Takashimaya Co. Ltd.	1,916,922	16,813
Nippon Kayaku Co. Ltd.	1,202,000	16,768
Sony Financial Holdings Inc.	1,190,832	16,550
Shimamura Co. Ltd.	185,099	16,465
Tsuruha Holdings Inc.	240,800	16,181
Kamigumi Co. Ltd.	1,608,414	16,073
Benesse Holdings Inc.	536,863	16,054
Nishi-Nippon City Bank Ltd.	4,913,372	15,955
^ Taiyo Nippon Sanso Corp.	1,315,000	15,755
Alfresa Holdings Corp.	1,316,532	15,609
Pigeon Corp.	249,000	15,547
Haseko Corp.	1,912,800	15,542
Obic Co. Ltd.	463,100	15,535
Toyo Tire & Rubber Co. Ltd.	684,700	15,422
SBI Holdings Inc.	1,442,910	15,418
NTN Corp.	3,568,324	15,271
Disco Corp.	166,000	15,208
Mabuchi Motor Co. Ltd.	369,632	15,197
Kobayashi Pharmaceutical Co. Ltd.	225,500	15,081
Toyo Seikan Group Holdings Ltd.	1,172,232	15,040
Mitsubishi Logistics Corp.	1,010,435	15,027
Sawai Pharmaceutical Co. Ltd.	248,200	15,020
Nippon Shokubai Co. Ltd.	1,104,000	14,829
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,416,170	14,779
Zenkoku Hosho Co. Ltd.	461,400	14,704
Advantest Corp.	1,154,141	14,643
Suzuken Co. Ltd.	516,492	14,551
Yamazaki Baking Co. Ltd.	987,640	14,541
Ezaki Glico Co. Ltd.	354,100	14,504
Nippon Electric Glass Co. Ltd.	2,796,931	14,435
^ Sugi Holdings Co. Ltd.	305,600	14,349
Yokohama Rubber Co. Ltd.	1,523,000	14,328
Hitachi Chemical Co. Ltd.	709,415	14,272
Nippon Shinyaku Co. Ltd.	428,000	14,139
Kaneka Corp.	2,304,429	14,065
DIC Corp.	5,660,000	14,013
Zeon Corp.	1,369,000	13,980
Sotetsu Holdings Inc.	3,054,000	13,966
77 Bank Ltd.	2,494,000	13,793
Nankai Electric Railway Co. Ltd.	3,440,000	13,772
Nomura Real Estate Holdings Inc.	816,747	13,743
Iida Group Holdings Co. Ltd.	1,102,363	13,711
Hitachi High-Technologies Corp.	440,863	13,695
Nihon Kohden Corp.	273,500	13,529
^ AEON Financial Service Co. Ltd.	749,965	13,477
MediPal Holdings Corp.	1,152,334	13,445
Hitachi Construction Machinery Co. Ltd.	716,440	13,245
* Shikoku Electric Power Co. Inc.	1,050,094	13,205
Showa Denko KK	10,307,762	13,174
Aeon Mall Co. Ltd.	793,279	13,151
Mitsubishi Gas Chemical Co. Inc.	2,886,271	13,050
^ Kakaku.com Inc.	914,900	12,942
Dowa Holdings Co. Ltd.	1,620,000	12,935
Sankyo Co. Ltd.	359,751	12,929
Showa Shell Sekiyu KK	1,307,159	12,757

Aoyama Trading Co. Ltd.	371,700	12,493
Denki Kagaku Kogyo KK	3,159,447	12,449
Konami Corp.	659,993	12,314
Azbil Corp.	492,800	12,245
Park24 Co. Ltd.	705,500	12,071
Ibiden Co. Ltd.	800,952	12,041
GS Yuasa Corp.	2,664,526	12,025
Otsuka Corp.	346,931	11,979
Sohgo Security Services Co. Ltd.	463,400	11,860
^ Sumco Corp.	700,878	11,763
Ebara Corp.	3,047,000	11,720
Sumitomo Dainippon Pharma Co. Ltd.	1,103,192	11,597
Nisshinbo Holdings Inc.	1,028,000	11,552
Seino Holdings Co. Ltd.	1,057,000	11,502
^ Idemitsu Kosan Co. Ltd.	687,140	11,470
NHK Spring Co. Ltd.	1,258,889	11,355
Nippon Paper Industries Co. Ltd.	718,556	11,331
Oki Electric Industry Co. Ltd.	5,544,000	11,324
Nishi-Nippon Railroad Co. Ltd.	2,600,000	11,256
COMSYS Holdings Corp.	824,900	11,222
Toyoda Gosei Co. Ltd.	508,163	11,195
Square Enix Holdings Co. Ltd.	508,307	11,159
Tokai Tokyo Financial Holdings Inc.	1,655,000	10,976
Sojitz Corp.	8,481,887	10,964
Ube Industries Ltd.	7,234,333	10,835
Maruichi Steel Tube Ltd.	456,912	10,804
* Leopalace21 Corp.	1,663,500	10,763
Sanwa Holdings Corp.	1,544,000	10,677
Japan Aviation Electronics Industry Ltd.	469,000	10,600
Nichirei Corp.	1,999,000	10,597
^ Tsumura & Co.	465,513	10,593
^ Sanrio Co. Ltd.	421,840	10,453
Glory Ltd.	398,700	10,449
^ Resorttrust Inc.	435,800	10,437
Sapporo Holdings Ltd.	2,475,000	10,425
Kaken Pharmaceutical Co. Ltd.	488,000	10,384
H2O Retailing Corp.	587,315	10,374
Nifco Inc.	300,200	10,341
* Hokkaido Electric Power Co. Inc.	1,271,278	10,269
Nagase & Co. Ltd.	823,700	10,240
Izumi Co. Ltd.	285,300	10,232
Temp Holdings Co. Ltd.	302,200	10,216
Ushio Inc.	877,543	10,166
Topcon Corp.	512,300	10,151
House Foods Group Inc.	500,900	10,021
Tokyo Ohka Kogyo Co. Ltd.	291,300	10,017
Sundrug Co. Ltd.	235,200	9,983
^ Dena Co. Ltd.	751,751	9,885
^ Japan Steel Works Ltd.	2,470,494	9,882
OSG Corp.	536,400	9,876
Shiga Bank Ltd.	1,754,000	9,784
Cosmos Pharmaceutical Corp.	60,500	9,749
DMG Mori Seiki Co. Ltd.	749,800	9,726
Taiyo Yuden Co. Ltd.	769,100	9,544
Keiyo Bank Ltd.	1,749,000	9,542
Lion Corp.	1,755,000	9,534
Tadano Ltd.	792,000	9,532

^	Daido Steel Co. Ltd.	2,418,463	9,473
	Oracle Corp. Japan	227,338	9,452
	IT Holdings Corp.	562,600	9,345
	Kose Corp.	208,400	9,330
	Okasan Securities Group Inc.	1,317,484	9,258
	Tsubakimoto Chain Co.	1,146,000	9,227
	Fujikura Ltd.	2,220,000	9,223
	Rohto Pharmaceutical Co. Ltd.	686,600	9,222
^	Chiyoda Corp.	1,190,963	9,173
^	OKUMA Corp.	1,076,000	9,156
^	Iwatani Corp.	1,397,000	9,019
	Kinden Corp.	761,006	9,014
	Shimachu Co. Ltd.	358,100	8,976
	Matsumotokiyoshi Holdings Co. Ltd.	269,900	8,895
	HIS Co. Ltd.	258,500	8,864
	Nexon Co. Ltd.	897,446	8,834
	San-In Godo Bank Ltd.	1,080,000	8,812
	SCREEN Holdings Co. Ltd.	1,479,000	8,783
	Asahi Intecc Co. Ltd.	164,900	8,740
	TS Tech Co. Ltd.	343,700	8,660
^	Bic Camera Inc.	761,400	8,630
	Mitsui Engineering & Shipbuilding Co. Ltd.	5,272,000	8,571
	Horiba Ltd.	262,400	8,547
*,^ Japan Display Inc.		2,430,600	8,518
	Wacoal Holdings Corp.	857,000	8,494
	ADEKA Corp.	691,700	8,485
	UNY Group Holdings Co. Ltd.	1,471,700	8,468
	SKY Perfect JSAT Holdings Inc.	1,397,300	8,462
	Sumitomo Forestry Co. Ltd.	907,400	8,440
	Nihon Parkerizing Co. Ltd.	353,300	8,423
	Takara Holdings Inc.	1,316,000	8,394
	K's Holdings Corp.	283,500	8,326
^	Kagome Co. Ltd.	517,000	8,187
	Awa Bank Ltd.	1,519,000	8,186
	Toyobo Co. Ltd.	6,080,000	8,177
	Daifuku Co. Ltd.	710,200	8,136
	Kissei Pharmaceutical Co. Ltd.	270,700	8,121
	Juroku Bank Ltd.	2,448,000	8,078
	Hazama Ando Corp.	1,230,100	8,057
	KYORIN Holdings Inc.	396,200	8,011
	Aica Kogyo Co. Ltd.	354,800	7,897
	Lintec Corp.	357,000	7,856
^	Kenedix Inc.	1,744,100	7,844
	Furukawa Electric Co. Ltd.	4,708,000	7,832
	Daishi Bank Ltd.	2,349,000	7,816
*,^ Kumagai Gumi Co. Ltd.		2,456,000	7,773
	Mitsui Mining & Smelting Co. Ltd.	3,710,000	7,747
^	ABC-Mart Inc.	155,189	7,741
	Sumitomo Osaka Cement Co. Ltd.	2,649,000	7,703
^	Shochiku Co. Ltd.	774,000	7,678
	Yamato Kogyo Co. Ltd.	296,555	7,632
	Higo Bank Ltd.	1,401,000	7,597
^	Ito En Ltd.	391,500	7,521
	Autobacs Seven Co. Ltd.	513,600	7,519
	Century Tokyo Leasing Corp.	317,300	7,502
*,^ Acom Co. Ltd.		2,739,500	7,453
	Nihon M&A Center Inc.	214,300	7,438

	SCSK Corp.	297,936	7,419
	Jafco Co. Ltd.	225,100	7,375
	Musashino Bank Ltd.	224,100	7,345
^	Nipro Corp.	834,500	7,309
^	Coca-Cola East Japan Co. Ltd.	437,093	7,278
^	Penta-Ocean Construction Co. Ltd.	1,903,200	7,254
	Nippon Seiki Co. Ltd.	319,000	7,214
	Sankyu Inc.	1,799,000	7,197
	Kagoshima Bank Ltd.	1,148,000	7,183
	SHO-BOND Holdings Co. Ltd.	169,200	7,163
	Tokai Rika Co. Ltd.	347,700	7,160
	Pilot Corp.	120,500	7,142
	Hyakugo Bank Ltd.	1,672,000	7,079
	North Pacific Bank Ltd.	1,897,600	7,069
	Nishimatsu Construction Co. Ltd.	1,759,000	7,066
	Nippon Konpo Unyu Soko Co. Ltd.	453,400	7,065
	NTT Urban Development Corp.	735,700	7,058
	Senshu Ikeda Holdings Inc.	1,560,260	6,928
	Ogaki Kyoritsu Bank Ltd.	2,250,000	6,908
^	Fukuyama Transporting Co. Ltd.	1,220,000	6,822
	Hokkoku Bank Ltd.	2,129,000	6,793
	Toagosei Co. Ltd.	1,695,000	6,775
	Maeda Road Construction Co. Ltd.	428,000	6,754
	Ship Healthcare Holdings Inc.	271,400	6,735
	Start Today Co. Ltd.	333,076	6,733
	Maeda Corp.	872,000	6,681
	Kyowa Exeo Corp.	631,400	6,664
	Nachi-Fujikoshi Corp.	1,237,000	6,652
	Canon Marketing Japan Inc.	364,200	6,618
	Rengo Co. Ltd.	1,571,000	6,601
	Anritsu Corp.	1,003,232	6,578
	Nisshin Steel Co. Ltd.	634,892	6,572
^	Colowide Co. Ltd.	385,200	6,497
	NOF Corp.	1,014,000	6,494
^	Coca-Cola West Co. Ltd.	443,426	6,342
*,^ Aiful Corp.		1,930,800	6,333
*,^ Sumitomo Mitsui Construction Co. Ltd.		4,509,200	6,314
	Japan Petroleum Exploration Co. Ltd.	207,253	6,294
	Sanken Electric Co. Ltd.	766,000	6,265
	Toyo Ink SC Holdings Co. Ltd.	1,334,000	6,244
	Hyakujushi Bank Ltd.	1,855,000	6,227
	Central Glass Co. Ltd.	1,482,000	6,224
	Matsui Securities Co. Ltd.	734,700	6,214
^	Miura Co. Ltd.	549,000	6,201
	Arcs Co. Ltd.	300,000	6,181
	Hitachi Capital Corp.	312,000	6,134
	Hikari Tsushin Inc.	104,600	6,010
^	Itochu Techno-Solutions Corp.	168,249	6,004
	Morinaga Milk Industry Co. Ltd.	1,379,000	5,962
	Nanto Bank Ltd.	1,778,000	5,961
	Makino Milling Machine Co. Ltd.	693,000	5,955
	Onward Holdings Co. Ltd.	922,000	5,946
*	Nippon Suisan Kaisha Ltd.	1,719,700	5,942
	Calsonic Kansei Corp.	1,045,000	5,938
	Cosmo Oil Co. Ltd.	4,395,850	5,927
	Toda Corp.	1,654,000	5,915
^	Tokyo Dome Corp.	1,275,000	5,897

	Capcom Co. Ltd.	351,900	5,896
	Nissan Shatai Co. Ltd.	531,800	5,844
^	FP Corp.	166,000	5,794
	Kiyo Bank Ltd.	463,100	5,777
	Takasago Thermal Engineering Co. Ltd.	458,900	5,757
	Nichi-iko Pharmaceutical Co. Ltd.	319,300	5,750
	Hitachi Zosen Corp.	1,048,100	5,743
^	Zensho Holdings Co. Ltd.	631,800	5,713
	Pola Orbis Holdings Inc.	133,616	5,690
^	Okumura Corp.	1,238,000	5,649
^	Toho Holdings Co. Ltd.	404,000	5,627
*	Nippon Sheet Glass Co. Ltd.	6,081,413	5,583
	Sangetsu Co. Ltd.	208,000	5,571
	Meitec Corp.	190,800	5,568
	Relo Holdings Inc.	74,600	5,559
	Inaba Denki Sangyo Co. Ltd.	164,400	5,552
^	United Arrows Ltd.	195,300	5,551
^	Toyota Boshoku Corp.	418,778	5,528
	Duskin Co. Ltd.	349,600	5,518
	Fuji Machine Manufacturing Co. Ltd.	569,300	5,507
	Toshiba TEC Corp.	892,000	5,503
	Nippo Corp.	353,000	5,489
	Asatsu-DK Inc.	219,300	5,486
	Fujitec Co. Ltd.	532,100	5,453
^	Hogy Medical Co. Ltd.	104,400	5,427
	Shinmaywa Industries Ltd.	557,000	5,426
	Ain Pharmaciez Inc.	167,900	5,411
	Heiwa Corp.	268,700	5,405
	Nippon Gas Co. Ltd.	219,500	5,396
	Nippon Soda Co. Ltd.	944,000	5,369
^	Tokyo Steel Manufacturing Co. Ltd.	713,200	5,359
	Amano Corp.	504,100	5,358
^	Accordia Golf Co. Ltd.	524,900	5,345
	Nippon Light Metal Holdings Co. Ltd.	3,570,800	5,338
	Kintetsu World Express Inc.	124,700	5,310
	Toho Bank Ltd.	1,507,000	5,292
	Nippon Television Holdings Inc.	322,400	5,263
	Tokyo Seimitsu Co. Ltd.	258,700	5,261
	Tokuyama Corp.	2,368,000	5,260
	Sumitomo Bakelite Co. Ltd.	1,267,000	5,244
	KYB Co. Ltd.	1,318,000	5,230
^	Fuji Kyuko Co. Ltd.	490,000	5,146
	Mochida Pharmaceutical Co. Ltd.	93,700	5,145
	Fuyo General Lease Co. Ltd.	156,700	5,044
	Megmilk Snow Brand Co. Ltd.	365,800	5,029
	Seiko Holdings Corp.	918,000	5,007
	Valor Co. Ltd.	264,900	4,997
^	MonotaRO Co. Ltd.	194,200	4,926
*,^ Kadokawa Dwango Corp.		331,218	4,903
	Kanamoto Co. Ltd.	188,400	4,902
^	FCC Co. Ltd.	257,500	4,896
	Bank of Okinawa Ltd.	122,100	4,886
	Yoshinoya Holdings Co. Ltd.	431,200	4,883
	Takara Standard Co. Ltd.	638,000	4,855
	Taikisha Ltd.	204,000	4,853
	Hanwa Co. Ltd.	1,298,000	4,849
	Welcia Holdings Co. Ltd.	131,360	4,835

Mirait Holdings Corp.	416,700	4,831
Itoham Foods Inc.	846,000	4,830
* Tokyo TY Financial Group Inc.	167,924	4,807
^ Bank of Iwate Ltd.	117,800	4,788
* Ulvac Inc.	332,600	4,764
Kokuyo Co. Ltd.	624,800	4,762
ZERIA Pharmaceutical Co. Ltd.	294,000	4,759
^ J Trust Co. Ltd.	584,000	4,741
Fuji Seal International Inc.	148,100	4,732
Heiwado Co. Ltd.	223,000	4,728
Yaoko Co. Ltd.	72,700	4,726
^ Kureha Corp.	1,134,000	4,724
Daiseki Co. Ltd.	278,100	4,715
Sumitomo Warehouse Co. Ltd.	841,000	4,707
Nippon Signal Co. Ltd.	430,600	4,683
Seikagaku Corp.	266,000	4,678
HI-LEX Corp.	163,200	4,676
TPR Co. Ltd.	184,700	4,674
Saibu Gas Co. Ltd.	2,108,000	4,669
Keihin Corp.	291,600	4,648
Mitsubishi Pencil Co. Ltd.	156,700	4,629
Hitachi Kokusai Electric Inc.	339,000	4,608
Totetsu Kogyo Co. Ltd.	191,400	4,568
^ Yamagata Bank Ltd.	1,081,000	4,562
^ EDION Corp.	612,100	4,539
Ryosan Co. Ltd.	213,600	4,534
Yamanashi Chuo Bank Ltd.	1,131,000	4,517
^ Morinaga & Co. Ltd.	1,450,000	4,511
Bank of Nagoya Ltd.	1,252,000	4,508
Ai Holdings Corp.	254,900	4,438
Mitsumi Electric Co. Ltd.	578,600	4,413
IBJ Leasing Co. Ltd.	233,900	4,406
Exedy Corp.	199,500	4,387
Mandom Corp.	129,100	4,359
^ Komeri Co. Ltd.	202,800	4,350
^ Matsuya Co. Ltd.	261,400	4,316
Daio Paper Corp.	494,000	4,266
Tokai Carbon Co. Ltd.	1,476,000	4,253
^ Wacom Co. Ltd.	1,002,600	4,236
Obara Group Inc.	84,700	4,227
Taiyo Holdings Co. Ltd.	115,900	4,213
^ Ashikaga Holdings Co. Ltd.	1,026,900	4,212
Alpine Electronics Inc.	271,500	4,199
Hokuetsu Kishu Paper Co. Ltd.	891,300	4,198
Kandenko Co. Ltd.	710,000	4,197
^ Internet Initiative Japan Inc.	199,700	4,189
Koei Tecmo Holdings Co. Ltd.	276,900	4,176
NEC Networks & System Integration Corp.	194,100	4,171
^ COOKPAD Inc.	103,900	4,158
Unipres Corp.	238,900	4,156
Mitsuba Corp.	233,900	4,151
Fuji Oil Co. Ltd.	322,900	4,149
Nitto Boseki Co. Ltd.	1,185,000	4,144
Sakata Seed Corp.	236,200	4,102
^ Okamura Corp.	560,000	4,102
DCM Holdings Co. Ltd.	613,600	4,094
Futaba Corp.	253,200	4,076

	Aida Engineering Ltd.	409,200	4,046
^	Meidensha Corp.	1,356,000	4,045
	TOMONY Holdings Inc.	935,700	4,040
	San-A Co. Ltd.	120,500	4,023
	Aomori Bank Ltd.	1,359,000	4,016
	MOS Food Services Inc.	193,300	4,011
	Iino Kaiun Kaisha Ltd.	687,100	4,010
^	Topre Corp.	291,200	4,005
	Nikkiso Co. Ltd.	452,000	3,978
	Fancl Corp.	247,900	3,968
	Kanematsu Corp.	2,784,000	3,966
	Nissin Kogyo Co. Ltd.	258,800	3,962
	Jaccs Co. Ltd.	849,000	3,957
	Nihon Nohyaku Co. Ltd.	336,400	3,956
	Hitachi Transport System Ltd.	300,400	3,930
	NSD Co. Ltd.	253,200	3,910
	Komori Corp.	360,800	3,900
^	Nichias Corp.	706,000	3,876
	Chiyoda Co. Ltd.	181,600	3,864
	TSI Holdings Co. Ltd.	675,600	3,862
	Avex Group Holdings Inc.	228,400	3,852
*,^ Orient Corp.		2,568,900	3,837
^	Noritz Corp.	243,600	3,835
	Paramount Bed Holdings Co. Ltd.	138,500	3,831
	Fujitsu General Ltd.	390,000	3,825
^	Nissha Printing Co. Ltd.	237,232	3,803
^	UACJ Corp.	1,542,006	3,787
	Kyudenko Corp.	281,000	3,774
	Oiles Corp.	203,880	3,762
	Toshiba Plant Systems & Services Corp.	245,300	3,760
	Takuma Co. Ltd.	532,000	3,750
	Hitachi Maxell Ltd.	220,300	3,739
^	Kyoritsu Maintenance Co. Ltd.	66,900	3,737
	Asahi Diamond Industrial Co. Ltd.	364,600	3,717
	Oita Bank Ltd.	1,053,000	3,691
	Sanden Corp.	787,000	3,676
	Fuji Media Holdings Inc.	292,000	3,671
	Furukawa Co. Ltd.	2,228,000	3,657
	Namura Shipbuilding Co. Ltd.	360,108	3,645
	Chugoku Marine Paints Ltd.	412,000	3,627
	Shima Seiki Manufacturing Ltd.	206,600	3,626
^	Gree Inc.	634,355	3,614
	Riso Kagaku Corp.	207,400	3,606
	Trusco Nakayama Corp.	134,700	3,587
	Nippon Densetsu Kogyo Co. Ltd.	249,000	3,573
	Nihon Unisys Ltd.	408,000	3,567
*,^ Pioneer Corp.		1,892,800	3,559
	Nitto Kogyo Corp.	184,100	3,550
	Descente Ltd.	313,000	3,548
	GMO internet Inc.	429,200	3,544
	Miyazaki Bank Ltd.	1,019,000	3,530
	Showa Sangyo Co. Ltd.	850,000	3,501
	Aichi Bank Ltd.	70,800	3,474
^	Sato Holdings Corp.	150,100	3,474
	Nippon Steel & Sumikin Bussan Corp.	944,480	3,451
	Maruha Nichiro Corp.	231,800	3,449
^	Heiwa Real Estate Co. Ltd.	242,300	3,448

^ Kusuri No Aoki Co. Ltd.	51,900	3,448
^ NET One Systems Co. Ltd.	576,800	3,447
Fuji Co. Ltd.	189,700	3,444
Raito Kogyo Co. Ltd.	347,200	3,440
Nichicon Corp.	451,000	3,433
Fuji Soft Inc.	171,500	3,432
Daibiru Corp.	389,500	3,427
Ariake Japan Co. Ltd.	126,100	3,426
Fukui Bank Ltd.	1,532,000	3,418
Yodogawa Steel Works Ltd.	950,000	3,418
Daihen Corp.	708,000	3,415
Japan Securities Finance Co. Ltd.	688,700	3,409
^ Senko Co. Ltd.	588,000	3,399
^ AOKI Holdings Inc.	291,000	3,377
CKD Corp.	353,600	3,368
Asahi Holdings Inc.	225,300	3,344
Tochigi Bank Ltd.	721,000	3,329
^ Chofu Seisakusho Co. Ltd.	132,500	3,329
Showa Corp.	327,300	3,325
Eagle Industry Co. Ltd.	178,500	3,325
Nippon Flour Mills Co. Ltd.	699,000	3,315
Juki Corp.	1,009,000	3,298
Aichi Steel Corp.	795,000	3,296
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	604,000	3,289
Kuroda Electric Co. Ltd.	229,500	3,288
Cocokara fine Inc.	132,500	3,283
Toyo Engineering Corp.	970,000	3,269
Okinawa Electric Power Co. Inc.	94,100	3,260
Akita Bank Ltd.	1,174,000	3,255
^ Tekken Corp.	862,000	3,252
^ Tokyu Construction Co. Ltd.	639,890	3,233
Takara Leben Co. Ltd.	616,500	3,216
^ Chudenko Corp.	198,500	3,199
Nitta Corp.	133,100	3,197
^ Gulliver International Co. Ltd.	402,800	3,197
Joyful Honda Co. Ltd.	89,666	3,194
Nishio Rent All Co. Ltd.	104,000	3,186
Bank of the Ryukyus Ltd.	230,200	3,185
Kameda Seika Co. Ltd.	93,551	3,155
DTS Corp.	149,800	3,144
Shinko Electric Industries Co. Ltd.	448,800	3,144
^ Jin Co. Ltd.	103,100	3,141
Saizeriya Co. Ltd.	192,800	3,121
Teikoku Sen-I Co. Ltd.	149,800	3,115
Star Micronics Co. Ltd.	249,300	3,115
Mizuno Corp.	632,000	3,108
Sakata INX Corp.	293,700	3,107
TOKAI Holdings Corp.	685,000	3,086
Eizo Corp.	141,600	3,076
St. Marc Holdings Co. Ltd.	47,700	3,067
^ Nichii Gakkan Co.	292,900	3,055
TOC Co. Ltd.	502,400	3,054
Japan Wool Textile Co. Ltd.	458,000	3,054
Takasago International Corp.	613,000	3,049
Morita Holdings Corp.	276,000	3,046
Gunze Ltd.	1,175,000	3,044
Daikyo Inc.	2,049,000	3,028

	Moshi Moshi Hotline Inc.	274,400	3,028
	PanaHome Corp.	502,000	3,016
	Kato Sangyo Co. Ltd.	163,900	3,005
	Mani Inc.	51,000	2,992
	Yamazen Corp.	425,600	2,992
*	Nippon Chemi-Con Corp.	1,058,000	2,985
	Transcosmos Inc.	170,500	2,985
	Bunka Shutter Co. Ltd.	369,000	2,981
	Sanyo Chemical Industries Ltd.	411,000	2,980
	Eighteenth Bank Ltd.	1,025,000	2,963
^	kabu.com Securities Co. Ltd.	547,200	2,961
^	Earth Chemical Co. Ltd.	88,200	2,946
	Nagaileben Co. Ltd.	178,100	2,945
^	Shibuya Kogyo Co. Ltd.	142,000	2,944
	Enplas Corp.	82,100	2,930
^	Marvelous Inc.	195,300	2,928
	Fujimori Kogyo Co. Ltd.	103,600	2,927
	Max Co. Ltd.	269,000	2,924
	Aeon Delight Co. Ltd.	130,200	2,916
	Higashi-Nippon Bank Ltd.	1,036,000	2,915
^	Gurunavi Inc.	182,300	2,909
	Tokyo Broadcasting System Holdings Inc.	254,700	2,907
	Monex Group Inc.	1,413,100	2,901
	Kitz Corp.	610,200	2,897
	Shindengen Electric Manufacturing Co. Ltd.	537,000	2,880
	Kyoei Steel Ltd.	154,400	2,869
	Shikoku Bank Ltd.	1,372,000	2,868
	Nisshin Oillio Group Ltd.	788,000	2,866
	Doutor Nichires Holdings Co. Ltd.	200,800	2,854
^	Iseki & Co. Ltd.	1,494,000	2,850
	Foster Electric Co. Ltd.	150,700	2,831
^	Modec Inc.	175,700	2,831
	Toho Zinc Co. Ltd.	900,000	2,825
	Toppan Forms Co. Ltd.	271,700	2,823
	Piolax Inc.	58,700	2,820
	Wakita & Co. Ltd.	293,900	2,786
	Inabata & Co. Ltd.	305,200	2,781
	Plenus Co. Ltd.	161,200	2,772
	Toei Co. Ltd.	478,000	2,768
	Paltac Corp.	219,400	2,762
	Ohsho Food Service Corp.	68,700	2,760
	Kato Works Co. Ltd.	352,000	2,752
^	Royal Holdings Co. Ltd.	191,900	2,744
^	Atom Corp.	365,400	2,741
	Sankyo Tateyama Inc.	178,000	2,737
	Toshiba Machine Co. Ltd.	712,000	2,730
	Nishimatsuya Chain Co. Ltd.	342,700	2,730
	Hokuetsu Bank Ltd.	1,493,000	2,717
^	OSAKA Titanium Technologies Co. Ltd.	129,500	2,713
^	Takata Corp.	231,700	2,702
	Seiren Co. Ltd.	331,200	2,700
	Nomura Co. Ltd.	285,700	2,695
	Okabe Co. Ltd.	312,400	2,694
*,^ Pacific Metals Co. Ltd.		997,000	2,686
	Topy Industries Ltd.	1,191,000	2,682
	Minato Bank Ltd.	1,393,000	2,681
	Towa Pharmaceutical Co. Ltd.	58,800	2,675

^ Musashi Seimitsu Industry Co. Ltd.	141,700	2,668
Tachi-S Co. Ltd.	182,500	2,659
Round One Corp.	424,100	2,648
^ Ihara Chemical Industry Co. Ltd.	235,800	2,647
Marudai Food Co. Ltd.	735,000	2,632
Tsukishima Kikai Co. Ltd.	242,100	2,614
Sekisui Jushi Corp.	196,400	2,611
Marusan Securities Co. Ltd.	377,500	2,610
Sanyo Special Steel Co. Ltd.	777,000	2,608
Hokuto Corp.	141,500	2,604
Xebio Co. Ltd.	167,500	2,593
YAMABIKO Corp.	60,200	2,591
^ Dr Ci:Labo Co. Ltd.	75,400	2,590
San-Ai Oil Co. Ltd.	390,000	2,588
^ F@N Communications Inc.	227,500	2,560
^ Sodick Co. Ltd.	296,600	2,558
^ Tokyotokeiba Co. Ltd.	1,020,000	2,545
NS Solutions Corp.	104,600	2,539
^ Adastria Holdings Co. Ltd.	96,080	2,531
Mitsuboshi Belting Co. Ltd.	309,000	2,525
Itochu Enex Co. Ltd.	323,500	2,522
Kyokuto Kaihatsu Kogyo Co. Ltd.	222,500	2,515
Tokai Corp.	80,700	2,508
Broadleaf Co. Ltd.	162,100	2,502
^ Tsugami Corp.	436,000	2,490
Ryobi Ltd.	922,000	2,480
Tv Tokyo Holdings Corp.	113,300	2,479
Sanki Engineering Co. Ltd.	408,100	2,475
Kumiai Chemical Industry Co. Ltd.	318,000	2,475
^ Yokogawa Bridge Holdings Corp.	220,800	2,474
Fujimi Inc.	158,500	2,461
Ichiyoshi Securities Co. Ltd.	243,000	2,459
Kurabo Industries Ltd.	1,466,000	2,458
^ Milbon Co. Ltd.	86,792	2,455
* Hiday Hidaka Corp.	77,900	2,450
^ Tomy Co. Ltd.	442,200	2,450
Fujicco Co. Ltd.	137,000	2,446
Jeol Ltd.	505,000	2,445
^ Kisoji Co. Ltd.	143,600	2,445
^ Yorozu Corp.	126,200	2,444
Shizuoka Gas Co. Ltd.	380,900	2,432
Ricoh Leasing Co. Ltd.	92,800	2,429
Yuasa Trading Co. Ltd.	117,800	2,424
^ Jowa Holdings Co. Ltd.	78,000	2,412
^ Ringer Hut Co. Ltd.	122,700	2,410
As One Corp.	89,800	2,403
Doshisha Co. Ltd.	153,800	2,401
Riken Corp.	612,000	2,397
* PGM Holdings K K	219,400	2,388
Noritake Co. Ltd.	949,000	2,381
TV Asahi Holdings Corp.	152,700	2,377
Sumitomo Real Estate Sales Co. Ltd.	100,460	2,376
Mitsui-Soko Holdings Co. Ltd.	703,000	2,357
Dydo Drinco Inc.	57,400	2,357
Hitachi Koki Co. Ltd.	325,100	2,341
Mitani Corp.	101,269	2,330
Takamatsu Construction Group Co. Ltd.	112,600	2,325

	Daiwabo Holdings Co. Ltd.	1,390,000	2,318
	Sintokogio Ltd.	328,300	2,318
	Prima Meat Packers Ltd.	890,000	2,314
^	ASKUL Corp.	148,800	2,314
	Hosiden Corp.	430,700	2,313
	Canon Electronics Inc.	130,100	2,301
	Yondoshi Holdings Inc.	150,100	2,299
	Daiso Co. Ltd.	615,000	2,292
	Siix Corp.	106,500	2,286
	Ichibanya Co. Ltd.	54,200	2,247
	Sanyo Denki Co. Ltd.	311,000	2,234
	TKC Corp.	125,900	2,229
^	Ehime Bank Ltd.	1,042,000	2,215
	Bank of Saga Ltd.	970,000	2,214
	Joshin Denki Co. Ltd.	263,000	2,214
	Nippon Thompson Co. Ltd.	456,000	2,209
	Torii Pharmaceutical Co. Ltd.	86,200	2,198
	Mitsubishi Shokuhin Co. Ltd.	99,000	2,198
^	Zenrin Co. Ltd.	170,600	2,195
	Geo Holdings Corp.	224,300	2,195
^	Pacific Industrial Co. Ltd.	268,300	2,177
	Jimoto Holdings Inc.	1,158,100	2,170
	Shikoku Chemicals Corp.	279,000	2,167
	Konoike Transport Co. Ltd.	105,200	2,161
	Daido Metal Co. Ltd.	230,000	2,159
^	Bando Chemical Industries Ltd.	592,000	2,155
	Toa Corp.	1,266,000	2,154
	Sakai Chemical Industry Co. Ltd.	602,000	2,142
	EPS Holdings Inc.	172,800	2,142
	J-Oil Mills Inc.	594,000	2,124
	Tamron Co. Ltd.	108,700	2,123
^	NS United Kaiun Kaisha Ltd.	650,000	2,118
	Kyokuto Securities Co. Ltd.	146,900	2,116
	Sanyo Electric Railway Co. Ltd.	538,093	2,113
	Kura Corp.	70,100	2,112
	Nichiha Corp.	196,900	2,108
	Hibiya Engineering Ltd.	159,800	2,107
^	C Uyemura & Co. Ltd.	41,400	2,099
*,^ JVC Kenwood Corp.		877,500	2,080
	Tsurumi Manufacturing Co. Ltd.	124,500	2,079
	Press Kogyo Co. Ltd.	615,000	2,072
	Sumitomo Riko Co. Ltd.	253,900	2,070
	Token Corp.	49,850	2,066
^	JCR Pharmaceuticals Co. Ltd.	106,500	2,061
	Yellow Hat Ltd.	105,000	2,054
^	T Hasegawa Co. Ltd.	141,900	2,050
*	Ishihara Sangyo Kaisha Ltd.	2,353,000	2,042
	Japan Pulp & Paper Co. Ltd.	723,000	2,037
	Sumitomo Seika Chemicals Co. Ltd.	287,000	2,034
^	Kohnan Shoji Co. Ltd.	178,500	2,018
	Fujibo Holdings Inc.	763,000	2,011
	Belc Co. Ltd.	72,400	2,009
*,^ Clarion Co. Ltd.		677,000	1,997
	Toridoll.corp	137,200	1,991
	Nippon Road Co. Ltd.	415,000	1,981
^	Fujita Kanko Inc.	500,000	1,979
	Daisan Bank Ltd.	1,189,000	1,971

*,^ KLab Inc.		189,800	1,964
	T-Gaia Corp.	180,600	1,962
	Noevir Holdings Co. Ltd.	107,700	1,960
^	Fudo Tetra Corp.	960,200	1,960
	Shinko Plantech Co. Ltd.	261,700	1,955
	Pal Co. Ltd.	75,100	1,951
	Meisei Industrial Co. Ltd.	329,000	1,950
^	Roland DG Corp.	65,400	1,945
	BML Inc.	72,400	1,937
	Katakura Industries Co. Ltd.	185,300	1,922
	Yokohama Reito Co. Ltd.	276,900	1,921
	Koa Corp.	209,200	1,916
	Aderans Co. Ltd.	215,100	1,910
	Denyo Co. Ltd.	115,300	1,904
	Nohmi Bosai Ltd.	152,100	1,902
	Nippon Denko Co. Ltd.	753,400	1,899
^	Toyo Construction Co. Ltd.	395,700	1,896
*,^ Nippon Yakin Kogyo Co. Ltd.		948,700	1,894
	Neturen Co. Ltd.	253,200	1,887
	Trancom Co. Ltd.	44,000	1,887
	Denki Kogyo Co. Ltd.	425,000	1,882
	Okamoto Industries Inc.	513,000	1,881
^	Macnica Inc.	63,800	1,880
	Nippon Koei Co. Ltd.	464,000	1,865
^	Nissin Electric Co. Ltd.	313,000	1,858
	Aisan Industry Co. Ltd.	213,100	1,858
	Futaba Industrial Co. Ltd.	370,300	1,849
	Kasumi Co. Ltd.	219,900	1,844
	Union Tool Co.	65,700	1,835
	Oyo Corp.	125,200	1,834
	Nippon Synthetic Chemical Industry Co. Ltd.	295,000	1,814
^	GMO Payment Gateway Inc.	104,500	1,812
	Cosel Co. Ltd.	167,900	1,805
^	Akebono Brake Industry Co. Ltd.	508,700	1,796
^	Kappa Create Holdings Co. Ltd.	181,500	1,773
	Mitsui Sugar Co. Ltd.	522,000	1,770
^	CREATE SD HOLDINGS Co. Ltd.	52,000	1,767
	Tokushu Tokai Paper Co. Ltd.	710,000	1,751
	Toyo Corp.	186,300	1,750
^	Tamura Corp.	519,000	1,746
	SMK Corp.	420,000	1,745
	Tonami Holdings Co. Ltd.	492,000	1,735
*,^ Unitika Ltd.		3,727,000	1,735
	UKC Holdings Corp.	112,600	1,729
	Chiba Kogyo Bank Ltd.	251,000	1,711
	Goldcrest Co. Ltd.	109,520	1,707
	Jamco Corp.	62,800	1,705
^	Kyodo Printing Co. Ltd.	508,000	1,703
	Sanyo Shokai Ltd.	722,000	1,701
	Towa Bank Ltd.	2,058,000	1,690
^	OSJB Holdings Corp.	709,200	1,686
^	FIDEA Holdings Co. Ltd.	944,200	1,681
	ASKA Pharmaceutical Co. Ltd.	156,800	1,675
	Konishi Co. Ltd.	97,700	1,675
	Kansai Urban Banking Corp.	166,200	1,673
	Goldwin Inc.	297,000	1,668
^	Furuno Electric Co. Ltd.	161,900	1,666

^	Kinugawa Rubber Industrial Co. Ltd.	371,000	1,663
	Maruzen Showa Unyu Co. Ltd.	493,000	1,660
	S Foods Inc.	92,500	1,659
	JSP Corp.	83,000	1,659
^	Alpen Co. Ltd.	112,600	1,654
	Arcland Sakamoto Co. Ltd.	88,400	1,649
^	Nippon Ceramic Co. Ltd.	109,400	1,649
^	Japan Cash Machine Co. Ltd.	114,900	1,646
^	Michinoku Bank Ltd.	877,000	1,644
	Hamakyorex Co. Ltd.	46,500	1,644
	Wowow Inc.	38,100	1,643
	Starzen Co. Ltd.	474,000	1,640
	Keihanshin Building Co. Ltd.	275,000	1,635
*,^ Kintetsu Department Store Co. Ltd.		573,000	1,634
	Chiyoda Integre Co. Ltd.	87,100	1,631
	Vital KSK Holdings Inc.	212,000	1,629
^	Misawa Homes Co. Ltd.	183,000	1,621
^	Keiyo Co. Ltd.	341,000	1,619
	Toa Corp.	160,400	1,610
	Osaka Steel Co. Ltd.	84,800	1,603
*	Tokyo Rope Manufacturing Co. Ltd.	852,000	1,598
	Mie Bank Ltd.	721,000	1,598
	Mito Securities Co. Ltd.	459,200	1,595
	Elecom Co. Ltd.	69,900	1,592
	Key Coffee Inc.	110,100	1,587
	Kaga Electronics Co. Ltd.	124,900	1,587
*,^ Toho Titanium Co. Ltd.		224,200	1,584
	OBIC Business Consultants Ltd.	52,500	1,579
	Next Co. Ltd.	188,900	1,576
	Kurimoto Ltd.	840,000	1,576
	Pressance Corp.	49,300	1,575
	Toyo Kanetsu KK	769,000	1,570
	Megachips Corp.	130,700	1,570
	Itoki Corp.	318,000	1,570
	Nippon Carbon Co. Ltd.	766,000	1,563
^	Tabuchi Electric Co. Ltd.	175,900	1,563
	Tocalo Co. Ltd.	92,700	1,561
	Toyo Kohan Co. Ltd.	303,000	1,555
	Sac's Bar Holdings Inc.	107,700	1,552
	Tokyo Tekko Co. Ltd.	311,000	1,552
	Ines Corp.	205,800	1,537
	Warabeya Nichiyo Co. Ltd.	91,700	1,534
	Taihei Dengyo Kaisha Ltd.	200,000	1,529
	Kyokuyo Co. Ltd.	650,000	1,528
	Mitsubishi Steel Manufacturing Co. Ltd.	752,000	1,522
^	Tsukui Corp.	164,200	1,518
	Optex Co. Ltd.	93,300	1,517
	Aiphone Co. Ltd.	96,600	1,515
^	Eiken Chemical Co. Ltd.	97,500	1,515
^	Artnature Inc.	144,000	1,506
^	Maruwa Co. Ltd.	55,443	1,498
^	Japan Drilling Co. Ltd.	41,700	1,492
^	Toyo Tanso Co. Ltd.	93,000	1,491
	Ryoyo Electro Corp.	142,700	1,485
	Sagami Chain Co. Ltd.	146,864	1,482
	Yurtec Corp.	219,000	1,480
*	Kanto Denka Kogyo Co. Ltd.	312,000	1,479

	Icom Inc.	63,600	1,477
^	Senshukai Co. Ltd.	209,500	1,477
	Daiichi Jitsugyo Co. Ltd.	286,000	1,477
^	Sekisui Plastics Co. Ltd.	378,000	1,466
	Pack Corp.	74,500	1,464
*,^ Justsystems Corp.		236,900	1,461
	Nagatanien Co. Ltd.	151,000	1,457
	Idec Corp.	165,100	1,456
*,^ Janome Sewing Machine Co. Ltd.		1,259,000	1,455
^	SMS Co. Ltd.	160,800	1,449
^	Nippon Sharyo Ltd.	481,000	1,446
	Cawachi Ltd.	90,000	1,435
	Yahagi Construction Co. Ltd.	192,300	1,432
	Tsukuba Bank Ltd.	487,900	1,424
	Ateam Inc.	34,300	1,423
	Nippon Valqua Industries Ltd.	539,000	1,422
	Nissin Corp.	570,000	1,420
*,^ Maeda Kosen Co. Ltd.		147,900	1,419
	Japan Digital Laboratory Co. Ltd.	102,100	1,412
	Achilles Corp.	1,099,000	1,411
	Chuetsu Pulp & Paper Co. Ltd.	561,000	1,410
	Toyo Securities Co. Ltd.	479,000	1,404
	Okuwa Co. Ltd.	171,000	1,394
	Tosei Corp.	227,900	1,391
	Sinfonia Technology Co. Ltd.	876,000	1,388
	Sumitomo Densetsu Co. Ltd.	116,900	1,385
	Meiko Network Japan Co. Ltd.	133,600	1,382
	Nittetsu Mining Co. Ltd.	387,000	1,368
	Tosho Co. Ltd.	54,100	1,364
	Tenma Corp.	102,600	1,359
^	Showa Aircraft Industry Co. Ltd.	140,000	1,358
^	Belluna Co. Ltd.	316,500	1,355
	Shinko Shoji Co. Ltd.	130,700	1,353
^	Osaki Electric Co. Ltd.	199,000	1,353
	Yushin Precision Equipment Co. Ltd.	71,200	1,352
	Nitto Kohki Co. Ltd.	72,500	1,350
^	Melco Holdings Inc.	85,400	1,348
^	WATAMI Co. Ltd.	135,600	1,342
*,^ Mitsubishi Kakoki Kaisha Ltd.		356,000	1,340
	Chukyo Bank Ltd.	757,000	1,330
	Kita-Nippon Bank Ltd.	50,500	1,328
	Mitani Sekisan Co. Ltd.	77,600	1,322
*	Mitsubishi Paper Mills Ltd.	1,794,000	1,321
	Hosokawa Micron Corp.	213,000	1,314
^	Benefit One Inc.	121,300	1,286
	Funai Electric Co. Ltd.	106,700	1,285
	Yushiro Chemical Industry Co. Ltd.	82,100	1,278
	Fuso Pharmaceutical Industries Ltd.	496,000	1,273
	Mitsubishi Nichiyu Forklift Co. Ltd.	206,600	1,269
	Yonekyu Corp.	81,500	1,268
	Yusen Logistics Co. Ltd.	105,200	1,260
	Nippon Beet Sugar Manufacturing Co. Ltd.	724,000	1,259
^	Teikoku Electric Manufacturing Co. Ltd.	120,200	1,250
	Elematec Corp.	56,800	1,248
	Shimizu Bank Ltd.	50,600	1,245
^	Fujiya Co. Ltd.	758,000	1,242
	Mitsui High-Tec Inc.	184,300	1,241

^	Happinet Corp.	111,200	1,239
	Nichiden Corp.	59,500	1,237
	Daikokutenbussan Co. Ltd.	31,900	1,236
*,^ SWCC Showa Holdings Co. Ltd.		1,478,000	1,236
	Mimasu Semiconductor Industry Co. Ltd.	108,700	1,230
	Ikyu Corp.	94,100	1,227
	Nissei ASB Machine Co. Ltd.	52,100	1,225
	ESPEC Corp.	135,000	1,222
	K&O Energy Group Inc.	95,000	1,220
	Chori Co. Ltd.	75,200	1,218
	Weathernews Inc.	47,961	1,215
	Hisaka Works Ltd.	148,100	1,213
	Kanematsu Electronics Ltd.	80,500	1,211
	CONEXIO Corp.	134,000	1,205
^	JP-Holdings Inc.	391,300	1,204
^	Torishima Pump Manufacturing Co. Ltd.	163,400	1,201
	Sanshin Electronics Co. Ltd.	173,700	1,184
	Riken Technos Corp.	321,600	1,184
	Ryoden Trading Co. Ltd.	172,000	1,183
^	Godo Steel Ltd.	731,000	1,176
	Rock Field Co. Ltd.	65,000	1,159
^	Kobelco Eco-Solutions Co. Ltd.	204,000	1,150
	Nippon Steel & Sumikin Texeng Co. Ltd.	265,000	1,149
	Koatsu Gas Kogyo Co. Ltd.	225,000	1,147
	Itochu-Shokuhin Co. Ltd.	33,600	1,146
^	U-Shin Ltd.	191,000	1,145
	Takiron Co. Ltd.	257,000	1,140
	Dai Nippon Toryo Co. Ltd.	878,000	1,134
	France Bed Holdings Co. Ltd.	740,000	1,129
	Matsuya Foods Co. Ltd.	53,200	1,116
	Kamei Corp.	168,500	1,114
^	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	308,000	1,113
	Nippon Kanzai Co. Ltd.	51,100	1,111
	Toenec Corp.	223,000	1,111
	Kitagawa Iron Works Co. Ltd.	555,000	1,109
	Ministop Co. Ltd.	81,700	1,102
	Tsutsumi Jewelry Co. Ltd.	51,500	1,100
	Daiken Corp.	484,000	1,097
^	Mars Engineering Corp.	61,900	1,095
	Toho Co. Ltd.	293,000	1,085
^	Zuiko Corp.	27,500	1,085
^	Takaoka Toko Co. Ltd.	72,100	1,068
	Sinanen Co. Ltd.	272,000	1,065
	Shibusawa Warehouse Co. Ltd.	364,000	1,064
	Shin-Etsu Polymer Co. Ltd.	235,800	1,054
^	CMIC Holdings Co. Ltd.	61,700	1,053
	Arakawa Chemical Industries Ltd.	103,200	1,048
	Taiho Kogyo Co. Ltd.	94,000	1,045
^	Nippon Parking Development Co. Ltd.	973,700	1,042
	Daiwa Industries Ltd.	171,000	1,039
^	Tatsuta Electric Wire and Cable Co. Ltd.	248,800	1,037
	Mitsubishi Research Institute Inc.	42,600	1,022
	Open House Co. Ltd.	59,500	1,019
^	Yomiuri Land Co. Ltd.	254,000	1,015
	Sun Frontier Fudousan Co. Ltd.	130,300	1,013
	Nippon Coke & Engineering Co. Ltd.	1,073,000	998
	Japan Transcity Corp.	310,000	994

*,^ Nakayama Steel Works Ltd.		1,449,000	992
	Kitano Construction Corp.	328,000	985
^	Toda Kogyo Corp.	232,000	985
	Chugai Ro Co. Ltd.	423,000	984
	Arata Corp.	356,000	979
	Asunaro Aoki Construction Co. Ltd.	144,000	974
	Sankyo Seiko Co. Ltd.	239,300	968
	Atsugi Co. Ltd.	975,000	967
^	Komatsu Seiren Co. Ltd.	212,400	961
	Cleanup Corp.	129,400	958
	Asahi Organic Chemicals Industry Co. Ltd.	385,000	950
	Kyosan Electric Manufacturing Co. Ltd.	298,000	948
^	Iwasaki Electric Co. Ltd.	480,000	946
	Tokyo Energy & Systems Inc.	131,000	937
	Studio Alice Co. Ltd.	59,800	937
^	Asahi Co. Ltd.	95,400	933
	Matsuda Sangyo Co. Ltd.	82,100	932
	Parco Co. Ltd.	109,300	931
*	KNT-CT Holdings Co. Ltd.	682,000	930
^	Gun-Ei Chemical Industry Co. Ltd.	322,000	930
^	Maruetsu Inc.	216,000	926
^	Dai-ichi Seiko Co. Ltd.	50,500	922
^	CMK Corp.	320,900	907
	GCA Savvian Corp.	90,100	907
	Honeys Co. Ltd.	100,920	900
^	Dunlop Sports Co. Ltd.	81,171	899
^	Kourakuen Corp.	64,416	898
	Gecoss Corp.	67,200	895
	Hakuto Co. Ltd.	86,600	895
	Seika Corp.	359,000	887
*,^ Shin Nippon Biomedical Laboratories Ltd.		129,900	886
	Maezawa Kasei Industries Co. Ltd.	79,800	880
^	Sumitomo Precision Products Co. Ltd.	204,000	872
	Sanoh Industrial Co. Ltd.	138,400	871
	Uchida Yoko Co. Ltd.	278,000	867
	Mitsui Matsushima Co. Ltd.	815,571	862
^	Nihon Dempa Kogyo Co. Ltd.	108,000	861
^	CHIMNEY Co. Ltd.	45,320	857
^	Zuken Inc.	85,900	855
	Tomoku Co. Ltd.	356,000	853
	Rhythm Watch Co. Ltd.	610,000	843
^	Hokkaido Gas Co. Ltd.	343,000	839
	KFC Holdings Japan Ltd.	45,000	837
	Hioki EE Corp.	55,300	832
	Japan Vilene Co. Ltd.	162,000	824
	T RAD Co. Ltd.	404,000	824
	Nippon Chemiphar Co. Ltd.	173,000	822
*,^ FDK Corp.		650,000	819
	Hokkan Holdings Ltd.	322,000	819
^	Fuji Electronics Co. Ltd.	67,400	818
	Information Services International-Dentsu Ltd.	83,000	811
	Organo Corp.	201,000	811
	Kanaden Corp.	120,000	809
*,^ Japan Radio Co. Ltd.		253,000	806
^	Nihon Trim Co. Ltd.	35,800	803
	Nihon Yamamura Glass Co. Ltd.	553,000	801
	Fuji Oil Co. Ltd.	268,500	801

	NDS Co. Ltd.	313,000	798
	Corona Corp. Class A	80,100	794
	Aichi Corp.	161,800	789
	Axell Corp.	55,400	782
	Airport Facilities Co. Ltd.	132,700	782
	CAC Holdings Corp.	80,500	771
	Nice Holdings Inc.	479,000	769
^	NEC Capital Solutions Ltd.	51,100	769
	Fujitsu Frontech Ltd.	66,900	766
	Onoken Co. Ltd.	93,000	761
^	Shiroki Corp.	287,000	753
	Noritsu Koki Co. Ltd.	137,500	744
	Gakken Holdings Co. Ltd.	353,000	743
	Japan Pure Chemical Co. Ltd.	36,300	741
	Uniden Corp.	389,000	736
^	Ichikoh Industries Ltd.	357,000	735
	Daisyo Corp.	58,000	731
	Mory Industries Inc.	205,000	726
*,^ Aplus Financial Co. Ltd.		675,800	723
	Taisei Lamick Co. Ltd.	30,000	722
	Advan Co. Ltd.	63,900	715
	Fujikura Kasei Co. Ltd.	146,600	712
	Okura Industrial Co. Ltd.	236,000	697
^	Tosho Printing Co. Ltd.	252,000	688
	Maezawa Kyuso Industries Co. Ltd.	55,500	688
	Tokyo Rakutenchi Co. Ltd.	161,000	682
^	Endo Lighting Corp.	60,300	678
	Daikoku Denki Co. Ltd.	41,600	666
	Chuo Spring Co. Ltd.	236,000	660
^	Daidoh Ltd.	149,000	647
^	Toko Inc.	243,000	647
	Krosaki Harima Corp.	311,000	640
*,^ Daiichi Chuo KK		1,561,000	633
	ST Corp.	72,700	628
	Pronexus Inc.	98,900	628
	Future Architect Inc.	114,300	625
^	Pasona Group Inc.	109,100	619
	Panasonic Industrial Devices SUNX Co. Ltd.	87,600	618
	Oenon Holdings Inc.	333,000	614
	Shinwa Co. Ltd.	52,400	601
	Hodogaya Chemical Co. Ltd.	366,000	594
	Toli Corp.	284,000	591
	Inaba Seisakusho Co. Ltd.	52,000	589
	Paris Miki Holdings Inc.	143,600	583
	Shimojima Co. Ltd.	63,300	572
*,^ Sanix Inc.		177,000	569
	Kinki Sharyo Co. Ltd.	202,000	565
	Stella Chemifa Corp.	50,800	559
	Mitsui Home Co. Ltd.	132,000	556
	Alpha Systems Inc.	40,800	542
	Right On Co. Ltd.	83,900	529
	Aeon Fantasy Co. Ltd.	39,200	525
	Takihyo Co. Ltd.	149,000	523
	Shoko Co. Ltd.	373,000	520
^	Best Denki Co. Ltd.	413,600	518
	Wood One Co. Ltd.	208,000	480
	NIFTY Corp.	42,400	474

	Panasonic Information Systems	18,500	469
^	Toa Oil Co. Ltd.	377,000	465
*,^ Nissen Holdings Co. Ltd.		178,800	463
	Tokyo Electron Device Ltd.	35,500	459
	Cybozu Inc.	139,000	420
^	Pocket Card Co. Ltd.	90,300	402
^	ValueCommerce Co. Ltd.	90,100	401
*,^ Yamada SxL Home Co. Ltd.		518,000	393
*,^ Livesense Inc.		63,200	385
	Olympic Group Corp.	53,700	383
	Kojima Co. Ltd.	133,100	356
	Ohara Inc.	49,500	237
	Nippon Kasei Chemical Co. Ltd.	172,000	206
	Mr Max Corp.	80,100	197
			22,375,558
Malaysia (0.8%)
	Public Bank Bhd. (Local)	21,252,514	106,156
	Malayan Banking Bhd.	32,437,690	77,873
	Axiata Group Bhd.	29,567,600	58,590
	Sime Darby Bhd.	21,271,100	55,101
	CIMB Group Holdings Bhd.	35,969,300	54,456
	DiGi.Com Bhd.	25,443,400	44,954
	Tenaga Nasional Bhd.	9,545,300	38,072
	Genting Bhd.	15,129,500	36,773
	Maxis Bhd.	17,920,950	34,992
	Petronas Gas Bhd.	5,424,300	33,170
	IOI Corp. Bhd.	25,537,286	33,093
	Petronas Chemicals Group Bhd.	19,623,827	27,502
	IHH Healthcare Bhd.	18,795,277	26,879
	Kuala Lumpur Kepong Bhd.	3,639,586	22,707
	Genting Malaysia Bhd.	20,182,500	22,542
	MISC Bhd.	10,113,730	21,598
	AMMB Holdings Bhd.	12,000,900	20,704
	SapuraKencana Petroleum Bhd.	26,401,322	19,407
	Gamuda Bhd.	13,543,100	18,930
	YTL Corp. Bhd.	36,670,786	17,786
	British American Tobacco Malaysia Bhd.	968,400	17,604
	PPB Group Bhd.	4,085,000	16,336
	IJM Corp. Bhd.	8,246,760	15,682
	Hong Leong Bank Bhd.	3,923,960	15,133
	Telekom Malaysia Bhd.	7,336,000	14,112
	UMW Holdings Bhd.	4,522,900	13,584
	Dialog Group Bhd.	27,010,744	12,031
	RHB Capital Bhd.	4,763,600	10,706
	Petronas Dagangan Bhd.	2,045,300	9,952
	Malaysia Airports Holdings Bhd.	5,002,500	9,854
	Alliance Financial Group Bhd.	7,441,800	9,797
2	Astro Malaysia Holdings Bhd.	10,548,500	8,480
	YTL Power International Bhd.	19,165,080	8,443
	Felda Global Ventures Holdings Bhd.	12,547,724	8,423
	Lafarge Malaysia Bhd.	2,889,500	7,892
	Bumi Armada Bhd.	23,338,687	7,720
	IOI Properties Group Bhd.	13,345,665	7,559
	Hong Leong Financial Group Bhd.	1,427,200	6,634
	AirAsia Bhd.	8,548,700	6,593
	Genting Plantations Bhd.	2,321,400	6,506
	KLCCP Stapled Group	3,026,600	5,752

SP Setia Bhd Group	5,621,000	5,452
Berjaya Sports Toto Bhd.	5,806,274	5,420
Bursa Malaysia Bhd.	2,320,600	5,232
HAP Seng Consolidated Bhd.	3,990,500	4,848
Mah Sing Group Bhd.	8,618,792	4,524
Hartalega Holdings Bhd.	2,156,400	4,506
Westports Holdings Bhd.	4,414,700	4,254
KPJ Healthcare Bhd.	3,855,790	4,168
Cahya Mata Sarawak Bhd.	3,560,000	4,114
BIMB Holdings Bhd.	3,486,160	3,947
Magnum Bhd.	5,113,100	3,928
MMC Corp. Bhd.	5,751,200	3,834
Top Glove Corp. Bhd.	2,763,900	3,799
Media Prima Bhd.	7,292,000	3,752
Sunway Bhd.	3,914,857	3,586
UEM Sunrise Bhd.	10,190,103	3,553
Eastern & Oriental Bhd.	5,581,510	3,513
Carlsberg Brewery Malaysia Bhd.	1,054,300	3,410
Malaysia Building Society Bhd.	5,710,800	3,328
TSH Resources Bhd.	5,340,450	3,298
QL Resources Bhd.	3,399,564	3,268
Kossan Rubber Industries	2,236,900	3,211
Kulim Malaysia Bhd.	3,795,400	3,177
Pos Malaysia Bhd.	2,404,000	3,104
Axis REIT	3,143,300	3,102
* TIME dotCom Bhd.	2,053,040	3,056
DRB-Hicom Bhd.	6,028,000	2,962
* Parkson Holdings Bhd.	4,182,858	2,856
IJM Land Bhd.	2,905,200	2,854
CapitaMalls Malaysia Trust	7,037,400	2,794
WCT Holdings Bhd.	6,138,718	2,699
Pavilion REIT	6,035,400	2,579
Malaysian Resources Corp. Bhd.	6,858,100	2,543
UMW Oil & Gas Corp. Bhd.	3,102,500	2,306
OSK Holdings Bhd.	4,073,290	2,169
* Yinson Holdings Bhd.	2,637,400	2,061
Berjaya Corp. Bhd.	18,271,600	2,034
IGB Corp. Bhd.	2,722,300	1,980
* MPHB Capital Bhd.	3,366,800	1,979
Gas Malaysia Bhd.	2,301,900	1,971
Jaya Tiasa Holdings Bhd.	3,780,200	1,923
Dayang Enterprise Holdings Bhd.	2,484,100	1,859
CB Industrial Product Holding Bhd.	3,068,300	1,765
Keck Seng Malaysia Bhd.	1,162,895	1,682
Unisem M Bhd.	3,007,200	1,678
Supermax Corp. Bhd.	2,709,700	1,677
TA Enterprise Bhd.	7,750,100	1,587
* Coastal Contracts Bhd.	1,792,600	1,442
* KNM Group Bhd.	8,011,050	1,309
Datasonic Group Bhd.	3,860,700	1,239
Malaysia Marine and Heavy Engineering Holdings Bhd.	2,861,571	1,236
Muhibbah Engineering M Bhd.	2,206,200	1,150
* Puncak Niaga Holdings Bhd.	1,499,100	1,089
Wah Seong Corp. Bhd.	2,850,204	1,017
Perdana Petroleum Bhd.	3,191,740	998
* AirAsia X Bhd.	5,215,000	942
* Mulpha International Bhd.	9,195,600	898

Mudajaya Group Bhd.	1,777,766	792
Malaysian Bulk Carriers Bhd.	1,811,400	707
* Perisai Petroleum Teknologi Bhd.	4,520,900	586
* Scomi Group Bhd.	8,240,100	531
* Lion Industries Corp. Bhd.	2,391,600	322
* Malaysia Building Society Bhd. Warrants Exp. 05/31/2016	568,847	183
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	129
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	96
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,550,450	85
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	68
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	65
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	52
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	571,223	50
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	42
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	34
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	15
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	13
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	9
		1,152,519
Mexico (0.9%)
America Movil SAB de CV	200,330,193	214,236
* Fomento Economico Mexicano SAB de CV	14,756,108	123,241
* Grupo Televisa SAB	17,988,573	117,080
Grupo Financiero Banorte SAB de CV	15,527,313	78,799
* Cemex SAB de CV	83,547,159	74,186
Wal-Mart de Mexico SAB de CV	38,394,958	74,154
Grupo Mexico SAB de CV Class B	26,662,575	70,421
Fibra Uno Administracion SA de CV	15,294,828	46,121
Grupo Financiero Inbursa SAB de CV	14,087,160	36,323
* Alfa SAB de CV Class A	19,384,738	35,525
* Grupo Bimbo SAB de CV Class A	12,848,156	32,691
Coca-Cola Femsa SAB de CV	2,806,700	22,745
Grupo Financiero Santander Mexico SAB de CV Class B	10,190,720	21,579
* Mexichem SAB de CV	7,585,925	21,033
* Grupo Aeroportuario del Sureste SAB de CV Class B	1,527,301	19,969
Industrias Penoles SAB de CV	864,599	17,066
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,328,712	15,396
* Promotora y Operadora de Infraestructura SAB de CV	1,349,028	15,184
Compartamos SAB de CV	7,731,310	14,607
Grupo Carso SAB de CV	3,284,466	14,368
Gruma SAB de CV Class B	1,142,726	12,378
Kimberly-Clark de Mexico SAB de CV Class A	5,840,969	11,339
* Arca Continental SAB de CV	1,864,256	11,019
* OHL Mexico SAB de CV	5,194,155	9,862
* Alsea SAB de CV	3,513,923	9,405
* Grupo Elektra SAB DE CV	244,085	9,189
Controladora Comercial Mexicana SAB de CV	2,984,032	9,066
Mexico Real Estate Management SA de CV	5,479,205	9,021
* Genomma Lab Internacional SAB de CV Class B	5,526,172	8,752
PLA Administradora Industrial S de RL de CV	3,379,308	7,239
Bolsa Mexicana de Valores SAB de CV	4,016,151	6,645
Grupo Aeroportuario del Centro Norte Sab de CV Class B	1,384,873	6,352
* Infraestructura Energetica Nova SAB de CV	1,326,217	6,298
Corp Inmobiliaria Vesta SAB de CV	3,199,845	6,186
* Grupo Lala SAB de CV	3,159,300	6,173
* Grupo Comercial Chedraui SA de CV	1,993,971	5,526
* Industrias CH SAB de CV Class B	1,168,200	4,784

* Minera Frisco SAB de CV	3,637,747	4,766
* Industrias Bachoco SAB de CV Class B	1,115,300	4,550
Prologis Property Mexico SA de CV	2,255,400	4,392
* Grupo Aeromexico SAB de CV	2,845,331	4,242
Grupo Sanborns SAB de CV	2,718,118	4,133
Organizacion Soriana SAB de CV Class B	1,705,330	3,975
* TV Azteca SAB de CV	9,994,273	3,960
Concentradora Fibra Hotelera Mexicana SA de CV	2,896,149	3,858
* Empresas ICA SAB de CV	3,687,213	3,830
Grupo Financiero Interacciones SA de CV	542,609	3,641
Concentradora Fibra Danhos SA de CV	1,459,572	3,465
* Alpek SAB de CV	2,370,556	2,635
* Megacable Holdings SAB de CV	694,803	2,537
* Qualitas Controladora SAB de CV	1,189,444	2,360
* Banregio Grupo Financiero SAB de CV	434,100	2,246
* Grupo Herdez SAB de CV	953,316	2,191
* Consorcio ARA SAB de CV	4,910,666	2,116
Organizacion Cultiba SAB de CV	1,468,531	1,762
* Grupo Simec SAB de CV Class B	534,310	1,500
* Urbi Desarrollos Urbanos SAB de CV	2,494,600	265
* Corp GEO SAB de CV	2,276,157	252
* Cemex SAB de CV ADR	22,090	196
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	80
		1,266,910
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	84,813	277

Netherlands (1.9%)
Unilever NV	10,622,075	460,625
* ING Groep NV	26,368,387	327,825
ASML Holding NV	2,191,209	228,563
Unibail-Rodamco SE	663,359	186,842
Koninklijke Philips NV	6,369,927	175,651
Akzo Nobel NV	1,655,023	119,231
Heineken NV	1,493,206	111,436
Koninklijke Ahold NV	6,101,999	110,133
Reed Elsevier NV	4,245,137	103,788
Aegon NV	12,984,710	92,541
Koninklijke KPN NV	21,256,939	65,607
ArcelorMittal	6,828,919	65,242
Koninklijke DSM NV	1,195,539	63,413
Wolters Kluwer NV	2,020,006	60,344
* Altice SA	573,927	47,933
Heineken Holding NV	667,097	43,657
Gemalto NV	538,541	38,995
Randstad Holding NV	736,931	38,736
Delta Lloyd NV	1,349,507	25,497
Koninklijke Vopak NV	452,023	25,208
Nutreco NV	469,896	23,930
Boskalis Westminster NV	527,190	23,306
TNT Express NV	3,174,862	20,765
* OCI NV	561,017	19,753
Aalberts Industries NV	661,593	19,054
Wereldhave NV	238,673	17,173
* NN Group NV	523,808	14,217
ASM International NV	339,795	13,864
* SBM Offshore NV	1,249,336	13,631

Arcadis NV	445,268	13,476
Eurocommercial Properties NV	277,451	12,349
Fugro NV	517,310	11,218
* PostNL NV	2,984,364	10,795
*,^ APERAM SA	322,312	8,367
TKH Group NV	260,575	8,102
Corbion NV	415,236	6,879
Vastned Retail NV	129,042	6,398
USG People NV	454,594	5,239
* TomTom NV	788,489	5,181
Koninklijke BAM Groep NV	1,508,529	4,528
NSI NV	883,502	3,955
BinckBank NV	430,202	3,534
Koninklijke Ten Cate NV	153,485	3,401
*,^ Royal Imtech NV	729,434	3,364
Accell Group	168,799	2,575
Wessanen	369,386	2,359
*,^ Brunel International NV	128,944	2,092
*,^ Grontmij	479,955	1,924
Aegon NV	922	7
*,^ SNS REAAL NV	672,039	—
		2,672,703
New Zealand (0.2%)
Spark New Zealand Ltd.	12,377,944	29,660
Fletcher Building Ltd.	4,431,828	26,922
Auckland International Airport Ltd.	6,061,574	19,605
Ryman Healthcare Ltd.	2,816,179	16,858
Fisher & Paykel Healthcare Corp. Ltd.	3,670,888	16,553
Contact Energy Ltd.	2,484,198	12,749
Mighty River Power Ltd.	4,748,464	11,593
SKY Network Television Ltd.	2,634,749	11,585
SKYCITY Entertainment Group Ltd.	3,913,752	11,166
* Kiwi Property Group Ltd.	7,773,723	7,466
Trade Me Group Ltd.	2,675,894	7,053
Infratil Ltd.	2,819,182	6,473
Air New Zealand Ltd.	3,413,763	6,458
*,^ Xero Ltd.	526,726	5,946
Z Energy Ltd.	1,635,563	5,876
Goodman Property Trust	6,832,511	5,858
* Genesis Energy Ltd.	3,322,821	5,404
* Chorus Ltd.	2,622,614	5,041
Argosy Property Ltd.	5,292,402	4,369
Freightways Ltd.	1,003,415	4,357
Precinct Properties New Zealand Ltd.	4,775,853	4,300
Ebos Group Ltd.	542,419	3,723
Vector Ltd.	1,685,762	3,618
Summerset Group Holdings Ltd.	1,448,667	3,264
Metlifecare Ltd.	843,715	2,942
Nuplex Industries Ltd.	1,324,376	2,869
Vital Healthcare Property Trust	1,876,680	2,228
TOWER Ltd.	1,295,234	2,127
Warehouse Group Ltd.	974,568	2,016
^ Kathmandu Holdings Ltd.	1,317,456	1,927
*,^ Synlait Milk Ltd.	669,267	1,652
Fletcher Building Ltd.	240,759	1,457
*,^ a2 Milk Co. Ltd.	2,953,985	1,155
^ New Zealand Oil & Gas Ltd.	2,284,512	1,066

*	Bathurst Resources Ltd.	1,188,709	25
			255,361
Norway (0.5%)
	Statoil ASA	6,524,009	109,253
	DNB ASA	7,304,967	105,839
	Telenor ASA	4,737,214	101,768
	Yara International ASA	1,198,072	62,374
	Norsk Hydro ASA	9,141,035	53,719
	Orkla ASA	5,312,285	39,151
^	Schibsted ASA	553,617	35,663
	Marine Harvest ASA	1,955,725	25,584
^	Seadrill Ltd.	2,391,680	25,560
	Gjensidige Forsikring ASA	1,157,714	19,517
	Subsea 7 SA	1,930,803	16,424
^	TGS Nopec Geophysical Co. ASA	700,918	16,258
*,^ DNO ASA		6,823,401	15,034
*	Storebrand ASA	3,041,478	9,194
^	Opera Software ASA	680,792	9,019
^	Petroleum Geo-Services ASA	1,471,629	8,002
*,^ Nordic Semiconductor ASA		1,060,607	7,325
^	Atea ASA	623,805	6,929
	SpareBank 1 SMN	844,145	5,983
	Salmar ASA	352,586	5,443
*,2 Aker Solutions ASA		994,350	4,854
*	Norwegian Property ASA	3,352,360	4,513
	SpareBank 1 SR-Bank ASA	673,225	4,227
	Prosafe SE	1,256,436	3,354
	Leroy Seafood Group ASA	95,570	3,351
	Aker ASA	155,760	3,327
*,^ REC Silicon ASA		15,432,927	3,296
*,^ Det Norske Oljeselskap ASA		758,101	3,168
^,2 BW LPG Ltd.		484,476	2,992
	Austevoll Seafood ASA	470,829	2,750
*,^ Norwegian Air Shuttle ASA		69,667	2,737
	Wilh Wilhelmsen ASA	433,302	2,420
	BW Offshore Ltd.	2,512,813	2,416
^	Akastor ASA	963,159	2,368
^	Stolt-Nielsen Ltd.	138,874	2,193
^	Fred Olsen Energy ASA	162,731	1,364
	Kvaerner ASA	1,071,718	1,248
^	Golden Ocean Group Ltd.	1,914,997	1,184
*,^ Archer Ltd.		1,647,659	654
^	Odfjell Drilling Ltd.	344,800	398
			730,853
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	6,715,810	268,229

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	213,108	30,713
	Credicorp Ltd.	141,272	20,583
	Cia de Minas Buenaventura SAA ADR	1,121,757	12,811
*	Cia de Minas Buenaventura SAA	289,871	3,208
	Volcan Cia Minera SAA Class B	4,999,842	784
			68,099
Philippines (0.4%)
	SM Investments Corp.	2,171,661	45,659

Philippine Long Distance Telephone Co.	587,130	39,505
Ayala Land Inc.	38,367,020	31,247
Universal Robina Corp.	5,933,100	27,836
Ayala Corp.	1,648,514	27,088
BDO Unibank Inc.	9,849,917	25,564
Bank of the Philippine Islands	10,741,384	24,057
SM Prime Holdings Inc.	53,161,086	22,345
JG Summit Holdings Inc.	14,800,000	21,987
Aboitiz Equity Ventures Inc.	15,048,190	19,278
Metropolitan Bank & Trust Co.	7,530,354	16,222
Alliance Global Group Inc.	27,834,341	15,731
Jollibee Foods Corp.	2,848,360	14,954
International Container Terminal Services Inc.	5,560,290	14,323
Manila Electric Co.	2,081,360	12,931
GT Capital Holdings Inc.	472,310	12,929
Aboitiz Power Corp.	11,106,423	11,170
DMCI Holdings Inc.	28,144,500	9,817
Megaworld Corp.	80,416,400	9,431
Energy Development Corp.	45,213,000	8,744
Globe Telecom Inc.	212,335	8,381
Metro Pacific Investments Corp.	71,238,200	8,340
San Miguel Corp.	4,623,647	7,973
Robinsons Land Corp.	11,342,234	7,139
* Semirara Mining and Power Corp. Class A	2,023,350	6,734
* Bloomberry Resorts Corp.	21,886,200	6,133
Puregold Price Club Inc.	6,450,600	6,132
LT Group Inc.	19,460,300	6,005
Security Bank Corp.	1,611,830	5,546
First Gen Corp.	7,714,300	5,435
* Philippine National Bank	2,747,917	5,236
Robinsons Retail Holdings Inc.	2,833,450	5,085
Cosco Capital Inc.	22,581,200	4,592
Manila Water Co. Inc.	5,399,800	3,963
Nickel Asia Corp.	5,873,100	3,615
Vista Land & Lifescapes Inc.	22,609,250	3,526
Petron Corp.	16,881,500	3,484
Rizal Commercial Banking Corp.	3,211,080	3,460
First Philippine Holdings Corp.	1,471,550	3,293
* Melco Crown Philippines Resorts Corp.	11,623,100	3,131
Emperador Inc.	13,683,404	3,090
Belle Corp.	28,038,808	2,919
Cebu Air Inc.	1,264,980	2,715
Filinvest Land Inc.	65,661,000	2,496
Philex Mining Corp.	10,853,200	2,080
Lopez Holdings Corp.	12,122,170	2,042
* Travellers International Hotel Group Inc.	11,312,800	1,806
Atlas Consolidated Mining & Development	5,044,600	1,075
		536,244
Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	5,879,972	54,403
Powszechny Zaklad Ubezpieczen SA	384,401	52,279
Bank Pekao SA	889,087	42,885
Polski Koncern Naftowy Orlen SA	2,183,842	32,222
KGHM Polska Miedz SA	948,486	26,889
PGE Polska Grupa Energetyczna SA	4,998,997	26,194
Bank Zachodni WBK SA	195,921	18,229
* LPP SA	8,820	17,840

	Polskie Gornictwo Naftowe i Gazownictwo SA	12,027,142	14,192
	Energa SA	2,164,297	12,264
	Orange Polska SA	4,490,757	10,833
	mBank	85,427	10,801
	Tauron Polska Energia SA	7,203,493	9,691
	Cyfrowy Polsat SA	1,472,471	9,460
	ING Bank Slaski SA	219,537	7,999
	Asseco Poland SA	507,721	7,521
*	Alior Bank SA	314,476	7,275
	Bank Handlowy w Warszawie SA	223,461	6,515
	Enea SA	1,448,537	6,436
	CCC SA	154,321	6,405
^	Lubelski Wegiel Bogdanka SA	227,443	5,968
^	Bank Millennium SA	2,850,991	5,755
*	TVN SA	1,156,499	5,522
^	Eurocash SA	532,041	5,280
*	PKP Cargo SA	199,407	4,811
*,^ Getin Noble Bank SA		8,196,947	4,402
*,^ Grupa Lotos SA		619,434	4,073
	Synthos SA	3,309,645	3,835
^	Netia SA	2,134,320	3,443
	Budimex SA	71,685	2,990
*	Kernel Holding SA	326,327	2,741
	Ciech SA	183,260	2,450
*,^ Globe Trade Centre SA		1,787,694	2,316
	Warsaw Stock Exchange	173,420	2,166
*,^ Jastrzebska Spolka Weglowa SA		353,814	2,021
*	CD Projekt SA	415,930	1,814
*	Fabryki Mebli Forte SA	114,058	1,624
*	Integer.pl SA	33,131	1,497
*,^ Getin Holding SA		2,141,556	1,131
*	Boryszew SA	702,026	1,090
*	Agora SA	275,178	678
			445,940
Portugal (0.1%)
	EDP - Energias de Portugal SA	17,332,547	65,932
	Galp Energia SGPS SA	2,571,488	27,166
*	Banco Comercial Portugues SA	256,427,528	18,060
	Jeronimo Martins SGPS SA	1,661,607	17,873
*	CTT-Correios de Portugal SA	1,013,945	10,669
	EDP Renovaveis SA	1,367,193	9,139
	NOS SGPS	1,206,624	7,660
	Sonae SGPS SA	5,577,654	7,302
	Portucel SA	1,467,766	5,921
^	Altri SGPS SA	1,034,872	3,585
	Semapa-Sociedade de Investimento e Gestao	296,928	3,476
^	Portugal Telecom SGPS SA	3,886,082	2,709
	REN - Redes Energeticas Nacionais SGPS SA	923,250	2,618
*,^ Banco BPI SA		2,342,754	2,198
^	Mota-Engil SGPS SA	713,179	2,181
*	Banco Espirito Santo SA	19,970,703	112
			186,601
Russia (0.6%)
	Gazprom OAO	50,536,650	105,044
	Lukoil OAO	2,098,653	85,004
	Magnit PJSC GDR	1,906,280	72,485

Sberbank of Russia	71,702,592	64,214
MMC Norilsk Nickel OJSC	323,870	54,525
Gazprom OAO ADR	12,281,506	49,299
Lukoil OAO ADR	1,200,535	47,204
NOVATEK OAO GDR	390,868	27,170
Mobile TeleSystems OJSC ADR	3,383,018	26,591
NOVATEK OAO	3,738,790	25,001
AK Transneft OAO Preference Shares	10,671	21,908
VTB Bank OJSC	21,485,814,410	21,546
Tatneft OAO	5,407,493	21,212
Uralkali PJSC	6,900,686	17,482
Tatneft OAO ADR	717,458	16,801
Rosneft OAO	5,035,429	16,771
2 VTB Bank OJSC GDR	6,733,381	12,921
Surgutneftegas OAO	25,406,936	11,487
Surgutneftegas OAO ADR	2,311,693	10,037
Moscow Exchange MICEX-RTS OAO	9,482,600	9,606
Rosneft OAO GDR	2,903,839	9,412
Rostelecom OJSC	7,251,023	9,131
MegaFon OAO GDR	646,828	8,834
Novolipetsk Steel OJSC GDR	560,544	7,304
RusHydro JSC	865,955,350	6,627
Severstal PAO	620,508	5,776
PhosAgro OAO GDR	524,663	5,743
PIK Group	1,912,949	5,270
Severstal PAO GDR	520,910	4,737
Sistema JSFC GDR	941,176	4,193
E.ON Russia JSC	94,747,911	3,460
Acron JSC	68,217	2,360
* Pharmstandard OJSC GDR	285,388	2,255
LSR Group GDR	1,356,259	2,164
Sberbank of Russia ADR	510,106	1,880
Magnitogorsk Iron & Steel Works OJSC	9,726,290	1,850
Aeroflot - Russian Airlines OJSC	2,812,221	1,565
Federal Grid Co. Unified Energy System JSC	1,816,282,440	1,311
* Inter RAO JSC	117,733,393	1,218
M Video OJSC	509,296	1,031
* Mechel ADR	788,032	1,024
* Rosseti JSC	163,889,055	987
TMK OAO GDR	292,619	746
Novolipetsk Steel OJSC	445,750	595
* Raspadskaya OAO	773,900	337
TGK-1 OAO	5,426,746,387	327
* OGK-2 OAO	138,346,306	318
Mosenergo OAO	32,746,556	306
MMC Norilsk Nickel OJSC ADR	9,538	157
* Mechel	14,601	9
		807,235
Singapore (1.2%)
DBS Group Holdings Ltd.	11,853,254	172,816
Oversea-Chinese Banking Corp. Ltd.	20,797,283	159,519
Singapore Telecommunications Ltd.	49,935,914	150,381
United Overseas Bank Ltd.	8,063,467	137,892
Keppel Corp. Ltd.	9,731,193	62,499
CapitaLand Ltd.	17,311,470	44,431
Global Logistic Properties Ltd.	20,525,085	38,296
Wilmar International Ltd.	14,344,895	34,043

	Genting Singapore plc	41,461,536	33,058
^	Singapore Press Holdings Ltd.	10,838,593	33,054
	Singapore Exchange Ltd.	5,633,969	32,322
	Singapore Airlines Ltd.	3,451,742	32,241
	City Developments Ltd.	4,049,419	30,014
	ComfortDelGro Corp. Ltd.	13,760,754	29,180
	CapitaMall Trust	17,788,681	27,441
	Singapore Technologies Engineering Ltd.	10,595,188	26,282
*	Hutchison Port Holdings Trust	34,446,374	24,562
	Ascendas REIT	13,404,763	24,344
	Noble Group Ltd.	30,529,813	23,882
	Suntec REIT	16,400,600	22,753
*	Jardine Cycle & Carriage Ltd.	684,524	21,365
	Sembcorp Industries Ltd.	6,078,579	19,330
	CapitaCommercial Trust	13,353,000	17,459
	UOL Group Ltd.	3,097,445	16,484
	Keppel Land Ltd.	4,853,601	16,276
	Singapore Post Ltd.	9,696,000	15,328
	Golden Agri-Resources Ltd.	43,557,806	13,512
	Yangzijiang Shipbuilding Holdings Ltd.	14,309,436	13,081
^	Sembcorp Marine Ltd.	5,722,758	12,664
	StarHub Ltd.	3,935,110	12,146
	Keppel REIT	11,932,489	10,883
	Venture Corp. Ltd.	1,677,000	10,070
	Mapletree Commercial Trust	8,704,000	9,747
	SATS Ltd.	4,385,000	9,584
	Mapletree Greater China Commercial Trust	12,266,000	9,229
	Mapletree Industrial Trust	8,142,580	9,196
^	Ezion Holdings Ltd.	9,313,200	8,732
	Mapletree Logistics Trust	9,732,000	8,624
	United Engineers Ltd.	3,236,000	7,259
^	Fortune REIT	6,141,000	6,775
	Asian Pay Television Trust	9,772,400	6,568
	SMRT Corp. Ltd.	4,681,000	6,051
	Starhill Global REIT	9,435,000	5,787
	Frasers Centrepoint Trust	3,780,000	5,772
	CDL Hospitality Trusts	4,290,000	5,700
	Raffles Medical Group Ltd.	1,879,000	5,508
	M1 Ltd.	1,988,000	5,497
^	Olam International Ltd.	3,373,000	4,911
	SIA Engineering Co. Ltd.	1,505,000	4,846
	Ascott Residence Trust	5,116,400	4,777
	Parkway Life REIT	2,619,000	4,706
*,^ Neptune Orient Lines Ltd.		6,093,630	4,542
	AIMS AMP Capital Industrial REIT	4,135,792	4,494
	First Resources Ltd.	3,248,000	4,461
	Silverlake Axis Ltd.	4,594,084	4,436
	United Envirotech Ltd.	3,616,000	4,334
	Cache Logistics Trust	4,833,000	4,228
	Cambridge Industrial Trust	8,375,000	4,209
	CapitaRetail China Trust	3,268,180	4,135
	Frasers Commercial Trust	3,719,600	4,076
^	Far East Hospitality Trust	6,028,200	3,764
	Wing Tai Holdings Ltd.	2,656,117	3,589
^	Lippo Malls Indonesia Retail Trust	13,650,500	3,582
2	ARA Asset Management Ltd.	2,810,880	3,524
*	Biosensors International Group Ltd.	7,325,000	3,488

	OUE Hospitality Trust	4,972,666	3,437
	Yanlord Land Group Ltd.	4,592,000	3,419
*,^ China Animal Healthcare Ltd.		4,917,000	3,307
*	Accordia Golf Trust	5,627,884	3,206
	Frasers Centrepoint Ltd.	2,481,000	3,148
	First REIT	3,230,000	3,139
*,^ SIIC Environment Holdings Ltd.		29,975,000	3,116
	Fortune REIT	2,707,077	3,032
^	SPH REIT	3,866,000	3,011
	OUE Ltd.	1,844,000	2,995
^	Sabana Shari'ah Compliant Industrial REIT	4,387,118	2,970
*,^ Yoma Strategic Holdings Ltd.		7,415,999	2,956
	Ascendas India Trust	4,570,000	2,887
	Religare Health Trust	3,710,000	2,824
^	China Everbright Water Ltd.	3,368,800	2,816
^	COSCO Corp. Singapore Ltd.	6,846,513	2,733
	Ascendas Hospitality Trust	5,392,300	2,728
^	Hyflux Ltd.	3,865,000	2,719
*	Fraser and Neave Ltd.	1,225,000	2,665
	Ho Bee Land Ltd.	1,595,300	2,440
^	Croesus Retail Trust	3,446,000	2,403
^	Super Group Ltd.	2,885,000	2,364
	Perennial Real Estate Holdings Ltd.	2,921,845	2,281
	Soilbuild Business Space REIT	3,881,000	2,237
	GuocoLeisure Ltd.	3,136,000	2,210
^	OSIM International Ltd.	1,511,000	2,161
	Boustead Singapore Ltd.	1,364,000	1,814
^	Midas Holdings Ltd.	6,982,000	1,747
^	Ezra Holdings Ltd.	4,271,280	1,670
	Bumitama Agri Ltd.	2,055,000	1,526
	Indofood Agri Resources Ltd.	2,823,000	1,476
*,^ Tiger Airways Holdings Ltd.		5,390,037	1,335
*,^ Vard Holdings Ltd.		3,448,000	1,283
	Raffles Education Corp. Ltd.	5,164,398	1,261
	CSE Global Ltd.	2,792,000	1,206
*,^ Ying Li International Real Estate Ltd.		5,776,000	1,061
	Hong Leong Asia Ltd.	951,000	1,013
	Tat Hong Holdings Ltd.	1,747,000	953
	Keppel Telecommunications & Transportation Ltd.	674,000	867
	GMG Global Ltd.	17,056,300	804
^	China Fishery Group Ltd.	3,731,000	794
	Hi-P International Ltd.	1,418,000	740
*,^ Gallant Venture Ltd.		4,096,000	739
^	Swiber Holdings Ltd.	4,140,000	584
*,^ Blumont Group Ltd.		10,261,500	136
*,^ LionGold Corp. Ltd.		4,588,000	64
			1,598,016
South Africa (1.7%)
	Naspers Ltd.	2,468,334	356,087
	MTN Group Ltd.	11,991,120	207,071
	Sasol Ltd.	3,774,618	136,339
	Standard Bank Group Ltd.	8,216,695	108,503
	FirstRand Ltd.	20,701,008	92,127
^	Steinhoff International Holdings Ltd.	17,130,776	87,554
	Aspen Pharmacare Holdings Ltd.	2,081,317	77,934
	Remgro Ltd.	3,290,420	76,140
	Sanlam Ltd.	12,003,609	71,947

	Bidvest Group Ltd.	2,190,901	60,466
	Shoprite Holdings Ltd.	2,958,140	46,761
	Woolworths Holdings Ltd.	6,027,787	44,742
	Barclays Africa Group Ltd.	2,202,177	37,438
	Growthpoint Properties Ltd.	14,701,801	36,912
	Mr Price Group Ltd.	1,584,145	35,881
	Tiger Brands Ltd.	1,026,812	34,628
	Netcare Ltd.	10,086,895	33,487
*	AngloGold Ashanti Ltd.	2,745,247	33,297
	Gold Fields Ltd.	5,250,437	30,247
	Nedbank Group Ltd.	1,337,179	29,314
	Mediclinic International Ltd.	2,955,611	29,225
	Vodacom Group Ltd.	2,224,065	25,535
	RMB Holdings Ltd.	4,512,106	25,485
	Life Healthcare Group Holdings Ltd.	6,725,165	25,027
*	Impala Platinum Holdings Ltd.	3,533,688	22,927
	Imperial Holdings Ltd.	1,182,244	20,826
	Truworths International Ltd.	2,848,980	19,729
	Discovery Ltd.	1,993,382	19,633
	MMI Holdings Ltd.	6,945,159	18,664
	SPAR Group Ltd.	1,178,619	18,592
	Foschini Group Ltd.	1,232,367	17,669
	Coronation Fund Managers Ltd.	1,813,231	16,047
	AVI Ltd.	2,092,946	15,167
*	Sappi Ltd.	3,643,693	14,960
	Brait SE	2,228,883	14,722
	Nampak Ltd.	4,028,318	14,685
	Mondi Ltd.	816,881	14,679
	Investec Ltd.	1,652,309	13,840
	Sibanye Gold Ltd.	5,041,183	13,631
	Capital Property Fund	10,515,959	13,391
*	Telkom SA SOC Ltd.	2,110,958	12,615
*	Anglo American Platinum Ltd.	405,647	12,436
	Clicks Group Ltd.	1,601,344	12,376
^	Capitec Bank Holdings Ltd.	372,890	12,226
	Barloworld Ltd.	1,547,819	11,679
	Massmart Holdings Ltd.	728,269	10,366
	Tongaat Hulett Ltd.	739,440	10,142
	Aeci Ltd.	794,688	8,505
	Liberty Holdings Ltd.	693,943	7,801
*,^ Harmony Gold Mining Co. Ltd.		2,572,956	7,738
*	Northam Platinum Ltd.	2,348,213	7,733
^	Exxaro Resources Ltd.	871,704	7,724
	EOH Holdings Ltd.	740,910	7,667
	Pick n Pay Stores Ltd.	1,525,320	7,518
	Kumba Iron Ore Ltd.	391,048	7,517
	Sun International Ltd.	622,025	6,922
	African Rainbow Minerals Ltd.	673,378	6,772
	DataTec Ltd.	1,272,219	6,404
	JSE Ltd.	598,064	6,272
	Omnia Holdings Ltd.	411,239	6,028
	SA Corporate Real Estate Fund Nominees Pty Ltd.	13,379,835	5,986
*	Super Group Ltd.	1,999,120	5,879
	Reunert Ltd.	1,081,150	5,802
*	Attacq Ltd.	2,909,049	5,693
	PPC Ltd.	3,096,952	5,675
	PSG Group Ltd.	452,633	5,150

	Emira Property Fund	3,012,164	4,982
	Grindrod Ltd.	3,126,448	4,873
^	Lewis Group Ltd.	610,465	4,757
	Murray & Roberts Holdings Ltd.	2,767,645	4,670
	Santam Ltd.	230,308	4,508
	Astral Foods Ltd.	259,252	4,377
^	Famous Brands Ltd.	441,369	4,192
*	Aveng Ltd.	2,675,204	4,101
	Wilson Bayly Holmes-Ovcon Ltd.	362,146	3,753
*,^ Adcock Ingram Holdings Ltd.		1,011,261	3,738
	Pick n Pay Holdings Ltd.	1,748,839	3,593
	Mpact Ltd.	1,104,228	3,373
	Illovo Sugar Ltd.	1,555,031	3,213
*	Alexander Forbes Group Holdings Ltd.	3,904,472	3,191
	Assore Ltd.	228,995	3,144
^	Metair Investments Ltd.	957,633	2,667
	Fountainhead Property Trust	3,178,299	2,511
*,^ ArcelorMittal South Africa Ltd.		1,128,047	2,395
	City Lodge Hotels Ltd.	209,236	2,265
*	Peregrine Holdings Ltd.	1,038,739	2,162
	Cashbuild Ltd.	132,491	2,116
	Adcorp Holdings Ltd.	715,988	2,033
*	Royal Bafokeng Platinum Ltd.	401,934	1,852
	Oceana Group Ltd.	197,538	1,819
	Blue Label Telecoms Ltd.	2,415,528	1,752
	Clover Industries Ltd.	982,949	1,601
	Raubex Group Ltd.	877,946	1,535
	Group Five Ltd.	620,218	1,404
^	Invicta Holdings Ltd.	183,739	1,197
*	Pinnacle Holdings Ltd.	809,583	753
*	Eqstra Holdings Ltd.	2,351,430	640
	Merafe Resources Ltd.	7,114,792	565
^	DRDGOLD Ltd.	2,425,801	555
*	Ellies Holdings Ltd.	813,616	98
*	Invicta Holdings Ltd Rights Exp. 02/13/2015	80,858	52
*,^ Great Basin Gold Ltd.		2,279,068	3
*,^ African Bank Investments Ltd.		7,766,579	—
			2,312,375
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	688,857	855,146
	Hyundai Motor Co.	1,047,863	161,040
*	SK Hynix Inc.	3,640,139	157,238
	NAVER Corp.	185,797	120,427
	Hyundai Mobis Co. Ltd.	457,009	103,315
	Shinhan Financial Group Co. Ltd.	2,481,659	101,322
	POSCO	401,195	93,196
	Kia Motors Corp.	1,765,297	73,775
	KB Financial Group Inc.	2,175,852	73,094
	Samsung Fire & Marine Insurance Co. Ltd.	265,202	71,408
	KT&G Corp.	826,292	60,318
	Hana Financial Group Inc.	1,998,015	58,404
	LG Chem Ltd.	299,020	53,776
	Samsung Electronics Co. Ltd. GDR	87,301	53,746
	SK Telecom Co. Ltd.	199,954	52,401
	Amorepacific Corp.	21,495	51,803
*	LG Display Co. Ltd.	1,534,186	50,411
^	Samsung SDS Co. Ltd.	194,721	47,096

	Samsung Life Insurance Co. Ltd.	429,278	44,093
	Samsung SDI Co. Ltd.	374,758	43,731
	Samsung C&T Corp.	846,531	42,894
	Korea Electric Power Corp.	1,046,629	40,922
	LG Electronics Inc.	735,606	40,753
	LG Household & Health Care Ltd.	64,048	40,125
	SK Innovation Co. Ltd.	418,128	35,507
	LG Corp.	613,518	34,527
	SK C&C Co. Ltd.	150,630	32,107
	Hyundai Heavy Industries Co. Ltd.	299,853	30,727
^	Daum Kakao Corp.	219,622	30,513
	Coway Co. Ltd.	377,782	30,276
	Korea Zinc Co. Ltd.	72,011	28,128
	SK Holdings Co. Ltd.	176,921	27,584
*	Korea Electric Power Corp. ADR	1,401,764	27,082
	E-Mart Co. Ltd.	142,458	27,030
	Hyundai Steel Co.	449,712	26,981
	Shinhan Financial Group Co. Ltd. ADR	627,871	25,021
	POSCO ADR	418,887	24,392
	Hankook Tire Co. Ltd.	505,251	24,296
	Orion Corp.	25,274	24,117
	Hyundai Glovis Co. Ltd.	106,860	23,801
	AMOREPACIFIC Group	20,832	23,745
	Samsung Electro-Mechanics Co. Ltd.	382,036	23,251
	Kangwon Land Inc.	771,293	22,745
*,^ Cheil Industries Inc.		181,339	22,551
	Hotel Shilla Co. Ltd.	227,467	21,106
	KCC Corp.	40,065	20,158
	Industrial Bank of Korea	1,682,365	19,763
	BS Financial Group Inc.	1,553,839	19,641
	Hyundai Engineering & Construction Co. Ltd.	494,103	19,554
^	Samsung Heavy Industries Co. Ltd.	1,206,039	19,525
	NCSoft Corp.	100,131	18,286
	Samsung Securities Co. Ltd.	409,201	17,656
*,^ Celltrion Inc.		463,510	17,190
*	KT Corp.	628,130	17,102
	Lotte Shopping Co. Ltd.	77,908	16,860
	Hyundai Development Co-Engineering & Construction	426,028	16,666
*	Woori Bank	2,026,429	16,306
	Dongbu Insurance Co. Ltd.	336,565	16,237
	CJ CheilJedang Corp.	50,535	16,191
	LG Uplus Corp.	1,457,215	16,065
	Lotte Chemical Corp.	100,699	15,888
	KB Financial Group Inc. ADR	466,756	15,753
^	S-Oil Corp.	284,124	15,629
	CJ Corp.	98,847	15,520
	Hyundai Wia Corp.	111,093	15,499
	Korea Aerospace Industries Ltd.	338,040	14,385
^	Hanssem Co. Ltd.	95,425	13,392
	GS Holdings Corp.	349,126	13,212
	Korea Investment Holdings Co. Ltd.	271,425	12,791
	SK Telecom Co. Ltd. ADR	410,282	11,796
	Daewoo Securities Co. Ltd.	1,271,008	11,651
	Hyundai Department Store Co. Ltd.	106,624	11,560
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	651,879	11,494
	Hyosung Corp.	164,242	10,838
*	Cheil Worldwide Inc.	585,618	10,552

^	Youngone Corp.	204,512	10,487
	S-1 Corp.	143,938	10,472
	Hanwha Life Insurance Co. Ltd.	1,463,358	10,381
	Hyundai Marine & Fire Insurance Co. Ltd.	410,676	9,773
^	Kumho Petrochemical Co. Ltd.	119,434	9,727
	Medy-Tox Inc.	28,890	9,707
	Lotte Confectionery Co. Ltd.	5,607	9,555
	DGB Financial Group Inc.	996,228	9,554
^	Halla Visteon Climate Control Corp.	222,863	9,382
	Daelim Industrial Co. Ltd.	184,367	9,199
	Hanwha Corp.	356,288	8,889
	SK Networks Co. Ltd.	1,036,797	8,881
	Woori Investment & Securities Co. Ltd.	877,057	8,832
*	Kumho Tire Co. Inc.	997,527	8,824
^	OCI Co. Ltd.	122,875	8,712
*,^ Com2uSCorp		53,924	8,695
*,^ LG Innotek Co. Ltd.		96,438	8,547
*,^ CJ Korea Express Co. Ltd.		48,596	8,511
*	Korean Air Lines Co. Ltd.	195,931	8,505
*	Doosan Infracore Co. Ltd.	907,385	8,401
	Yuhan Corp.	53,583	8,363
*	Daewoo Engineering & Construction Co. Ltd.	1,351,815	8,349
	Hyundai Securities Co. Ltd.	1,205,921	8,215
	Samsung Card Co. Ltd.	231,141	8,034
	Korea Gas Corp.	189,717	7,811
^	Paradise Co. Ltd.	323,102	7,720
	Daewoo International Corp.	305,707	7,643
	Doosan Heavy Industries & Construction Co. Ltd.	337,926	7,170
	Mirae Asset Securities Co. Ltd.	169,979	7,153
*,^ Samsung Engineering Co. Ltd.		202,873	6,997
	Shinsegae Co. Ltd.	46,353	6,797
	KT Corp. ADR	500,580	6,728
*	Mando Corp.	44,389	6,691
*,^ GS Engineering & Construction Corp.		294,090	6,685
^	Hyundai Greenfood Co. Ltd.	423,413	6,678
^	SK Chemicals Co. Ltd.	119,172	6,627
	LG Hausys Ltd.	40,328	6,576
^	Eo Technics Co. Ltd.	55,010	6,438
	LIG Insurance Co. Ltd.	306,918	6,433
	Hanwha Chemical Corp.	555,127	6,211
	Lotte Chilsung Beverage Co. Ltd.	4,080	6,182
^	Korean Reinsurance Co.	643,340	5,983
*,^ NHN Entertainment Corp.		85,211	5,782
	LS Industrial Systems Co. Ltd.	104,850	5,779
	Fila Korea Ltd.	56,978	5,705
^	CJ CGV Co. Ltd.	101,700	5,654
^	Samsung Techwin Co. Ltd.	265,234	5,530
	Doosan Corp.	58,266	5,512
	LG International Corp.	164,752	5,504
*,^ Gamevil Inc.		32,925	5,494
*,^ Hanjin Kal Corp.		176,300	5,221
	KEPCO Plant Service & Engineering Co. Ltd.	63,443	5,110
	LS Corp.	115,409	5,059
^	Kolon Industries Inc.	116,599	4,946
^	Hyundai Mipo Dockyard Co. Ltd.	69,895	4,905
*	Asiana Airlines Inc.	607,259	4,792
^	NongShim Co. Ltd.	22,601	4,774

^	Hana Tour Service Inc.	60,831	4,738
^	Hanjin Transportation Co. Ltd.	81,059	4,694
	Ottogi Corp.	9,014	4,680
	Green Cross Corp.	36,651	4,643
	Daesang Corp.	133,410	4,624
	Young Poong Corp.	3,549	4,599
*,^ Hyundai Merchant Marine Co. Ltd.		490,970	4,582
	Dongsuh Co. Inc.	216,507	4,579
^	Grand Korea Leisure Co. Ltd.	123,988	4,512
*,^ Wonik IPS Co. Ltd.		367,791	4,494
*	Ssangyong Cement Industrial Co. Ltd.	327,336	4,478
^	Korea Kolmar Co. Ltd.	85,054	4,463
*	CJ E&M Corp.	127,627	4,421
^	Seoul Semiconductor Co. Ltd.	248,156	4,392
*,^ Naturalendo Tech Co. Ltd.		91,576	4,337
	Hyundai Home Shopping Network Corp.	39,447	4,316
	GS Home Shopping Inc.	22,131	4,267
	Taekwang Industrial Co. Ltd.	4,144	4,264
^	KIWOOM Securities Co. Ltd.	79,299	4,220
	Hanil Cement Co. Ltd.	27,766	4,180
	Meritz Securities Co. Ltd.	1,168,118	4,089
*,^ ViroMed Co. Ltd.		85,546	4,081
	CJ O Shopping Co. Ltd.	20,135	4,075
	Hansae Co. Ltd.	115,192	3,999
*,^ Cosmax Inc.		40,201	3,978
^	iMarketKorea Inc.	155,269	3,876
	Hankook Tire Worldwide Co. Ltd.	168,815	3,873
^	Hite Jinro Co. Ltd.	183,825	3,872
	Green Cross Holdings Corp.	193,584	3,864
^	LOTTE Himart Co. Ltd.	78,328	3,858
*	SK Broadband Co. Ltd.	996,405	3,856
^	Samsung Fine Chemicals Co. Ltd.	122,950	3,826
^	Hyundai Hysco Co. Ltd.	54,272	3,798
*,^ Hanjin Shipping Co. Ltd.		695,952	3,777
	Huchems Fine Chemical Corp.	155,764	3,760
*,^ Hanmi Pharm Co. Ltd.		41,502	3,697
	JB Financial Group Co. Ltd.	687,646	3,652
	Meritz Fire & Marine Insurance Co. Ltd.	326,303	3,630
	SKC Co. Ltd.	129,577	3,558
^	LF Corp.	123,829	3,548
*,^ Seegene Inc.		117,795	3,511
*,^ LG Life Sciences Ltd.		81,806	3,486
^	SFA Engineering Corp.	82,935	3,483
*,^ SM Entertainment Co.		102,273	3,407
^	Nexen Tire Corp.	238,201	3,384
*	Hyundai Elevator Co. Ltd.	55,186	3,275
	Korea Electric Terminal Co. Ltd.	55,080	3,251
^	KEPCO Engineering & Construction Co. Inc.	83,521	3,240
	Samyang Holdings Corp.	37,511	3,226
	Poongsan Corp.	152,270	3,148
	Lotte Food Co. Ltd.	5,548	3,138
^	Partron Co. Ltd.	276,371	3,123
*	Muhak Co. Ltd.	91,366	3,092
	Halla Holdings Corp.	50,951	2,934
	Youngone Holdings Co. Ltd.	35,685	2,924
	Kwang Dong Pharmaceutical Co. Ltd.	292,847	2,921
^	Binggrae Co. Ltd.	42,572	2,887

^	Kolao Holdings	185,335	2,857
^	YG Entertainment Inc.	65,988	2,852
*	Osstem Implant Co. Ltd.	69,176	2,789
^	Samchully Co. Ltd.	22,034	2,770
*,^ Chabiotech Co. Ltd.		213,997	2,746
^	Chong Kun Dang Pharmaceutical Corp.	53,573	2,726
	Dongwon Industries Co. Ltd.	8,960	2,649
^	Handsome Co. Ltd.	92,078	2,583
^	KONA I Co. Ltd.	80,234	2,501
*,^ WeMade Entertainment Co. Ltd.		57,900	2,481
	Sungwoo Hitech Co. Ltd.	224,131	2,472
*,^ GemVax & Kael Co. Ltd.		156,589	2,442
	Bukwang Pharmaceutical Co. Ltd.	130,866	2,441
^	GS Retail Co. Ltd.	102,615	2,440
*,^ Ssangyong Motor Co.		286,540	2,405
^	Yuanta Securities Korea	661,630	2,393
	Tongyang Life Insurance	229,558	2,304
	Daou Technology Inc.	172,764	2,301
^	Dong-A ST Co. Ltd.	28,014	2,259
^	Hyundai Rotem Co. Ltd.	148,254	2,251
*	Kyongnam Bank	226,740	2,249
^	Interpark Corp.	269,478	2,249
^	Ilyang Pharmaceutical Co. Ltd.	87,115	2,244
	Seah Besteel Corp.	75,944	2,209
^	Namyang Dairy Products Co. Ltd.	3,272	2,160
	Golfzon Co. Ltd.	94,680	2,155
	Daeduck Electronics Co.	252,276	2,137
	Hyundai Corp.	85,237	2,127
*,^ Cuckoo Electronics Co. Ltd.		12,824	2,115
^	OCI Materials Co. Ltd.	35,622	2,093
	Daishin Securities Co. Ltd.	244,392	2,043
	S&T Motiv Co. Ltd.	49,684	2,006
^	Hancom Inc.	105,851	1,959
*,^ Medipost Co. Ltd.		44,729	1,924
^	SK Gas Ltd.	24,252	1,905
^	Soulbrain Co. Ltd.	56,667	1,879
	Meritz Financial Group Inc.	209,931	1,859
*,^ Pan Ocean Co. Ltd.		786,866	1,853
	Hankook Shell Oil Co. Ltd.	4,058	1,849
*	Hansol Paper Co. Ltd.	103,232	1,845
^	Dong-A Socio Holdings Co. Ltd.	15,978	1,829
^	Posco ICT Co. Ltd.	360,699	1,806
*	Toray Chemical Korea Inc.	139,132	1,794
^	Ahnlab Inc.	43,101	1,773
*,^ Hanmi Science Co. ltd		126,402	1,732
*,^ Seobu T&D		109,341	1,689
^	Maeil Dairy Industry Co. Ltd.	57,271	1,681
	POSCO Chemtech Co. Ltd.	13,567	1,676
^	Sindoh Co. Ltd.	25,564	1,671
	Daewoong Pharmaceutical Co. Ltd.	29,543	1,669
*,^ Neowiz Games Corp.		81,815	1,661
*,^ Komipharm International Co. Ltd.		199,239	1,644
	Silicon Works Co. Ltd.	62,078	1,635
*,^ Lumens Co. Ltd.		273,377	1,624
^	Dongkuk Steel Mill Co. Ltd.	318,442	1,621
	Humax Co. Ltd.	105,370	1,573
	CJ Hellovision Co. Ltd.	187,583	1,553

*	SK Securities Co. Ltd.	1,818,842	1,552
*	Hanwha General Insurance Co. Ltd.	403,282	1,544
^	MegaStudy Co. Ltd.	27,894	1,517
	KT Skylife Co. Ltd.	102,576	1,515
^	SBS Media Holdings Co. Ltd.	370,045	1,512
	SL Corp.	91,937	1,483
*,^ Korea Line Corp.		73,973	1,482
^	Sung Kwang Bend Co. Ltd.	121,771	1,468
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		403,103	1,429
	Daekyo Co. Ltd.	221,176	1,403
	Chongkundang Holdings Corp.	25,685	1,389
*,^ Eusu Holdings Co. Ltd.		136,161	1,370
^	SeAH Steel Corp.	19,508	1,361
*	Taeyoung Engineering & Construction Co. Ltd.	306,845	1,359
	DuzonBIzon Co. Ltd.	130,835	1,327
	Daeduck GDS Co. Ltd.	114,289	1,315
^	Cosmax BTI Inc	31,036	1,312
	S&T Dynamics Co. Ltd.	143,070	1,310
*,^ Doosan Engine Co. Ltd.		181,734	1,301
*	Kwangju Bank	157,583	1,283
*,^ Hansol Technics Co. Ltd.		102,252	1,270
	E1 Corp.	21,869	1,263
^	Able C&C Co. Ltd.	62,115	1,241
^	Hansol Holdings Co. Ltd.	169,101	1,220
*,^ STS Semiconductor & Telecommunications		313,402	1,188
*,^ China Ocean Resources Co. Ltd.		266,846	1,168
*	Green Cross Cell Corp.	42,591	1,153
	Namhae Chemical Corp.	143,223	1,150
^	Kumho Electric Co. Ltd.	55,850	1,134
*	Hanwha Investment & Securities Co. Ltd.	308,811	1,119
^	Agabang&Company	160,631	1,111
*	Hanil E-Hwa Co. Ltd.	94,696	1,038
^	Lock&Lock Co. Ltd.	107,346	1,018
	Dae Han Flour Mills Co. Ltd.	6,656	1,008
	Kyobo Securities Co. Ltd.	107,096	954
*	Woongjin Thinkbig Co. Ltd.	137,783	947
*,^ Interflex Co. Ltd.		54,703	945
*,^ NEPES Corp.		106,422	917
	Daishin Securities Co. Ltd. Preference Shares	155,683	886
*	Jusung Engineering Co. Ltd.	238,098	869
^	Seoyeon Co. Ltd.	67,687	865
*,^ Foosung Co. Ltd.		309,713	858
*,^ Pharmicell Co. Ltd.		292,853	854
*,^ TK Corp.		87,425	842
*,^ 3S Korea Co. Ltd.		256,028	811
	KISCO Corp.	27,326	795
*	Eugene Investment & Securities Co. Ltd.	393,051	746
*,^ Taewoong Co. Ltd.		54,225	740
	Youlchon Chemical Co. Ltd.	73,865	728
*,^ Dongbu HiTek Co. Ltd.		155,564	711
	Sam Young Electronics Co. Ltd.	62,700	686
	Samyang Corp.	10,721	666
	Kolon Corp.	30,530	630
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	627
*,^ Insun ENT Co. Ltd.		149,183	587
*,^ Taihan Electric Wire Co. Ltd.		527,450	579
	INTOPS Co. Ltd.	34,275	576

*,^ Capro Corp.		181,664	560
*	ICD Co. Ltd.	78,007	540
*,^ KTB Investment & Securities Co. Ltd.		313,918	532
	Dongbu Securities Co. Ltd.	144,289	526
	DY Corp.	83,880	510
^	Iljin Display Co. Ltd.	84,690	508
	Hitejinro Holdings Co. Ltd.	46,396	489
^	EG Corp.	31,339	485
*,^ Shinsung Solar Energy Co. Ltd.		408,381	475
*,^ SK Communications Co. Ltd.		68,842	463
*,^ Duksan Hi-Metal Co. Ltd.		44,904	458
*,^ Woongjin Energy Co. Ltd.		312,022	449
*,^ DY POWER Corp.		44,909	446
*,^ CUROCOM Co. Ltd.		407,211	411
*,^ CNK International Co. Ltd.		259,916	410
*,^ Dongbu Steel Co. Ltd.		243,082	352
*,^ Melfas Inc.		64,559	306
*,^ STX Engine Co. Ltd.		80,200	257
*	Hyundai Merchant Marine Rights Exp. 03/05/2015	70,568	192
*	Tera Resource Co. Ltd.	209,223	9
			4,354,609
Spain (2.2%)
*	Banco Santander SA	89,687,326	603,248
	Telefonica SA	27,140,416	406,984
	Banco Bilbao Vizcaya Argentaria SA	41,915,058	358,056
	Iberdrola SA	34,878,632	240,749
	Inditex SA	7,237,303	213,310
	Repsol SA	7,013,339	124,241
	Amadeus IT Holding SA	2,901,422	116,360
	Red Electrica Corp. SA	740,339	63,076
	Banco de Sabadell SA	23,932,801	60,481
*	CaixaBank SA	13,346,048	58,132
*	Ferrovial SA	2,810,549	55,759
	Abertis Infraestructuras SA	2,681,660	52,514
	Gas Natural SDG SA	2,097,064	49,226
	Grifols SA	1,130,924	47,442
*	Banco Popular Espanol SA	10,630,114	44,933
	Enagas SA	1,387,023	43,924
	Endesa SA	2,163,478	43,179
*	ACS Actividades de Construccion y Servicios SA	1,186,495	41,266
*	Bankia SA	31,369,000	41,027
	Bankinter SA	4,715,345	32,760
	Distribuidora Internacional de Alimentacion SA	4,005,245	25,931
	Mapfre SA	6,928,329	23,323
	Bolsas y Mercados Espanoles SA	523,584	21,524
*	Jazztel plc	1,481,801	20,994
*	Mediaset Espana Comunicacion SA	1,604,810	19,537
	Viscofan SA	318,063	18,403
*	Banco Santander SA	2,675,841	18,200
*	Gamesa Corp. Tecnologica SA	1,527,116	15,098
	Zardoya Otis SA	1,191,557	13,570
*	Acerinox SA	868,628	12,932
*	Acciona SA	176,402	12,610
*	Fomento de Construcciones y Contratas SA	913,157	11,304
	Banco Santander SA ADR	1,665,671	11,143
*	Merlin Properties Socimi SA	850,940	10,203
*,^ Abengoa SA		3,452,783	10,202

	Ebro Foods SA	583,181	9,923
	Grupo Catalana Occidente SA	311,980	8,920
	Indra Sistemas SA	786,003	8,030
	Tecnicas Reunidas SA	206,321	8,023
	Prosegur Cia de Seguridad SA	1,414,178	7,866
*	Inmobiliaria Colonial SA	11,338,975	7,684
*	Almirall SA	412,519	7,196
^	Obrascon Huarte Lain SA	268,071	6,194
^	Melia Hotels International SA	530,049	6,089
*	NH Hotel Group SA	1,186,957	5,860
	Corp Financiera Alba SA	118,763	5,672
	Atresmedia Corp. de Medios de Comunicacion SA	377,360	5,545
*	Applus Services SA	507,148	5,305
*	Cia de Distribucion Integral Logista Holdings SAU	252,460	4,628
^	Construcciones y Auxiliar de Ferrocarriles SA	13,199	4,434
	CIE Automotive SA	285,583	4,111
*,^ Sacyr SA		1,105,213	4,087
*	Liberbank SA	5,457,801	3,846
*	Zeltia SA	1,063,690	3,622
*	Faes Farma SA	1,585,392	3,228
	Ence Energia y Celulosa S.A	927,338	2,773
*,^ Promotora de Informaciones SA		9,807,646	2,601
	Duro Felguera SA	448,565	1,800
	Papeles y Cartones de Europa SA	301,266	1,448
*,^ Deoleo SA		2,884,888	1,304
	Tubos Reunidos SA	707,792	1,268
*,^ Abengoa SA		225,626	721
	Tubacex SA	244,631	716
*,^ Realia Business SA		476,200	328
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 02/12/2015	171,858	87
*,^ Let's GOWEX SA		155,449	—
*	Pescanova SA	63,151	—
			3,074,950
Sweden (2.2%)
*	Nordea Bank AB	21,678,804	275,229
	Hennes & Mauritz AB Class B	6,478,696	266,513
	Telefonaktiebolaget LM Ericsson Class B	20,344,232	246,659
	Swedbank AB Class A	7,125,296	172,367
	Svenska Handelsbanken AB Class A	3,276,883	155,173
	Atlas Copco AB Class A	4,224,841	125,092
	Volvo AB Class B	10,404,763	121,811
	Skandinaviska Enskilda Banken AB Class A	9,917,852	119,427
	Assa Abloy AB Class B	2,134,636	116,581
	Investor AB Class B	3,086,978	112,331
	Svenska Cellulosa AB SCA Class B	3,960,248	95,458
	TeliaSonera AB	14,776,354	91,048
	Sandvik AB	7,375,930	77,422
	Atlas Copco AB Class B	2,668,525	72,987
	SKF AB	2,834,330	66,810
*	Hexagon AB Class B	1,726,437	54,664
	Skanska AB Class B	2,454,981	54,413
	Electrolux AB Class B	1,517,433	46,704
	Swedish Match AB	1,357,427	44,194
	Investment AB Kinnevik	1,396,985	41,747
	Alfa Laval AB	2,144,652	39,837
	Getinge AB	1,251,251	30,840
	Trelleborg AB Class B	1,651,090	29,860

	Boliden AB	1,862,805	29,100
	Meda AB Class A	1,862,715	26,235
^	Elekta AB Class B	2,404,226	25,772
	Securitas AB Class B	2,086,121	25,428
	Industrivarden AB Class A	1,319,049	24,705
	Tele2 AB	2,101,142	23,770
^	ICA Gruppen AB	519,424	19,957
	Industrivarden AB	1,117,666	19,906
*	Lundin Petroleum AB	1,457,221	18,905
	NCC AB Class B	559,411	18,088
	Castellum AB	1,112,722	17,497
	Husqvarna AB	2,504,342	17,393
	Hexpol AB	170,044	17,060
	BillerudKorsnas AB	1,053,434	15,991
	Fabege AB	894,629	12,212
	Loomis AB Class B	410,145	12,136
	Holmen AB	336,116	12,127
*	Swedish Orphan Biovitrum AB	1,088,375	11,408
	Wallenstam AB	683,567	11,317
	JM AB	342,479	11,273
	Axfood AB	177,540	10,775
*	Betsson AB	274,929	10,303
	Modern Times Group MTG AB Class B	363,304	10,282
	Nibe Industrier AB Class B	396,492	10,072
	Hufvudstaden AB Class A	757,564	9,923
	Kungsleden AB	1,263,897	9,682
	AAK AB	171,544	9,318
*	Fastighets AB Balder	626,384	9,059
	Wihlborgs Fastigheter AB	451,360	8,834
	Indutrade AB	214,224	8,719
	Ratos AB	1,333,839	8,334
	L E Lundbergforetagen AB Class B	183,346	8,020
	Peab AB	1,072,311	7,712
*,^ SSAB AB Class A		1,502,944	7,299
	Saab AB Class B	284,455	6,924
	Intrum Justitia AB	257,526	6,853
^	Axis Communications AB	255,285	6,834
^	Avanza Bank Holding AB	181,152	5,975
*	Hemfosa Fastigheter AB	271,330	5,823
*,^ AF AB		372,242	5,702
*	Com Hem Holding AB	722,714	5,588
*	SSAB AB Class B	1,245,183	5,359
	Nobia AB	472,135	4,093
	Sanitec Oyj	348,878	3,994
	Haldex AB	294,573	3,978
^	Klovern AB Preference Shares	97,210	3,920
	Concentric AB	300,300	3,836
^	Melker Schorling AB	71,746	3,805
*	Lindab International AB	393,657	3,259
*	Investment AB Oresund	137,628	2,745
	Clas Ohlson AB	177,273	2,741
*	Klovern AB	2,673,117	2,665
	Mekonomen AB	107,773	2,532
*	Rezidor Hotel Group AB	646,002	2,425
*,^ Qliro Group AB		969,622	1,871
*,^ SAS AB		920,057	1,841
	Fastighets AB Balder Preference Shares	40,781	1,784

Sagax AB Preference Shares	364,874	1,630
Bure Equity AB	344,881	1,615
Nordnet AB	468,464	1,570
SkiStar AB	132,689	1,356
KappAhl AB	198,987	1,002
NCC AB Class A	27,653	895
*,^ Active Biotech AB	303,528	670
*,^ Eniro AB	551,578	340
* Klovern AB	242,122	252
		3,059,656
Switzerland (6.1%)
Nestle SA	21,768,643	1,662,493
Novartis AG	15,896,931	1,549,200
Roche Holding AG	4,796,373	1,292,706
* UBS Group AG	24,069,083	403,423
Zurich Insurance Group AG	1,006,910	333,870
ABB Ltd.	15,644,475	300,784
Cie Financiere Richemont SA	3,487,570	289,741
Credit Suisse Group AG	10,894,831	229,400
Swiss Re AG	2,336,745	210,792
Syngenta AG	626,582	204,099
Givaudan SA	63,095	115,011
Holcim Ltd.	1,553,924	108,639
Swisscom AG	155,567	91,212
Geberit AG	256,765	87,722
Adecco SA	1,132,272	84,585
Swatch Group AG (Bearer)	207,180	82,398
Actelion Ltd.	661,249	73,042
SGS SA	34,943	66,283
Julius Baer Group Ltd.	1,493,387	60,757
Sika AG	14,347	49,275
Swiss Life Holding AG	219,680	49,022
Kuehne & Nagel International AG	345,322	47,535
Sonova Holding AG	355,304	46,679
Schindler Holding AG	301,634	44,674
Chocoladefabriken Lindt & Sprungli AG	696	43,844
Lonza Group AG	353,630	41,883
Baloise Holding AG	319,463	41,584
*,^ Transocean Ltd.	2,355,147	37,593
Aryzta AG	493,328	36,985
Chocoladefabriken Lindt & Sprungli AG	6,468	33,666
Swiss Prime Site AG	375,832	32,601
Partners Group Holding AG	120,723	32,308
*,^ Dufry AG	218,792	32,141
Clariant AG	1,833,921	29,464
PSP Swiss Property AG	271,029	27,976
Galenica AG	33,301	26,760
Swatch Group AG (Registered)	325,805	23,951
BB Biotech AG	77,225	21,833
Helvetia Holding AG	41,132	20,981
Schindler Holding AG (Registered)	142,741	20,785
GAM Holding AG	1,112,861	19,667
EMS-Chemie Holding AG	49,873	19,266
Sulzer AG	158,585	16,791
Georg Fischer AG	27,943	16,757
* ams AG	383,829	15,024
Logitech International SA	974,926	14,336

	Flughafen Zuerich AG	20,982	14,285
	Pargesa Holding SA	196,157	14,173
	DKSH Holding AG	180,845	13,729
	OC Oerlikon Corp. AG	1,172,424	13,336
	Barry Callebaut AG	13,151	13,113
	Kaba Holding AG Class B	25,588	12,861
	Straumann Holding AG	52,463	11,850
	Panalpina Welttransport Holding AG	93,595	11,461
	Banque Cantonale Vaudoise	19,440	11,342
	Bucher Industries AG	43,526	10,678
	Allreal Holding AG	64,577	10,153
	Mobimo Holding AG	42,199	9,746
	Valiant Holding AG	107,615	8,782
	Forbo Holding AG	8,873	8,579
*	Cembra Money Bank AG	140,443	8,543
	Temenos Group AG	267,867	8,153
	Tecan Group AG	76,343	7,704
	Belimo Holding AG	3,115	7,209
	Vontobel Holding AG	212,798	7,113
	Leonteq AG	31,920	7,040
	Burckhardt Compression Holding AG	21,431	6,629
	Kuoni Reisen Holding AG	19,129	6,422
	St. Galler Kantonalbank AG	15,095	5,732
	Aryzta AG	76,275	5,690
	Autoneum Holding AG	32,267	5,401
	Implenia AG	96,819	5,296
^	Cosmo Pharmaceuticals SPA	33,752	5,061
	Gategroup Holding AG	178,294	4,949
	Schweiter Technologies AG	6,220	4,771
	Emmi AG	14,490	4,732
	Rieter Holding AG	31,533	4,574
	Valora Holding AG	18,708	4,526
	Huber & Suhner AG	99,942	4,449
	Daetwyler Holding AG	35,262	4,207
*,^ Meyer Burger Technology AG		618,192	3,835
	Ascom Holding AG	233,798	3,601
*	Basilea Pharmaceutica	28,399	3,278
	VZ Holding AG	18,570	3,228
*	Schmolz & Bickenbach AG	3,331,643	2,969
	Zehnder Group AG	68,074	2,968
	Liechtensteinische Landesbank AG	68,177	2,888
	EFG International AG	263,336	2,842
	Kudelski SA	237,118	2,716
	Siegfried Holding AG	14,881	2,479
	Basler Kantonalbank	32,241	2,230
^	AFG Arbonia-Forster Holding AG	119,303	2,140
	BKW AG	69,453	2,075
	Vetropack Holding AG	1,427	2,071
	Swissquote Group Holding SA	67,865	1,766
	VP Bank AG	21,651	1,747
^	Alpiq Holding AG	17,426	1,231
*	Orascom Development Holding AG	68,331	1,175
^	Bachem Holding AG	16,220	757
	Cie Financiere Tradition SA	11,429	515
*	Von Roll Holding AG	359,027	508
			8,418,846

Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	143,060,063	629,125
Hon Hai Precision Industry Co. Ltd.	86,656,511	237,785
MediaTek Inc.	9,970,807	151,609
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,097,662	93,058
Delta Electronics Inc.	13,850,240	84,596
Formosa Plastics Corp.	33,467,091	80,764
Fubon Financial Holding Co. Ltd.	49,611,018	78,613
Nan Ya Plastics Corp.	38,991,907	78,344
Cathay Financial Holding Co. Ltd.	54,238,012	77,671
China Steel Corp.	84,915,848	71,940
Formosa Chemicals & Fibre Corp.	30,054,645	64,313
CTBC Financial Holding Co. Ltd.	101,235,515	64,219
Largan Precision Co. Ltd.	685,376	56,994
Chunghwa Telecom Co. Ltd.	18,496,456	55,897
Mega Financial Holding Co. Ltd.	68,336,873	52,144
Asustek Computer Inc.	4,886,168	51,068
Uni-President Enterprises Corp.	31,787,274	50,651
Quanta Computer Inc.	18,006,950	43,883
Catcher Technology Co. Ltd.	4,909,800	42,934
Hotai Motor Co. Ltd.	2,801,000	40,247
Taiwan Mobile Co. Ltd.	11,468,400	37,816
Advanced Semiconductor Engineering Inc.	28,423,201	35,692
Yuanta Financial Holding Co. Ltd.	67,462,825	32,364
China Development Financial Holding Corp.	96,786,856	31,784
Pegatron Corp.	11,529,639	30,658
Cheng Shin Rubber Industry Co. Ltd.	12,666,828	30,533
Innolux Corp.	62,749,024	30,230
President Chain Store Corp.	3,856,116	29,643
Taiwan Cement Corp.	21,914,700	29,587
First Financial Holding Co. Ltd.	50,187,082	29,237
United Microelectronics Corp.	59,782,175	28,949
E.Sun Financial Holding Co. Ltd.	45,643,683	28,079
Formosa Petrochemical Corp.	13,020,950	27,740
Far Eastern New Century Corp.	26,833,693	27,007
Far EasTone Telecommunications Co. Ltd.	10,973,000	26,808
Hua Nan Financial Holdings Co. Ltd.	47,689,531	26,510
* HTC Corp.	5,120,792	25,387
* Inotera Memories Inc.	17,495,002	25,014
Pou Chen Corp.	18,024,517	24,685
SinoPac Financial Holdings Co. Ltd.	58,559,694	23,832
Taishin Financial Holding Co. Ltd.	56,062,407	22,986
^ Chunghwa Telecom Co. Ltd. ADR	746,976	22,439
Taiwan Cooperative Financial Holding Co. Ltd.	42,333,042	21,833
Novatek Microelectronics Corp.	3,885,275	21,371
Compal Electronics Inc.	28,236,689	20,591
Foxconn Technology Co. Ltd.	7,221,705	19,554
Asia Cement Corp.	15,746,567	18,984
Hermes Microvision Inc.	386,509	18,250
Advanced Semiconductor Engineering Inc. ADR	2,756,879	18,223
Siliconware Precision Industries Co. Ltd. ADR	2,128,815	18,223
Lite-On Technology Corp.	14,595,426	17,989
Advantech Co. Ltd.	2,310,851	17,255
AU Optronics Corp.	31,513,640	17,134
China Life Insurance Co. Ltd.	20,430,382	17,124
Giant Manufacturing Co. Ltd.	1,937,319	16,909
Siliconware Precision Industries Co. Ltd.	9,683,000	16,328

Chailease Holding Co. Ltd.	6,844,510	16,155
AU Optronics Corp. ADR	2,805,774	15,712
Inventec Corp.	21,055,315	15,551
Wistron Corp.	15,976,049	14,565
Eclat Textile Co. Ltd.	1,336,011	13,831
Shin Kong Financial Holding Co. Ltd.	46,725,811	13,026
* Acer Inc.	19,590,682	12,710
Synnex Technology International Corp.	8,782,463	12,624
WPG Holdings Ltd.	10,086,553	12,523
Chang Hwa Commercial Bank Ltd.	21,753,267	12,274
Hiwin Technologies Corp.	1,459,298	12,006
Merida Industry Co. Ltd.	1,720,232	11,882
Teco Electric and Machinery Co. Ltd.	12,360,000	11,538
Epistar Corp.	6,436,760	11,403
Highwealth Construction Corp.	5,585,600	11,322
TPK Holding Co. Ltd.	1,703,695	11,037
United Microelectronics Corp. ADR	4,418,462	10,516
Ruentex Industries Ltd.	4,844,340	10,502
Chicony Electronics Co. Ltd.	3,810,883	10,457
* Eva Airways Corp.	12,660,178	9,765
Simplo Technology Co. Ltd.	1,965,443	9,645
Radiant Opto-Electronics Corp.	3,027,948	9,579
Realtek Semiconductor Corp.	3,152,215	9,558
Vanguard International Semiconductor Corp.	5,428,000	9,194
Ruentex Development Co. Ltd.	6,067,304	9,108
Taiwan Fertilizer Co. Ltd.	4,982,000	8,680
Yulon Motor Co. Ltd.	5,905,015	8,624
Chipbond Technology Corp.	4,176,000	8,536
Kenda Rubber Industrial Co. Ltd.	4,206,838	8,512
* China Airlines Ltd.	15,867,646	8,029
* Evergreen Marine Corp. Taiwan Ltd.	11,242,979	8,011
Powertech Technology Inc.	4,826,955	7,986
Wan Hai Lines Ltd.	7,505,325	7,960
Zhen Ding Technology Holding Ltd.	2,787,355	7,813
Airtac International Group	897,600	7,793
Yageo Corp.	4,348,407	7,788
Tripod Technology Corp.	3,454,023	7,479
Feng TAY Enterprise Co. Ltd.	1,993,011	7,455
King's Town Bank Co. Ltd.	6,987,000	7,374
CTCI Corp.	4,635,000	7,324
Formosa Taffeta Co. Ltd.	6,980,000	7,048
* Taiwan Business Bank	24,272,905	7,046
* Walsin Lihwa Corp.	22,566,000	6,965
Taiwan Glass Industry Corp.	8,983,747	6,529
Clevo Co.	4,211,796	6,373
Far Eastern Department Stores Ltd.	7,461,977	6,366
King Slide Works Co. Ltd.	440,000	6,341
Phison Electronics Corp.	892,510	6,327
King Yuan Electronics Co. Ltd.	7,533,000	6,293
Everlight Electronics Co. Ltd.	2,600,497	6,238
Makalot Industrial Co. Ltd.	1,113,691	6,232
Unimicron Technology Corp.	8,962,750	6,138
Transcend Information Inc.	1,913,363	6,097
Kinsus Interconnect Technology Corp.	1,849,000	5,926
Chroma ATE Inc.	2,365,800	5,897
* Winbond Electronics Corp.	18,629,000	5,841
* China Petrochemical Development Corp.	15,570,647	5,819

TSRC Corp.	4,885,626	5,811
Yungtay Engineering Co. Ltd.	2,470,000	5,710
MIN AIK Technology Co. Ltd.	1,189,000	5,554
Eternal Materials Co. Ltd.	5,535,001	5,438
Sino-American Silicon Products Inc.	3,464,428	5,430
Asia Pacific Telecom Co. Ltd.	10,858,848	5,202
Standard Foods Corp.	2,417,967	5,197
Micro-Star International Co. Ltd.	4,647,000	5,177
* Macronix International	23,708,878	5,135
Nan Kang Rubber Tire Co. Ltd.	4,892,209	5,132
Win Semiconductors Corp.	4,863,000	5,108
* Yang Ming Marine Transport Corp.	9,463,553	5,096
China Steel Chemical Corp.	1,038,000	5,019
PChome Online Inc.	445,979	4,990
Taiwan Secom Co. Ltd.	1,905,920	4,955
* eMemory Technology Inc.	477,000	4,946
Coretronic Corp.	3,470,000	4,897
St. Shine Optical Co. Ltd.	311,000	4,891
Capital Securities Corp.	14,824,175	4,834
Richtek Technology Corp.	943,105	4,780
Cheng Uei Precision Industry Co. Ltd.	2,615,485	4,614
U-Ming Marine Transport Corp.	2,891,000	4,468
Oriental Union Chemical Corp.	4,875,700	4,445
Tainan Spinning Co. Ltd.	8,073,193	4,366
Compeq Manufacturing Co. Ltd.	7,641,000	4,356
Neo Solar Power Corp.	5,024,831	4,328
* Qisda Corp.	9,505,880	4,276
* Kinpo Electronics	9,062,000	4,234
Parade Technologies Ltd.	424,805	4,229
Elan Microelectronics Corp.	2,679,000	4,189
Tung Ho Steel Enterprise Corp.	5,619,842	4,189
Far Eastern International Bank	12,446,090	4,164
HannStar Display Corp.	16,837,060	4,145
Poya International Co. Ltd.	494,222	4,131
Gigabyte Technology Co. Ltd.	3,356,000	4,125
* Sanyang Motor Co. Ltd.	4,720,540	4,120
Firich Enterprises Co. Ltd.	1,170,879	4,055
Taichung Commercial Bank Co. Ltd.	12,149,707	4,010
China Motor Corp.	4,667,000	4,005
Casetek Holdings Ltd.	702,000	3,986
Formosa International Hotels Corp.	389,455	3,934
Wowprime Corp.	435,015	3,915
Chin-Poon Industrial Co. Ltd.	2,281,000	3,864
Feng Hsin Iron & Steel Co.	3,159,000	3,864
Tong Yang Industry Co. Ltd.	3,274,126	3,852
* Tatung Co. Ltd.	13,750,738	3,843
Kerry TJ Logistics Co. Ltd.	3,009,000	3,799
Merry Electronics Co. Ltd.	1,139,976	3,772
* Medigen Biotechnology Corp.	733,032	3,760
Shinkong Synthetic Fibers Corp.	10,923,451	3,740
YFY Inc.	8,995,515	3,708
Jih Sun Financial Holdings Co. Ltd.	13,922,491	3,670
Lung Yen Life Service Corp.	1,358,000	3,627
Tong Hsing Electronic Industries Ltd.	999,259	3,626
Wistron NeWeb Corp.	1,680,293	3,605
WT Microelectronics Co. Ltd.	2,384,873	3,482
Depo Auto Parts Ind Co. Ltd.	903,000	3,450

China Synthetic Rubber Corp.	3,304,000	3,366
* Goldsun Development & Construction Co. Ltd.	9,799,830	3,344
Great Wall Enterprise Co. Ltd.	3,780,920	3,338
USI Corp.	5,919,105	3,335
Ton Yi Industrial Corp.	5,147,850	3,309
Cathay Real Estate Development Co. Ltd.	6,185,000	3,288
Grand Pacific Petrochemical	5,951,000	3,254
FLEXium Interconnect Inc.	1,352,804	3,212
TA Chen Stainless Pipe	4,743,500	3,159
* PharmaEngine Inc.	376,000	3,150
Taiwan Hon Chuan Enterprise Co. Ltd.	1,720,629	3,130
Ginko International Co. Ltd.	318,000	3,121
Sercomm Corp.	1,440,000	3,069
* Ta Chong Bank Ltd.	9,053,659	3,033
AcBel Polytech Inc.	2,656,000	3,022
Huaku Development Co. Ltd.	1,647,087	3,014
Taiwan Paiho Ltd.	1,777,300	3,005
Formosan Rubber Group Inc.	2,930,000	2,990
* Primax Electronics Ltd.	2,246,000	2,980
President Securities Corp.	5,774,926	2,947
TTY Biopharm Co. Ltd.	1,434,780	2,938
AmTRAN Technology Co. Ltd.	5,167,716	2,934
* FocalTech Systems Co. Ltd.	2,544,200	2,914
Mitac Holdings Corp.	3,828,997	2,907
Grape King Bio Ltd.	708,000	2,907
Prince Housing & Development Corp.	7,607,559	2,905
ScinoPharm Taiwan Ltd.	1,709,318	2,865
Motech Industries Inc.	2,107,100	2,819
* China Man-Made Fiber Corp.	7,707,000	2,789
Faraday Technology Corp.	2,291,110	2,783
San Shing Fastech Corp.	1,156,468	2,772
Lien Hwa Industrial Corp.	4,186,767	2,744
Ardentec Corp.	3,215,792	2,731
Farglory Land Development Co. Ltd.	2,321,815	2,712
Flytech Technology Co. Ltd.	748,775	2,666
Taiwan PCB Techvest Co. Ltd.	1,659,153	2,657
* E Ink Holdings Inc.	5,816,000	2,612
Elite Material Co. Ltd.	1,908,965	2,572
Cleanaway Co. Ltd.	523,000	2,558
* Voltronic Power Technology Corp.	281,000	2,535
Taiwan Sogo Shin Kong SEC	2,056,950	2,509
Taiwan Surface Mounting Technology Co. Ltd.	1,932,684	2,509
Gigasolar Materials Corp.	164,600	2,505
Cheng Loong Corp.	6,149,600	2,494
A-DATA Technology Co. Ltd.	1,448,087	2,492
LCY Chemical Corp.	4,736,288	2,483
* CMC Magnetics Corp.	17,308,000	2,432
Hey Song Corp.	2,013,500	2,427
Career Technology MFG. Co. Ltd.	2,294,000	2,422
Radium Life Tech Co. Ltd.	4,676,515	2,420
* Mercuries Life Insurance Co. Ltd.	4,419,733	2,412
Elite Semiconductor Memory Technology Inc.	1,553,000	2,403
China Bills Finance Corp.	6,677,000	2,400
Chong Hong Construction Co. Ltd.	1,149,968	2,355
Wei Chuan Foods Corp.	2,898,000	2,343
* TWi Pharmaceuticals Inc.	308,000	2,338
Greatek Electronics Inc.	1,938,000	2,333

* Lextar Electronics Corp.	2,445,000	2,321
YungShin Global Holding Corp.	1,346,000	2,294
* Hota Industrial Manufacturing Co. Ltd.	1,263,000	2,260
Sigurd Microelectronics Corp.	2,366,000	2,253
D-Link Corp.	3,999,480	2,242
* Taigen Biopharmaceuticals Holdings Ltd.	1,900,000	2,234
Long Bon International Co. Ltd.	3,016,000	2,217
IEI Integration Corp.	1,406,694	2,207
* Center Laboratories Inc.	786,000	2,191
Wah Lee Industrial Corp.	1,272,000	2,168
Everlight Chemical Industrial Corp.	2,607,464	2,164
* Shining Building Business Co. Ltd.	3,726,380	2,143
TXC Corp.	1,770,979	2,140
BES Engineering Corp.	8,910,000	2,132
Yieh Phui Enterprise Co. Ltd.	7,349,596	2,132
Universal Cement Corp.	2,488,097	2,126
Sitronix Technology Corp.	642,000	2,102
Test Research Inc.	1,301,503	2,101
Namchow Chemical Industrial Co. Ltd.	1,146,000	2,081
* Nan Ya Printed Circuit Board Corp.	1,481,059	2,081
Soft-World International Corp.	654,620	2,074
Masterlink Securities Corp.	6,346,436	2,067
Aten International Co. Ltd.	781,000	2,057
Kindom Construction Corp.	2,312,000	2,056
* Microbio Co. Ltd.	2,383,907	2,039
Dynapack International Technology Corp.	895,000	2,038
* Ichia Technologies Inc.	1,924,000	2,034
Taiwan TEA Corp.	3,631,000	2,030
Pixart Imaging Inc.	722,711	2,023
Gourmet Master Co. Ltd.	369,000	2,007
Solar Applied Materials Technology Co.	2,407,740	2,002
* Taiwan Liposome Co. Ltd.	259,000	2,000
UPC Technology Corp.	5,373,767	1,998
Taiwan Acceptance Corp.	836,000	1,995
Shin Zu Shing Co. Ltd.	891,000	1,985
Evergreen International Storage & Transport Corp.	3,409,000	1,982
* Asia Optical Co. Inc.	1,455,000	1,958
China Metal Products	1,934,243	1,958
Syncmold Enterprise Corp.	918,000	1,949
* Taiwan FamilyMart Co. Ltd.	320,000	1,948
Silergy Corp.	266,000	1,941
* Ritek Corp.	16,363,000	1,923
* Chimei Materials Technology Corp.	1,904,000	1,923
Lotes Co. Ltd.	439,000	1,916
* Brogent Technologies Inc.	158,000	1,903
Taiwan Cogeneration Corp.	2,426,550	1,901
Hung Sheng Construction Ltd.	3,093,000	1,900
Ambassador Hotel	2,130,000	1,899
Continental Holdings Corp.	5,250,900	1,895
* Ho Tung Chemical Corp.	5,559,250	1,891
Long Chen Paper Co. Ltd.	4,307,613	1,879
* Rich Development Co. Ltd.	4,435,000	1,876
Johnson Health Tech Co. Ltd.	745,408	1,870
Chlitina Holding Ltd.	367,300	1,866
Zeng Hsing Industrial Co. Ltd.	371,000	1,862
ITEQ Corp.	2,250,140	1,856
Gloria Material Technology Corp.	2,612,824	1,843

* Adlink Technology Inc.	745,000	1,823
* Walsin Technology Corp.	4,682,954	1,817
Great China Metal Industry	1,853,000	1,812
* Kuo Toong International Co. Ltd.	1,135,000	1,806
Rechi Precision Co. Ltd.	1,798,596	1,802
Mercuries & Associates Holding Ltd.	2,735,641	1,781
* Genius Electronic Optical Co. Ltd.	513,363	1,779
Visual Photonics Epitaxy Co. Ltd.	1,755,750	1,779
Unity Opto Technology Co. Ltd.	1,899,409	1,759
* Lealea Enterprise Co. Ltd.	5,870,197	1,749
Test-Rite International Co. Ltd.	2,641,314	1,749
Sincere Navigation Corp.	2,114,000	1,732
CyberTAN Technology Inc.	2,281,000	1,727
Unitech Printed Circuit Board Corp.	3,920,248	1,718
Accton Technology Corp.	3,483,800	1,717
* Etron Technology Inc.	2,823,000	1,715
Federal Corp.	2,876,096	1,700
* Li Peng Enterprise Co. Ltd.	4,637,443	1,699
Holtek Semiconductor Inc.	932,000	1,694
Systex Corp.	923,000	1,680
* Pihsiang Machinery Manufacturing Co. Ltd.	779,000	1,677
Asia Polymer Corp.	2,255,300	1,664
Topco Scientific Co. Ltd.	919,178	1,660
Holy Stone Enterprise Co. Ltd.	1,228,500	1,654
Sinyi Realty Inc.	1,490,348	1,652
* Taiwan Life Insurance Co. Ltd.	2,407,577	1,646
Altek Corp.	1,396,353	1,645
Huang Hsiang Construction Corp.	1,145,000	1,645
* Gold Circuit Electronics Ltd.	2,329,000	1,623
KEE TAI Properties Co. Ltd.	2,614,740	1,616
YC INOX Co. Ltd.	2,105,000	1,613
International Games System Co. Ltd.	342,000	1,597
Taiwan Semiconductor Co. Ltd.	1,537,000	1,593
Tong-Tai Machine & Tool Co. Ltd.	1,567,626	1,585
* Posiflex Technology Inc.	342,000	1,577
* Gigastorage Corp.	1,936,096	1,563
Toung Loong Textile Manufacturing	574,000	1,557
* King's Town Construction Co. Ltd.	1,845,854	1,556
* G Tech Optoelectronics Corp.	1,697,334	1,546
Chung Hsin Electric & Machinery Manufacturing Corp.	2,415,250	1,545
* Elite Advanced Laser Corp.	479,000	1,537
Pan-International Industrial Corp.	2,604,991	1,534
* E-Ton Solar Tech Co. Ltd.	3,062,096	1,525
* Gintech Energy Corp.	2,248,149	1,517
Taiwan Land Development Corp.	4,186,387	1,516
Green Seal Holding Ltd.	318,900	1,514
Kinik Co.	755,000	1,508
Senao International Co. Ltd.	925,000	1,498
Nan Liu Enterprise Co. Ltd.	340,000	1,494
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	561,000	1,494
* Topkey Corp.	392,000	1,476
ALI Corp.	1,838,000	1,455
Global Unichip Corp.	522,000	1,449
GeoVision Inc.	391,189	1,447
Unizyx Holding Corp.	2,666,000	1,444
Yulon Nissan Motor Co. Ltd.	154,179	1,425
Elitegroup Computer Systems Co. Ltd.	1,649,441	1,423

Taiflex Scientific Co. Ltd.	996,852	1,420
Taiwan Styrene Monomer	3,358,342	1,407
Weltrend Semiconductor	1,366,500	1,407
Getac Technology Corp.	2,304,000	1,399
OptoTech Corp.	3,319,000	1,397
Asia Vital Components Co. Ltd.	1,819,148	1,382
CSBC Corp. Taiwan	2,583,100	1,354
* Chung Hung Steel Corp.	5,892,240	1,350
Global Mixed Mode Technology Inc.	463,000	1,342
Sonix Technology Co. Ltd.	924,000	1,331
Sampo Corp.	3,267,000	1,320
Gemtek Technology Corp.	1,807,564	1,318
Zinwell Corp.	1,311,000	1,315
Alpha Networks Inc.	2,359,000	1,306
* Lotus Pharmaceutical Co. Ltd.	449,000	1,301
United Integrated Services Co. Ltd.	1,318,000	1,282
Ability Enterprise Co. Ltd.	2,150,000	1,276
* Sunplus Technology Co. Ltd.	3,177,000	1,274
CHC Healthcare Group	639,333	1,270
Kuoyang Construction Co. Ltd.	2,939,696	1,268
Lingsen Precision Industries Ltd.	2,578,000	1,267
Nien Hsing Textile Co. Ltd.	1,536,468	1,259
* HannsTouch Solution Inc.	5,094,000	1,210
* Pan Jit International Inc.	2,692,000	1,203
Quanta Storage Inc.	1,051,000	1,180
HUA ENG Wire & Cable	3,731,000	1,179
* Concord Securities Corp.	4,552,219	1,166
Vivotek Inc.	370,146	1,161
* Darwin Precisions Corp.	2,466,000	1,160
Jentech Precision Industrial Co. Ltd.	475,354	1,133
Chia Hsin Cement Corp.	2,505,112	1,103
Cyberlink Corp.	372,578	1,081
Taiwan Fire & Marine Insurance Co. Ltd.	1,481,000	1,057
China Chemical & Pharmaceutical Co. Ltd.	1,627,000	1,051
Taiwan Sanyo Electric Co. Ltd.	1,094,750	1,051
China General Plastics Corp.	2,207,920	1,049
* Solartech Energy Corp.	1,754,364	1,045
Infortrend Technology Inc.	1,823,000	1,032
Lite-On Semiconductor Corp.	1,453,439	1,032
Hung Poo Real Estate Development Corp.	1,371,946	1,023
* Wafer Works Corp.	2,264,674	1,013
Chun Yuan Steel	2,710,653	989
Basso Industry Corp.	716,000	986
Jess-Link Products Co. Ltd.	923,458	977
* TYC Brother Industrial Co. Ltd.	1,309,000	929
* Via Technologies Inc.	2,623,500	911
Microlife Corp.	399,400	907
* Silicon Integrated Systems Corp.	3,202,000	897
* Chung Hwa Pulp Corp.	3,199,820	890
* Green Energy Technology Inc.	1,525,405	884
ITE Technology Inc.	731,625	867
WUS Printed Circuit Co. Ltd.	1,816,000	859
* Dynamic Electronics Co. Ltd.	1,867,000	850
Young Optics Inc.	402,000	845
Darfon Electronics Corp.	1,462,000	821
Sunrex Technology Corp.	1,288,000	818
ACES Electronic Co. Ltd.	605,000	796

Hsin Kuang Steel Co. Ltd.	1,400,000	783
* China Electric Manufacturing Corp.	2,279,000	770
* Genesis Photonics Inc.	1,546,931	768
L&K Engineering Co. Ltd.	977,000	760
Phihong Technology Co. Ltd.	1,381,000	758
Champion Building Materials Co. Ltd.	2,475,000	741
Globe Union Industrial Corp.	1,505,625	736
Shih Wei Navigation Co. Ltd.	1,261,457	725
Bank of Kaohsiung Co. Ltd.	2,457,895	702
Eastern Media International Corp.	2,101,195	700
* Chinese Gamer International Corp.	347,000	684
FSP Technology Inc.	838,478	675
* First Steamship Co. Ltd.	1,219,000	673
Chinese Maritime Transport Ltd.	631,000	673
* AGV Products Corp.	2,660,265	670
Newmax Technology Co. Ltd.	532,294	648
Ta Ya Electric Wire & Cable	3,136,950	643
Taiyen Biotech Co. Ltd.	777,979	606
AV Tech Corp.	372,000	597
* LES Enphants Co. Ltd.	1,108,461	596
* Tyntek Corp.	1,461,246	594
Tsann Kuen Enterprise Co. Ltd.	582,000	592
* Global Brands Manufacture Ltd.	1,714,462	583
* Microelectronics Technology Inc.	1,313,000	581
* Entire Technology Co. Ltd.	798,617	564
* Giantplus Technology Co. Ltd.	1,443,000	549
* Young Fast Optoelectronics Co. Ltd.	754,143	543
Advanced International Multitech Co. Ltd.	646,000	504
Taiwan Navigation Co. Ltd.	747,000	495
ENG Electric Co. Ltd.	802,135	493
Taiwan Mask Corp.	1,546,000	491
* Mosel Vitelic Inc.	2,174,000	485
KYE Systems Corp.	1,229,892	462
Sheng Yu Steel Co. Ltd.	715,000	458
* Globalwafers Co. Ltd.	156,210	456
* J Touch Corp.	729,000	443
Silitech Technology Corp.	619,405	437
Bright Led Electronics Corp.	730,000	338
Avermedia Technologies	859,000	297
* O-TA Precision Industry Co. Ltd.	530,000	282
* Tatung Co. Ltd. GDR	38,879	218
Waterland Financial Holdings Co. Ltd.	266,920	71
* Tyntek Corp Rights Exp. 03/04/2015	198,193	9
* ProMOS Technologies Inc.	5,975,000	—
		4,223,531
Thailand (0.6%)
Advanced Info Service PCL (Foreign)	6,120,100	45,729
* PTT PCL	3,467,200	36,659
* Siam Commercial Bank PCL (Local)	6,230,400	34,131
Kasikornbank PCL (Foreign)	4,596,100	31,405
Siam Cement PCL (Foreign)	2,042,200	31,053
CP ALL PCL (Foreign)	21,481,570	27,214
Intouch Holdings PCL	10,345,900	25,462
PTT PCL (Foreign)	2,366,115	25,017
Siam Commercial Bank PCL (Foreign)	4,402,600	23,919
* Kasikornbank PCL	3,382,600	22,885
Airports of Thailand PCL (Foreign)	2,205,300	21,760

PTT Exploration & Production PCL (Foreign)	6,269,369	20,473
Bangkok Bank PCL (Foreign)	3,250,100	19,054
* Bank of Ayudhya PCL (Local)	8,976,026	18,676
Big C Supercenter PCL	2,382,900	17,504
* True Corp. PCL	38,544,400	15,971
* Advanced Info Service PCL (Local)	1,997,192	14,923
Total Access Communication PCL	4,857,900	13,937
* Central Pattana PCL	9,190,486	12,528
* PTT Global Chemical PCL	7,002,000	12,083
* Minor International PCL	10,531,300	11,627
* Bumrungrad Hospital PCL	2,428,100	11,550
* PTT Exploration and Production PCL (Local)	3,261,400	10,873
* CP ALL PCL (Local)	8,519,600	10,793
TMB Bank PCL	112,734,300	10,664
Krung Thai Bank PCL (Foreign)	14,913,137	10,324
* Charoen Pokphand Foods PCL	12,905,800	9,925
* Bangkok Dusit Medical Services PCL	15,919,000	9,026
* Electricity Generating PCL	1,597,400	7,932
* Delta Electronics Thailand PCL	3,330,500	7,524
PTT Global Chemical PCL	4,225,236	7,291
* Airports of Thailand PCL	706,900	6,975
Glow Energy PCL (Foreign)	2,486,345	6,898
* Thai Union Frozen Products PCL (Foreign)	10,402,800	6,888
BTS Group Holdings PCL	22,924,500	6,877
* BEC World PCL	4,283,400	6,734
Thai Oil PCL (Foreign)	4,176,800	6,638
Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,386
Bank of Ayudhya PCL	3,023,848	6,292
* Krung Thai Bank PCL	8,965,800	6,207
* Siam City Cement PCL (Local)	474,617	6,200
* BTS Rail Mass Transit Growth Infrastructure Fund	19,180,624	5,985
* Land & Houses PCL	20,677,800	5,792
CPN Retail Growth Leasehold Property Fund	11,223,801	5,619
* True Corp. PCL	13,467,523	5,580
BTS Group Holdings PCL	16,254,048	4,829
Home Product Center PCL	19,025,849	4,732
Ratchaburi Electricity Generating Holding PCL	2,513,200	4,602
* Hemaraj Land and Development PCL	32,288,900	4,372
* Robinson Department Store PCL	3,181,800	4,351
* Thanachart Capital PCL	4,282,300	4,345
* IRPC PCL	39,338,300	4,105
* Sino-Thai Engineering & Construction PCL	5,125,942	4,099
* Indorama Ventures PCL	5,936,800	3,949
* Tisco Financial Group PCL	2,730,120	3,878
Bangkok Life Assurance PCL	2,433,920	3,861
BEC World PCL (Foreign)	2,370,905	3,764
Jasmine International PCL	15,089,900	3,749
* Central Plaza Hotel PCL	3,603,700	3,737
* Bangkok Land PCL	67,470,700	3,616
* Banpu PCL (Local)	4,823,100	3,579
* Thaicom PCL	2,912,000	3,460
* TMB Bank PCL	35,955,300	3,401
* Berli Jucker PCL	2,734,200	3,352
* Supalai PCL	4,191,400	3,115
* Samart Corp. PCL	2,494,800	3,083
* Bangkok Dusit Medical Services PCL	5,259,300	2,982
* Srisawad Power 1979 PCL	2,877,808	2,844

* Siam Global House PCL	7,856,641	2,824
Indorama Ventures PCL	4,205,648	2,798
IRPC PCL (Foreign)	28,064,000	2,724
Pruksa Real Estate PCL	2,710,500	2,661
* SPCG PCL	3,007,700	2,592
TTW PCL	6,920,300	2,573
* Hana Microelectronics PCL	2,095,500	2,570
* TPI Polene PCL	34,536,400	2,552
Hana Microelectronics PCL (Foreign)	2,059,900	2,526
* Bangchak Petroleum PCL	2,405,200	2,518
* Major Cineplex Group PCL	2,996,508	2,467
* LPN Development PCL	3,830,200	2,451
* VGI Global Media PCL	6,243,996	2,377
Bangkok Expressway PCL (Foreign)	1,876,200	2,239
* Jasmine International PCL	8,760,500	2,216
* Thai Union Frozen Products PCL	3,323,000	2,200
Kiatnakin Bank PCL	1,775,743	2,169
* MBK PCL	4,610,900	2,071
* Thai Oil PCL	1,316,100	2,057
* Italian-Thai Development PCL	7,424,785	1,993
Banpu PCL	2,537,400	1,883
* Pruksa Real Estate PCL	1,895,700	1,861
* Thai Vegetable Oil PCL	2,683,072	1,827
* Sri Trang Agro-Industry PCL	4,396,300	1,826
* Amata Corp. PCL	3,541,900	1,789
* Dynasty Ceramic PCL	9,799,000	1,781
VGI Global Media PCL	4,447,040	1,693
* Thai Reinsurance PCL	16,605,990	1,683
* Home Product Center PCL	6,440,262	1,602
* Thoresen Thai Agencies PCL	3,313,760	1,550
Bangkok Chain Hospital PCL	5,881,825	1,540
Quality Houses PCL	12,774,016	1,519
WHA Corp. PCL	1,256,062	1,438
* Quality Houses PCL	11,662,800	1,393
* Thai Airways International PCL (Foreign)	3,415,800	1,338
* Precious Shipping PCL	3,036,700	1,296
* Esso Thailand PCL	7,953,700	1,251
* Sansiri PCL (Local)	21,477,300	1,184
* Glow Energy PCL	423,900	1,176
Univentures PCL	4,060,200	1,168
* Cal-Comp Electronics Thailand PCL	10,057,632	1,137
* Italian-Thai Development PCL	3,968,600	1,075
* TTW PCL	2,807,900	1,053
Samart Corp. PCL	810,500	1,001
* Bangkok Expressway PCL	705,300	842
Asian Property Development PCL (Foreign)	4,332,944	799
* Sahaviriya Steel Industries PCL	96,407,100	795
* Kiatnakin Bank PCL	622,300	770
Sansiri PCL (Foreign)	14,838,699	722
* Bangkok Chain Hospital PCL	2,571,800	670
* Bangkok Life Assurance PCL	402,900	639
Siam Global House PCL	2,038,074	609
* Maybank Kim Eng Securities Thailand PCL	756,900	562
* Thoresen Thai Agencies PCL	1,057,100	555
* AP Thailand PCL	2,561,200	500
* Tata Steel Thailand PCL	18,449,500	456
* WHA Corp. PCL	401,985	454

* Thai Airways International PCL	964,500	450
* Saha-Union PCL	346,000	440
* Univentures PCL	1,381,400	397
* Minor International Warrants Exp. 11/03/2017	487,890	84
* Indorama Ventures PCL Warrants Exp. 08/24/2017	853,604	58
* Indorama Ventures Warrants Exp. 08/24/2018	656,618	43
* G Steel PCL	70	—
		848,275
Turkey (0.4%)
Turkiye Garanti Bankasi AS	14,305,879	60,153
Akbank TAS	11,167,605	40,684
* Turkcell Iletisim Hizmetleri AS	5,415,819	31,178
BIM Birlesik Magazalar AS	1,537,029	31,018
Turkiye Halk Bankasi AS	4,267,117	27,400
Turkiye Is Bankasi	9,194,017	26,651
Haci Omer Sabanci Holding AS (Bearer)	5,587,693	23,537
KOC Holding AS	4,344,077	22,525
Tupras Turkiye Petrol Rafinerileri AS	830,541	18,001
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,098,486	17,104
Turkiye Vakiflar Bankasi Tao	7,203,340	16,735
Eregli Demir ve Celik Fabrikalari TAS	9,287,735	16,650
* Turk Hava Yollari	3,751,367	14,317
Yapi ve Kredi Bankasi AS	5,919,208	12,237
* Anadolu Efes Biracilik Ve Malt Sanayii AS	1,318,843	11,571
Turk Telekomunikasyon AS	3,529,328	10,559
Coca-Cola Icecek AS	452,137	9,117
Ulker Biskuvi Sanayi AS	1,045,898	8,274
Arcelik AS	1,199,797	7,625
TAV Havalimanlari Holding AS	998,778	7,450
Ford Otomotiv Sanayi AS	473,674	6,569
Enka Insaat ve Sanayi AS	3,200,864	6,467
Tofas Turk Otomobil Fabrikasi AS	843,121	5,613
Turkiye Sise ve Cam Fabrikalari AS	3,499,042	5,462
Petkim Petrokimya Holding AS	3,113,013	4,853
Turkiye Sinai Kalkinma Bankasi AS	4,995,956	4,151
* Pegasus Hava Tasimaciligi AS	244,440	3,028
Dogus Otomotiv Servis ve Ticaret AS	531,995	3,022
Turk Traktor ve Ziraat Makineleri AS	89,478	2,956
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	3,459,714	2,830
Yazicilar Holding AS Class A	318,437	2,674
Aygaz AS	615,197	2,607
Aselsan Elektronik Sanayi Ve Ticaret AS	536,550	2,603
* Migros Ticaret AS	254,827	2,382
Koza Altin Isletmeleri AS	295,284	2,335
Trakya Cam Sanayii AS	1,563,292	2,293
* Tekfen Holding AS	854,829	2,002
Cimsa Cimento Sanayi VE Ticaret AS	266,112	1,876
* Sekerbank TAS	2,365,590	1,821
Aksa Akrilik Kimya Sanayii AS	468,079	1,814
Aksigorta AS	1,742,470	1,792
* Dogan Sirketler Grubu Holding AS	5,664,568	1,707
Is Gayrimenkul Yatirim Ortakligi AS	2,119,700	1,571
Gubre Fabrikalari TAS	594,563	1,351
Albaraka Turk Katilim Bankasi AS	1,743,718	1,229
Akfen Holding AS	596,177	1,224
* Vestel Elektronik Sanayi ve Ticaret AS	497,282	1,217
* Koza Anadolu Metal Madencilik Isletmeleri AS	1,641,853	1,137

Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	1,046
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	956
Bizim Toptan Satis Magazalari AS	130,763	949
* Zorlu Enerji Elektrik Uretim AS	1,011,368	922
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	1,386,443	898
Alarko Holding AS	409,805	716
Vakif Gayrimenkul Yatirim Ortakligi AS	543,064	666
Konya Cimento Sanayii AS	5,062	665
* Akenerji Elektrik Uretim AS	1,321,807	662
Turcas Petrol AS	603,765	582
Anadolu Cam Sanayii AS	583,540	478
* Ihlas Holding AS	3,143,110	359
		500,271
United Arab Emirates (0.2%)
Emaar Properties PJSC	23,993,895	43,733
First Gulf Bank PJSC	6,690,663	30,851
Abu Dhabi Commercial Bank PJSC	13,489,496	25,378
DP World Ltd.	1,136,179	22,293
Aldar Properties PJSC	21,600,714	13,940
Union National Bank PJSC	7,662,399	12,057
Dubai Islamic Bank PJSC	6,749,944	11,952
* Emaar Malls Group PJSC	14,364,417	10,864
* Arabtec Holding PJSC	13,642,669	10,744
Air Arabia PJSC	15,728,028	7,099
Dubai Financial Market	11,331,578	5,847
Al Waha Capital PJSC	6,757,162	5,796
Dubai Investments PJSC	5,289,657	3,125
* Dana Gas PJSC	22,760,200	2,840
* Deyaar Development PJSC	10,616,059	2,204
* Union Properties PJSC	6,756,023	1,975
Eshraq Properties Co. PJSC	7,929,198	1,622
* Drake & Scull International PJSC	7,030,772	1,456
RAK Properties PJSC	6,616,041	1,304
National Central Cooling Co. PJSC	3,153,083	880
Aramex PJSC	733,646	651
* Islamic Arab Insurance Co.	1,954,679	254
		216,865
United Kingdom (14.8%)
HSBC Holdings plc	130,184,036	1,191,085
BP plc	124,501,669	799,805
* Royal Dutch Shell plc Class A	24,342,357	741,850
GlaxoSmithKline plc	33,189,417	730,791
British American Tobacco plc	12,725,078	717,901
Vodafone Group plc	181,359,092	637,748
AstraZeneca plc	8,614,739	613,245
Royal Dutch Shell plc Class B	16,743,062	530,087
Diageo plc	17,197,904	509,070
Prudential plc	17,417,122	423,419
* Lloyds Banking Group plc	368,915,822	408,692
Barclays plc	111,902,619	393,007
Rio Tinto plc	8,517,390	374,281
Reckitt Benckiser Group plc	4,404,414	372,768
Unilever plc	8,237,035	362,711
National Grid plc	25,752,176	362,051
SABMiller plc	6,455,355	351,600
BT Group plc	55,469,035	347,994

BHP Billiton plc	14,420,537	313,223
BG Group plc	23,240,957	309,986
Imperial Tobacco Group plc	6,579,938	309,054
Shire plc	4,014,968	293,045
Glencore plc	72,899,039	271,811
WPP plc	9,079,679	199,668
Compass Group plc	11,398,379	196,522
Tesco plc	55,502,846	187,693
Standard Chartered plc	13,824,550	184,349
Rolls-Royce Holdings plc	12,771,659	170,630
BAE Systems plc	21,589,763	164,355
SSE plc	6,738,629	163,066
Legal & General Group plc	40,529,829	162,773
Aviva plc	20,102,343	159,490
Centrica plc	33,941,285	149,784
Anglo American plc London Shares	8,919,758	148,993
ARM Holdings plc	9,536,323	148,628
Reed Elsevier plc	7,842,027	136,146
CRH plc	5,009,590	120,861
Experian plc	6,769,084	119,279
Pearson plc	5,548,177	112,572
Associated British Foods plc	2,377,756	110,892
Next plc	1,004,917	109,203
Smith & Nephew plc	6,117,750	109,098
Wolseley plc	1,803,488	104,540
Old Mutual plc	33,355,116	104,064
Land Securities Group plc	5,368,936	102,901
Sky plc	7,155,992	99,792
Standard Life plc	16,317,429	98,588
Whitbread plc	1,231,206	92,416
British Land Co. plc	6,909,118	86,101
ITV plc	25,565,855	84,611
Kingfisher plc	16,183,999	83,253
Marks & Spencer Group plc	11,433,910	83,115
* Royal Bank of Scotland Group plc	14,738,068	80,024
Burberry Group plc	3,027,028	78,641
Capita plc	4,578,969	76,897
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,527,043	76,888
United Utilities Group plc	4,664,129	71,986
Johnson Matthey plc	1,400,510	68,514
Bunzl plc	2,263,812	64,489
InterContinental Hotels Group plc	1,611,018	64,244
GKN plc	11,113,407	61,378
London Stock Exchange Group plc	1,725,594	61,270
* International Consolidated Airlines Group SA (London Shares)	6,955,384	56,660
Ashtead Group plc	3,429,292	55,803
Carnival plc	1,245,026	55,741
Friends Life Group Ltd.	9,317,778	55,719
Hammerson plc	5,367,799	55,545
Randgold Resources Ltd.	628,918	53,980
Severn Trent plc	1,628,611	52,726
Sage Group plc	7,133,886	51,427
Persimmon plc	2,093,025	50,105
Travis Perkins plc	1,681,350	48,518
Direct Line Insurance Group plc	10,218,717	47,923
* RSA Insurance Group plc	6,857,813	46,796
Barratt Developments plc	6,745,748	46,434

G4S plc	10,586,777	45,366
3i Group plc	6,576,600	45,354
Smiths Group plc	2,674,271	45,260
St. James's Place plc	3,496,112	44,981
Mondi plc	2,511,301	44,799
Taylor Wimpey plc	22,003,299	44,701
Meggitt plc	5,500,354	44,464
Aberdeen Asset Management plc	6,717,469	44,096
Dixons Carphone plc	6,385,280	41,728
easyJet plc	1,478,278	41,219
WM Morrison Supermarkets plc	14,771,533	39,856
Provident Financial plc	996,338	39,475
Aggreko plc	1,645,205	38,370
Cobham plc	7,777,426	38,124
Intertek Group plc	1,096,762	37,774
Croda International plc	924,155	36,908
J Sainsbury plc	9,621,226	36,869
Weir Group plc	1,450,539	36,571
Inmarsat plc	2,918,038	36,564
Pennon Group plc	2,716,841	36,317
IMI plc	1,864,078	35,696
Intu Properties plc	6,290,389	34,522
Tullow Oil plc	6,196,693	34,090
Informa plc	4,414,931	33,946
William Hill plc	5,965,159	33,796
Schroders plc	769,527	33,440
Tate & Lyle plc	3,183,012	32,463
Inchcape plc	3,106,714	32,453
Hikma Pharmaceuticals plc	915,623	32,445
Amec Foster Wheeler plc	2,651,889	31,707
Segro plc	5,042,471	31,226
Berkeley Group Holdings plc	855,409	31,180
Derwent London plc	633,114	30,938
DS Smith plc	6,432,540	30,594
Rexam plc	4,765,986	30,456
DCC plc	570,274	30,216
* BTG plc	2,472,350	29,375
Admiral Group plc	1,345,300	29,266
Melrose Industries plc	7,342,067	29,227
Investec plc	3,474,578	29,194
Man Group plc	10,833,062	29,164
Capital & Counties Properties plc	4,940,812	28,554
Great Portland Estates plc	2,361,418	27,855
Royal Mail plc	4,212,908	27,536
Howden Joinery Group plc	4,255,362	27,156
Halma plc	2,565,574	26,845
IG Group Holdings plc	2,472,801	26,831
ICAP plc	3,682,985	25,862
Babcock International Group plc	1,709,870	25,856
Henderson Group plc	7,188,780	25,626
Spectris plc	808,945	25,421
Amlin plc	3,398,028	24,898
Booker Group plc	11,047,438	24,800
Hiscox Ltd.	2,180,160	24,081
Catlin Group Ltd.	2,293,832	24,058
UBM plc	2,985,517	23,707
Spirax-Sarco Engineering plc	515,626	23,666

	Daily Mail & General Trust plc	1,820,184	23,580
	Antofagasta plc	2,418,209	23,578
	Close Brothers Group plc	1,016,213	23,189
2	Merlin Entertainments plc	3,790,842	23,020
	Bellway plc	831,755	22,770
	Hargreaves Lansdown plc	1,480,565	22,443
	Rentokil Initial plc	12,321,788	22,433
	Hays plc	9,593,057	22,354
	Rightmove plc	639,236	22,332
	Essentra plc	1,791,123	22,301
	Shaftesbury plc	1,887,293	22,075
*	Coca-Cola HBC AG	1,357,104	21,812
	John Wood Group plc	2,464,665	21,170
	Rotork plc	592,967	20,498
	Berendsen plc	1,173,403	19,637
	Intermediate Capital Group plc	2,646,553	19,610
*	AA plc	3,628,792	19,495
	Phoenix Group Holdings	1,531,094	19,284
*	Thomas Cook Group plc	9,986,012	19,174
	Petrofac Ltd.	1,769,666	18,749
^	Greene King plc	1,482,619	18,733
*	Sports Direct International plc	1,711,584	18,254
	Telecity Group plc	1,383,211	17,920
	Micro Focus International plc	1,119,672	17,742
^	TalkTalk Telecom Group plc	3,614,408	17,263
*,^ Ocado Group plc		2,792,989	17,214
	Britvic plc	1,620,734	17,152
	Victrex plc	545,477	16,863
	BBA Aviation plc	3,217,269	16,408
	Home Retail Group plc	5,598,382	16,171
	Jupiter Fund Management plc	2,840,094	16,155
	WH Smith plc	777,844	15,754
	Balfour Beatty plc	4,683,312	15,638
	Fresnillo plc	1,153,511	15,581
	Beazley plc	3,531,124	15,299
	Carillion plc	2,918,583	14,991
	Stagecoach Group plc	2,889,046	14,873
	Restaurant Group plc	1,374,506	14,831
	Drax Group plc	2,732,385	14,826
	Grafton Group plc	1,448,764	14,581
	Michael Page International plc	2,055,336	14,382
	CSR plc	1,118,316	14,328
	Cable & Wireless Communications plc	18,843,031	14,147
	RPC Group plc	1,705,851	13,886
*	Betfair Group plc	557,029	13,469
*	Polyus Gold International Ltd.	4,550,981	13,283
	Bodycote plc	1,296,296	13,255
	Regus plc	4,356,398	13,245
	Playtech plc	1,296,044	13,191
*,^ Polymetal International plc		1,460,100	13,148
	Senior plc	2,827,171	13,134
	Paragon Group of Cos. plc	2,110,998	13,079
	Elementis plc	3,126,613	12,981
	WS Atkins plc	682,576	12,863
	Greencore Group plc	2,769,196	12,843
	Kennedy Wilson Europe Real Estate plc	800,080	12,509
	Synergy Health plc	381,770	12,454

	Ultra Electronics Holdings plc	471,361	12,383
	Vesuvius plc	1,860,813	12,286
*	Firstgroup plc	8,221,494	12,270
	QinetiQ Group plc	4,311,094	12,114
	Moneysupermarket.com Group plc	2,987,107	11,792
	Jardine Lloyd Thompson Group plc	827,299	11,755
	Lancashire Holdings Ltd.	1,271,945	11,664
	Bovis Homes Group plc	920,018	11,485
*	Indivior plc	4,356,791	11,418
*	Cairn Energy plc	3,900,582	11,242
^	Ashmore Group plc	2,644,362	11,128
	National Express Group plc	2,888,088	11,078
	Go-Ahead Group plc	295,215	10,962
	Ladbrokes plc	6,281,304	10,943
	Galliford Try plc	551,031	10,911
	Pace plc	2,109,057	10,585
	SIG plc	3,814,893	10,580
	International Personal Finance plc	1,595,917	10,418
	Mitie Group plc	2,524,270	10,254
*	Mitchells & Butlers plc	1,586,548	10,148
	Crest Nicholson Holdings plc	1,644,249	10,133
	UNITE Group plc	1,374,863	10,126
*	Just Eat plc	1,888,133	10,109
*	UDG Healthcare plc	1,639,450	9,670
*	Genel Energy plc	1,025,376	9,583
	Londonmetric Property plc	3,989,170	9,583
	Domino's Pizza Group plc	933,245	9,448
	Fidessa Group plc	261,863	9,445
	Debenhams plc	8,354,846	9,426
	HomeServe plc	1,857,027	9,404
*	Dignity plc	334,907	9,383
	Workspace Group plc	781,986	9,267
	Savills plc	840,251	9,221
	Electrocomponents plc	2,985,771	9,174
	Halfords Group plc	1,370,270	9,142
*	SVG Capital plc	1,387,283	9,087
	Diploma plc	787,867	9,032
*,^ Evraz plc		3,490,972	8,934
	Morgan Advanced Materials plc	1,948,918	8,898
	Big Yellow Group plc	964,346	8,854
	Laird plc	1,806,253	8,659
*	SSP Group plc	2,060,380	8,656
	Serco Group plc	3,727,662	8,637
	Renishaw plc	246,848	8,603
	AVEVA Group plc	434,323	8,582
	Marston's plc	3,886,107	8,573
	Kier Group plc	362,164	8,526
	Cineworld Group plc	1,335,355	8,512
	Greggs plc	688,862	8,508
	Northgate plc	905,968	8,422
	Dunelm Group plc	626,188	8,280
	Grainger plc	2,776,228	8,071
	Hansteen Holdings plc	4,699,535	7,980
	Tullett Prebon plc	1,585,734	7,975
	Domino Printing Sciences plc	771,662	7,915
	Interserve plc	984,833	7,910
	Dechra Pharmaceuticals plc	601,993	7,843

*	Alent plc	1,426,798	7,836
	Spirit Pub Co. plc	4,525,794	7,833
	Brewin Dolphin Holdings plc	1,778,737	7,821
	Bwin.Party Digital Entertainment plc	4,826,023	7,737
	Premier Oil plc	3,526,961	7,647
	Genus plc	409,657	7,545
	ST Modwen Properties plc	1,198,023	7,535
*	Centamin plc	7,435,803	7,512
	F&C Commercial Property Trust Ltd.	3,570,194	7,501
*,^ Lonmin plc		2,959,942	7,249
	J D Wetherspoon plc	599,309	7,133
*	Ophir Energy plc	3,475,804	7,037
	Countrywide plc	1,018,182	7,034
	N Brown Group plc	1,063,901	6,893
*,2 Spire Healthcare Group plc		1,420,395	6,855
	Dairy Crest Group plc	919,763	6,766
*,2 TSB Banking Group plc		1,681,802	6,755
	Synthomer plc	1,816,322	6,640
*	Petra Diamonds Ltd.	2,878,542	6,637
	Telecom Plus plc	404,155	6,618
	Cranswick plc	331,878	6,548
	Keller Group plc	482,992	6,466
	Bank of Georgia Holdings plc	209,573	6,398
	Premier Farnell plc	2,511,418	6,385
	Redrow plc	1,488,784	6,315
	Ted Baker plc	176,215	6,282
*,^ Imagination Technologies Group plc		1,654,497	6,094
	Soco International plc	1,516,484	5,955
*,^ Saga plc		2,120,763	5,820
	esure Group plc	1,653,412	5,726
	Entertainment One Ltd.	1,370,510	5,687
	Hunting plc	936,588	5,576
	Spirent Communications plc	4,159,764	5,554
*,^ AO World plc		1,180,298	5,463
*	Enterprise Inns plc	3,485,380	5,411
	De La Rue plc	691,120	5,377
*,^ KAZ Minerals plc		1,780,619	5,367
	Poundland Group plc	986,513	5,231
	Foxtons Group plc	1,788,342	5,152
	Computacenter plc	524,003	5,094
*	Card Factory plc	1,199,636	4,949
	Al Noor Hospitals Group plc	361,054	4,935
	Devro plc	1,130,999	4,787
	Redefine International PLC	5,786,620	4,739
	Pets at Home Group plc	1,439,291	4,673
	Chesnara plc	871,527	4,613
*	Colt Group SA	2,261,836	4,513
	Acacia Mining plc	1,022,937	4,346
	Chemring Group plc	1,333,154	4,337
	Kcom Group plc	3,409,637	4,244
	RPS Group plc	1,510,129	4,139
	Oxford Instruments plc	361,036	4,037
	Shanks Group plc	2,707,028	4,002
	UK Commercial Property Trust Ltd.	2,959,722	3,999
	Vedanta Resources plc	701,777	3,922
	Speedy Hire plc	3,568,665	3,901
	Helical Bar plc	675,223	3,878

	Xchanging plc			1,636,513	3,856
	Fenner plc			1,325,180	3,680
*	SDL plc			564,766	3,599
	Connect Group plc			1,683,916	3,585
*	Allied Minds plc			524,167	3,425
2	Zoopla Property Group plc			1,270,481	3,419
	NMC Health plc			434,124	3,306
	ITE Group plc			1,622,069	3,190
*	Premier Foods plc			4,843,615	3,152
	Darty plc			3,067,550	3,124
	Schroder REIT Ltd.			3,415,179	3,084
*	SuperGroup plc			211,340	3,059
	Picton Property Income Ltd.			2,899,041	3,033
^	Stobart Group Ltd.			1,896,293	3,022
	Development Securities plc			822,643	2,989
*	Lamprell plc			1,704,984	2,784
	Daejan Holdings plc			32,694	2,699
*,^ Mothercare plc				998,749	2,692
*	EnQuest plc			5,073,128	2,595
	Cape plc			816,076	2,564
	Just Retirement Group plc			1,206,582	2,536
	Morgan Sindall Group plc			251,637	2,525
	Xaar plc			504,079	2,339
	Partnership Assurance Group plc			1,001,941	1,995
	888 Holdings plc			914,331	1,939
*	Salamander Energy plc			1,832,355	1,933
*,^ Aquarius Platinum Ltd.				8,817,863	1,920
	Infinis Energy plc			620,033	1,813
^	APR Energy plc			665,079	1,699
*	Gem Diamonds Ltd.			718,760	1,528
*,^ Hochschild Mining plc				1,107,038	1,510
*	Kenmare Resources plc			18,065,501	898
	Anglo Pacific Group plc			640,816	816
*	CRH plc			29,813	720
	Ferrexpo plc			862,905	651
*,^ Afren plc				7,677,368	618
	Asia Resource Minerals plc			1,046,110	240
					20,397,230
Total Common Stocks (Cost $132,210,154)					137,199,516
		Coupon
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.2%)
[5,6] Vanguard Market Liquidity Fund		0.133%		4,485,043,893	4,485,044

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8	Fannie Mae Discount Notes	0.130%	4/27/15	10,000	9,998
7,9	Fannie Mae Discount Notes	0.170%	6/17/15	500	500
10	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	5,200	5,200
10	Federal Home Loan Bank Discount Notes	0.087%	2/6/15	2,200	2,200
[8,9,10] Federal Home Loan Bank Discount Notes		0.090%-0.092%	2/11/15	7,500	7,500
9,10	Federal Home Loan Bank Discount Notes	0.097%	2/27/15	6,900	6,899
8,10	Federal Home Loan Bank Discount Notes	0.105%	3/4/15	3,200	3,200
9,10	Federal Home Loan Bank Discount Notes	0.085%	3/20/15	2,400	2,400

[8,9,10] Federal Home Loan Bank Discount Notes		0.070%-0.085%	3/27/15	25,500	25,500
8,10	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	9,600	9,598
[8,9,10] Federal Home Loan Bank Discount Notes		0.160%	5/29/15	4,000	3,998
[8,9,10] Federal Home Loan Bank Discount Notes		0.130%	7/24/15	10,000	9,992
7,9	Freddie Mac Discount Notes	0.100%	3/27/15	5,000	5,000
7,8	Freddie Mac Discount Notes	0.120%	4/14/15	1,100	1,100
7,8	Freddie Mac Discount Notes	0.131%	6/8/15	2,000	2,000
					95,085
Total Temporary Cash Investments (Cost $4,580,124)					4,580,129
Total Investments (102.7%) (Cost $136,790,278)					141,779,645
Other Assets and Liabilities-Net (-2.7%)[6]					(3,679,712)
Net Assets (100%)					138,099,933
Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,454,016,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $183,035,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $3,719,927,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $42,366,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $34,609,000 have been segregated as collateral for open forward currency contracts.
10 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Total International Stock Index Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	11,172,642	2,384,863	3,725
Common Stocks—Other	740,757	122,831,368	66,161
Temporary Cash Investments	4,485,044	95,085	—
Futures Contracts—Assets[1]	823	—	—
Futures Contracts—Liabilities[1]	(3,891)	—	—
Forward Currency Contracts—Assets	—	1,939	—
Forward Currency Contracts—Liabilities	—	(39,054)	—
Total	16,395,375	125,274,201	69,886
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Total International Stock Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	March 2015	2,736	275,564	18,890
Dow Jones EURO STOXX 50 Index	March 2015	6,603	249,540	24,644
Topix Index	March 2015	1,454	175,089	(1,253)
S&P ASX 200 Index	March 2015	1,008	108,760	7,568
				49,849

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/25/15	GBP	127,065	USD	199,727	(8,410)
Bank of America, N.A.	3/25/15	EUR	140,846	USD	176,304	(17,072)
Bank of America, N.A.	3/17/15	JPY	15,854,772	USD	133,445	1,638
BNP Paribas	3/24/15	AUD	105,846	USD	86,524	(4,405)
UBS AG	3/25/15	EUR	30,091	USD	37,427	(3,408)
BNP Paribas	3/25/15	GBP	23,437	USD	36,475	(1,186)
Brown Brothers Harriman &
Co.	3/25/15	EUR	28,287	USD	34,065	(2,086)
Goldman Sachs International	3/25/15	GBP	18,990	USD	29,829	(1,238)
UBS AG	3/17/15	JPY	2,691,385	USD	22,630	301
Goldman Sachs International	3/24/15	AUD	13,343	USD	10,927	(575)
Bank of America, N.A.	3/17/15	JPY	1,083,855	USD	9,366	(132)
UBS AG	3/17/15	JPY	1,081,901	USD	9,244	(26)
Bank of America, N.A.	3/24/15	AUD	5,367	USD	4,397	(233)
UBS AG	3/24/15	AUD	5,368	USD	4,371	(206)
Morgan Stanley Capital
Services LLC	3/25/15	GBP	1,384	USD	2,161	(77)
						(37,115)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2015, the cost of investment securities for tax purposes was $137,172,144,000. Net unrealized appreciation of investment securities for tax purposes was $4,607,501,000, consisting of unrealized gains of $21,007,782,000 on securities that had risen in value since their purchase and $16,400,281,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.5%)
Vanguard Total Stock Market Index Fund Investor Shares	119,401,354	5,987,978

International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	165,291,916	2,573,595

U.S. Bond Fund (16.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	159,621,405	1,767,009

International Bond Fund (4.1%)
Vanguard Total International Bond Index Fund Investor Shares	40,832,822	440,586
Total Investment Companies (Cost $7,268,645)		10,769,168
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.133% (Cost $1,056)	1,055,942	1,056
Total Investments (99.9%) (Cost $7,269,701)		10,770,224
Other Assets and Liabilities-Net (0.1%)		6,173
Net Assets (100%)		10,776,397

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard LifeStrategy Growth Fund

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA1	NA1	2	—	1,056
Vanguard Total Bond Market
II Index Fund	1,661,998	113,293	48,375	9,749	3,940	1,767,009
Vanguard Total International
Bond Index Fund	425,696	1,999	990	1,999	—	440,586
Vanguard Total International
Stock Index Fund	2,525,084	162,870	—	20,147	—	2,573,595
Vanguard Total Stock Market
Index Fund	6,015,078	90,473	61,189	30,388	—	5,987,978
Total	10,627,856	368,635	110,554	62,285	3,940	10,770,224

1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At January 31, 2015, the cost of investment securities for tax purposes was $7,269,701,000. Net unrealized appreciation of investment securities for tax purposes was $3,500,523,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (13.7%)
Vanguard Total Stock Market Index Fund Investor Shares	8,953,539	449,020

International Stock Fund (6.0%)
Vanguard Total International Stock Index Fund Investor Shares	12,530,003	195,092

U.S. Bond Fund (64.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	189,739,625	2,100,418

International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Investor Shares	48,440,548	522,673

Total Investment Companies (Cost $2,938,923)		3,267,203
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.133% (Cost $3,648)	3,647,570	3,648

Total Investments (100.0%) (Cost $2,942,571)		3,270,851
Other Assets and Liabilities-Net (0.0%)		553
Net Assets (100%)		3,271,404

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Income Fund

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend Distributions		Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	944	NA1	NA1	1	—	3,648
Vanguard Total Bond Market II	1,989,600	82,251	18,744	11,525	4,680	2,100,418
Index Fund
Vanguard Total International Bond	494,494	12,054	—	2,322	—	522,673
Index Fund
Vanguard Total International Stock	184,969	18,505	—	1,504	—	195,092
Index Fund
Vanguard Total Stock Market Index	435,258	25,029	7,165	2,232	—	449,020
Fund
Total	3,105,265	137,839	25,909	17,584	4,680	3,270,851

1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At January 31, 2015, the cost of investment securities for tax purposes was $2,942,571,000. Net unrealized appreciation of investment securities for tax purposes was $328,280,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (27.5%)
Vanguard Total Stock Market Index Fund Investor Shares	41,338,046	2,073,103

International Stock Fund (11.8%)
Vanguard Total International Stock Index Fund Investor Shares	57,141,134	889,687

U.S. Bond Fund (48.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	329,880,474	3,651,777

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	84,332,509	909,948
Total Investment Companies (Cost $6,033,795)		7,524,515
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.133% (Cost $5,614)	5,613,589	5,614
Total Investments (100.0%) (Cost $6,039,409)		7,530,129
Other Assets and Liabilities-Net (0.0%)		(53)
Net Assets (100%)		7,530,076

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Conservative Growth Fund

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	123	NA1	NA1	2	—	5,614
Vanguard Total Bond Market
II Index Fund	3,456,280	130,268	17,115	20,067	8,177	3,651,777
Vanguard Total International
Bond Index Fund	867,223	14,446	—	4,073	—	909,948
Vanguard Total International
Stock Index Fund	866,661	61,462	—	6,885	—	889,687
Vanguard Total Stock Market
Index Fund	2,065,716	41,869	15,241	10,499	—	2,073,103
Total	7,256,003	248,045	32,356	41,526	8,177	7,530,129

1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At January 31, 2015, the cost of investment securities for tax purposes was $6,039,409,000. Net unrealized appreciation of investment securities for tax purposes was $1,490,720,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (41.4%)
Vanguard Total Stock Market Index Fund Investor Shares	99,620,934	4,995,990

International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	138,633,679	2,158,527

U.S. Bond Fund (32.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	354,122,567	3,920,137

International Bond Fund (8.1%)
Vanguard Total International Bond Index Fund Investor Shares	90,536,820	976,892
Total Investment Companies (Cost $8,801,797)		12,051,546
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.133% (Cost $16,452)	16,452,298	16,452
Total Investments (100.0%) (Cost $8,818,249)		12,067,998
Other Assets and Liabilities-Net (0.0%)		(1,595)
Net Assets (100%)		12,066,403

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Moderate Growth Fund

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,163	NA1	NA1	4	—	16,452
Vanguard Total Bond Market
II Index Fund	3,746,840	128,371	43,229	21,570	8,748	3,920,137
Vanguard Total International
Bond Index Fund	942,439	8,486	4,861	4,438	—	976,892
Vanguard Total International
Stock Index Fund	2,104,589	148,054	—	16,691	—	2,158,527
Vanguard Total Stock Market
Index Fund	4,973,804	89,885	21,126	25,317	—	4,995,990
Total	11,768,835	374,796	69,216	68,020	8,748	12,067,998

1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At January 31, 2015, the cost of investment securities for tax purposes was $8,818,249,000. Net unrealized appreciation of investment securities for tax purposes was $3,249,749,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

VANGUARD STAR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.